-----------------------


                           GLOBAL ASSET MANAGEMENT(R)

                           ==========================


   GAM GLOBAL FUND

                                GAM Funds, Inc.
 GAM INTERNATIONAL
        FUND                     ANNUAL REPORT

  GAM PACIFIC BASIN            FOR THE YEAR ENDED
        FUND                   31ST DECEMBER, 2000

 GAM JAPAN CAPITAL
        FUND

   GAM EUROPE FUND

  GAM NORTH AMERICA
        FUND

  GAMERICA CAPITAL
        FUND









-----------------------


This report has been prepared for the information of shareholders of GAM Funds, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objectives, policies, management, records and other information.

                                 GAM FUNDS, INC.
                               INVESTMENT ADVISER:
                      GAM International Management Limited

--------------------------------------------------------------------------------
                                  The GAM Group
--------------------------------------------------------------------------------

   The GAM group was founded in April 1983 by Gilbert de Botton. GAM's corporate policy is to attempt to harness the top investment talent in the world, not only in-house but also outside the GAM organization, in order to provide above average, long-term growth. The GAM group currently has approximately US$12.3 billion under management and employs a worldwide staff of over 500 people. On 26th July, 2000, the Board of Directors of GAM Funds, Inc. approved the resignation of Gilbert de Botton and the appointment of Dr Burkhard Poschadel as President of the Fund and Chairman of the Board of Directors of the Fund. Dr Poschadel received a Ph.D. in Economics from the University of Hamburg/Freiburg. He was appointed Chief Executive Officer of the GAM Group in March, 2000 and has been a long time employee of UBSAG("UBS"), wherein he served as the Head of Portfolio Management and Investment Advisory Department.

   For US investors, GAM offers GAM Funds, Inc., an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund consists of seven open-end mutual funds-GAM Global, GAM International, GAM Pacific Basin, GAM Japan Capital, GAM Europe, GAM North America and GAMerica Capital Funds.

   For additional information about any of the GAM Funds, please contact your financial consultant or call GAM at 1-800-426-4685 (toll-free).

--------------------------------------------------------------------------------
                                    Contents
--------------------------------------------------------------------------------

   GAM Global ...........................................................  3

   GAM International ....................................................  8

   GAM Pacific Basin .................................................... 13

   GAM Japan Capital .................................................... 18

   GAM Europe ........................................................... 23

   GAM North America .................................................... 28

   GAMerica Capital ..................................................... 32

   Financial Statements ................................................. 36

   Notes to Financial Statements ........................................ 43

   Report of Independent Accountants .................................... 66

   Additional Federal Tax Information ................................... 67







                                                                             GAM

--------------------------------------------------------------------------------

                                 GAM GLOBAL FUND
------------------------------                    ------------------------------




FUND MANAGEMENT
--------------------------------------------------------------------------------

[Graphic Omitted]

JEAN-PHILIPPE CREMERS JOINED GAM IN APRIL, 1992. HE IS THE INVESTMENT DIRECTOR RESPONSIBLE FOR GAM'S INTERNATIONAL/ GLOBAL INVESTMENTS. PRIOR TO THIS HE ANALYZED THE JAPANESE AND US STOCK MARKETS AT THE TOKYO INVESTMENT INFORMATION CENTRE IN HONG KONG. MR. CREMERS IS A GRADUATE IN APPLIED MATHEMATICS FROM UNIVERSITE CATHOLIQUE DE LOUVAIN, BELGIUM AND HAS AN MBA FROM CORNELL UNIVERSITY, NEW YORK.

   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the United States, Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

   Investments in securities of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
--------------------------------------------------------------------------------

                                                    GAM
                                                 Global
                                                 Class A
                                                  (after              Average
                                      GAM        maximum       MSCI   1 Month
                                   Global     sales load      World   Deposit
                                  Class A          of 5%)     Index      Rate

31st December, 2000             US$ 17.53          18.45   1,221.25
--------------------------------------------------------------------------------
                                        %              %          %         %
--------------------------------------------------------------------------------
Quarter to December, 2000            0.42          (4.60)     (6.11)     1.66
--------------------------------------------------------------------------------
Jan - December, 2000               (16.34)        (20.52)    (12.92)     6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
5 years to December, 2000            8.32           7.22      12.53      5.69
--------------------------------------------------------------------------------
10 years to December, 2000          12.16          11.58      12.44      5.19
--------------------------------------------------------------------------------
Since inception                     10.74          10.35      12.00      6.08
--------------------------------------------------------------------------------

   Performance is calculated on a total return basis. Class A inception was on 28th May, 1986, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 6th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.







                                       3
                                      ===
                        GAM GLOBAL FUND / FUND MANAGEMENT                    GAM

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

[Table below represents line chart in its printed piece]

                                             GAM Global
                                                Class A
                     1 Month      Average   (after maximum
       GAM Global      MSCI        Deposit    sales load
        Class A    World Index      Rate        of 5%)
      ----------  -------------  -----------   --------
1986     10000       10000         10000       10000
         9971        9886.16       10016.7     9472.45
         9998        9975.95       10030.2     9498.1
         10014       10053.2       10043.6     9513.3
         10069       10215.3       10053.2     9565.55
         10304       10365         10066.7     9788.8
         10243       10166.1       10083.8     9730.85
         10261       10074.1       10093.3     9747.95
         10156       10239.6       10110.4     9648.2
         10143       10380.2       10123.7     9635.85
         10183       10376.2       10136       9673.85
         10610       10866.4       10148.4     10079.5
         10789       11316.2       10160.8     10249.5
         10834       11252.7       10173.2     10292.3
         10780       11236.6       10185.6     10241
         10604       11229.7       10196.7     10073.8
         10174       10623.2       10207.8     9665.3
         10264       10840.2       10215.8     9750.8
         10229       10867.9       10226.9     9717.55
         10382       10917.6       10241.8     9862.9
         10283       10878.8       10253.6     9768.85
         10045       10498.1       10265.3     9542.75
         9860        10582.5       10277.1     9367
         9895        10689.3       10288.9     9400.25
         10008       10907.2       10300.4     9507.6
         9904        10605.2       10311.8     9408.8
         10233       10994.7       10323.3     9721.35
         10533       11298.6       10334.8     10006.3
         10355       11275.7       10347.1     9837.25
         10263       11246.3       10359.5     9749.85
         10411       11379.1       10368.4     9890.45
         10469       11349.8       10380.8     9945.55
1987     10515       11753.4       10389.9     9989.25
         10743       12068         10410.2     10205.8
         10848       12411.8       10423.1     10305.6
         10874       12800.5       10436.1     10330.3
         10813       12828.8       10449       10272.3
         10836       12774.1       10461.2     10294.2
         10853       12945.9       10473.3     10310.3
         11025       13044.5       10485.5     10473.8
         11039       13376.2       10497.6     10487
         11064       13382.1       10510.3     10510.8
         11286       13666.2       10523       10721.7
         11208       13960.2       10532.1     10647.6
         11349       13998.3       10544.8     10781.5
         11409       14292.3       10561.4     10838.5
         11285       14596.2       10574.5     10720.8
         11490       14836.3       10587.5     10915.5
         11318       14550.8       10600.5     10752.1
         11690       15185.6       10610.2     11105.5
         11666       15201.5       10627.7     11082.7
         11456       14604.5       10641.3     10883.2
         11526       14752         10654.9     10949.7
         11603       14986.1       10668.5     11022.8
         11662       15348.8       10683.1     11078.9
         11850       15425.8       10697.7     11257.5
         11845       15100.7       10708.1     11252.8
         11673       14743.3       10722.7     11089.3
         11631       14611.1       10741.2     11049.5
         11826       14887.8       10755.4     11234.7
         11461       14401.2       10769.7     10888
         11641       15010         10784       11059
         11656       14942         10790.1     11073.2
         11826       15464.2       10812.2     11234.7
         11934       15551         10826.2     11337.3
         12056       15957.7       10840.2     11453.2
         12146       15860.7       10854.2     11538.7
         11840       15485.8       10869       11248
         11836       15408         10883.9     11244.2
         11905       15530.7       10894.5     11309.8
         11839       15701.9       10909.3     11247
         11921       15679.2       10929.8     11325
         12016       15750.3       10946       11415.2
         10789       13567.2       10955.3     10249.5
         9926        12409.4       10978.4     9429.7
         9765        12859.5       10994.7     9276.75
         9721        12356.8       11009.4     9234.95
         9979        12908.1       11024.2     9480.05
         9987        13083.3       11038.9     9487.65
         9743        12742.4       11053.7     9255.85
         9695        12788.1       11070.7     9210.25
         10028       13259.6       11087.6     9526.6
         10207       13416.2       11102.2     9696.64
         10113.2     13211.5       11116.7     9607.56
1988     10157.3     13442.9       11128       9649.48
         9838.55     13110.7       11151.7     9346.62
         9718.31     13088         11166.7     9232.4
         9645.51     13384.8       11179.6     9163.23
         9679.7      13456.7       11196.8     9195.72
         9716.1      13538.6       11211.1     9230.3
         10086.8     13816.3       11225.3     9582.41
         10272.1     14215.4       11239.5     9758.46
         10441.9     14526.2       11247.7     9919.85
         10617.3     14680.1       11268.2     10086.5
         10794.7     14736         11282.6     10254.9
         10780       14886.9       11295       10241
         10676.3     14779         11307.4     10142.5
         10799.7     14920.2       11325.8     10259.7
         10963.3     15192.7       11340.2     10415.2
         10855       14937.2       11346.4     10312.2
         10957.6     15023.2       11369       10409.7
         10909.2     15056.6       11377.2     10363.7
         10397.3     14735.4       11398.6     9877.49
         10374.3     14732.6       11413.9     9855.59
         10449.2     14723.3       11429.2     9926.76
         10807.7     14927.7       11444.5     10267.3
         10905.7     15181.7       11460.8     10360.4
         11094.7     15317.5       11477.1     10540
         10896.5     15090.8       11491.1     10351.7
         10751.2     14640.1       11505.1     10213.7
         11038.3     14775.6       11526.7     10486.3
         10828.5     14766.2       11543.7     10287
         10858.4     14710.6       11560.7     10315.5
         10910.3     14787.1       11577.6     10364.8
         11098.2     15074.7       11594.6     10543.3
         10675.2     14480.1       11612.4     10141.4
         10844.6     14638.9       11630.2     10302.4
         10858.4     14477         11648       10315.5
         10778.9     14189.2       11665.8     10240
         11031.3     14454.5       11684.2     10479.8
         11144.3     14567.8       11702.7     10587.1
         11309.1     14598.3       11710.6     10743.7
         11303.4     14652         11734.3     10738.2
         11502.8     14771.9       11758       10927.7
         11629.6     15091         11776.6     11048.1
         12027.3     15417.1       11795.2     11425.9
         12188.7     15677.1       11813.8     11579.2
         12245.1     15787.5       11832.5     11632.9
         12235.9     15794.8       11851.2     11624.1
         12248.6     15925.1       11869.9     11636.2
         12371.9     16305.3       11888.6     11753.3
         12496.4     16346.1       11907.3     11871.6
         12716.6     16426.9       11929.3     12080.8
         12565.6     16331.2       11951.3     11937.3
         12599       16258.7       11973.3     11969.1
         12688.9     16403         11989       12054.5
1989     12831.9     16594.1       12004.7     12190.3
         12971.3     16845.6       12038.1     12322.8
         12752.3     16876.8       12059       12114.7
         12932.1     17025         12079.9     12285.5
         12874.5     17019.3       12094.8     12230.8
         13299.8     17284.5       12122       12634.9
         13297.5     17369.1       12143.1     12632.7
         13124.6     17202.6       12164.3     12468.4
         12845.7     16871.8       12179.4     12203.4
         12899.9     16966.4       12208.7     12254.9
         12869.9     16997.3       12231.9     12226.4
         12712       16565.4       12255.2     12076.4
         12693.5     16780.9       12271.7     12058.9
         12907.9     17154.2       12301.6     12262.5
         12980.5     16970.3       12325       12331.5
         13159.2     17240         12348.5     12501.3
         13030.1     17180.4       12371.9     12378.6
         12950.6     17275.4       12395.4     12303.1
         13033.6     17239.2       12418.6     12381.9
         12747.7     17095.3       12441.7     12110.3
         12676.3     16786.4       12464.9     12042.5
         12893.9     16874.7       12488.1     12249.2
         13091.4     16922.5       12511       12436.8
         12961.3     16498.3       12533.9     12313.2
         13312.5     16691.2       12556.8     12646.9
         13450.9     16951.8       12573.2     12778.3
         13855.3     17135.1       12602.6     13162.6
         14101.3     17595.7       12625.3     13396.3
         14248       17597         12647.9     13535.6
         14471.5     18021.2       12670.6     13747.9
         14828.6     18648.2       12693.2     14087.2
         14872.4     18534.2       12714.3     14128.8
         14795.5     18264.4       12735.4     14055.7
         14796.7     18197.6       12747.4     14056.9
         14722.2     18222.3       12777.5     13986.1
         14745.8     17975.6       12799.2     14008.6
         14622.8     17864.5       12821       13891.7
         14533       18034.9       12842.7     13806.3
         14771.9     18507.6       12858.3     14033.3
         14935.1     18593.5       12873.8     14188.3
         14847.5     18203.9       12908.5     14105.2
         14321.3     17960.1       12930.7     13605.2
         14465.6     18103.7       12953       13742.3
         14465.6     18012.8       12975.2     13742.3
         14304.7     17922.1       12996.7     13589.5
         14503.4     18103.7       13018.1     13778.2
         14674.9     18183.1       13039.6     13941.1
         15020.2     18627.4       13061       14269.2
         15422.3     19014.1       13082.8     14651.2
         15371.4     19186.2       13095.2     14602.9
         15307.1     18880.8       13126.3     14541.8
         15576.2     19356.8       13141.9     14797.4
1990     16214.7     19440.3       13163.6     15404
         15963.7     19144.2       13191       15165.5
         15470       18593.5       13212.2     14696.5
         15033.2     18287.4       13224.2     14281.5
         15379.5     18490.4       13251.4     14610.6
         15647.5     18649.7       13275.3     14865.1
         15371.1     18473.3       13296.1     14602.5
         15221.4     17988.8       13316.9     14460.3
         15317.2     17689.2       13337.7     14551.3
         15402       17492.3       13358.8     14631.9
         15326.8     17117.8       13379.9     14560.5
         15411.7     16778         13401       14641.1
         15383.8     16798.3       13416.1     14614.6
         15474.7     16389.4       13431.2     14701
         15412.9     16711.2       13464.8     14642.2
         15472.3     16661.9       13486.4     14698.6
         15102.7     16464.1       13508       14347.5
         15114.8     16712.9       13529.6     14359
         15563.2     17180.2       13551.7     14785
         15929.1     17782.4       13573.7     15132.7
         16218.7     17978.5       13595.8     15407.8
         16326.6     18169.1       13617.8     15510.2
         16462.3     18167.6       13630.1     15639.2
         16544.7     17976.4       13660.9     15717.5
         16509.6     17866.6       13682.4     15684.1
         16838       17906.3       13697.8     15996.1
         17189.4     18259         13713.2     16329.9
         17299.7     18292.9       13740.9     16434.7
         17359       18664.5       13765.6     16491.1
         17326.3     18170.4       13790.2     16460
         17265.7     18131.7       13808.7     16402.4
         15896.4     16949.5       13832.6     15101.6
         16058.8     17224.3       13847.5     15255.8
         15148.7     16092.9       13871.4     14391.3
         15027.5     16389.9       13889.2     14276.2
         15273.5     16192.7       13916       14509.8
         15302.6     16434.6       13934.2     14537.5
         15093       15803.8       13946.3     14338.3
         14923.3     14944.7       13973.6     14177.2
         14670       15519.6       13991.7     13936.6
         14993.6     15742.4       14022.8     14243.9
         14958.5     16003.4       14044.8     14210.5
         15062.7     16538.8       14066.7     14309.5
         14756.1     16119.3       14088.7     14018.3
         14624       15972.6       14097.8     13892.8
         14567       16190.9       14130.9     13838.7
         14430.1     16107.7       14143       13708.6
         14358.6     16058.1       14173.2     13640.7
         14008.4     16034.9       14194.3     13308
         14476.2     16636.2       14217.8     13752.3
         14370.7     16597.4       14241.2     13652.2
         13743       16098.4       14258       13055.9
1991     13978.9     16190.7       14281.5     13279.9
         13639.5     15697.7       14308.7     12957.5
         13424.6     15419.8       14329.3     12753.4
         14004.9     16197.8       14349.8     13304.6
         14333.4     16635.9       14370.4     13616.7
         14850.7     17499.9       14389.2     14108.1
         15493.9     18179.2       14407.9     14719.2
         15209.2     18235.4       14421.4     14448.8
         15210.6     18132.9       14442.8     14450.1
         15228.4     18388         14456.4     14467
         14890.4     18220.8       14483.6     14145.8
         14556.4     17791.3       14502.6     13828.6
         14880.8     17797.5       14516.2     14136.8
         15311.9     18331.3       14532.6     14546.3
         15142.2     18144.9       14558.2     14385.1
         15472       18708.4       14575.6     14698.4
         14890.4     18024.2       14583       14145.8
         14828.8     18251.1       14608       14087.3
         14956.1     18076.2       14626.9     14208.3
         14579.7     17888.6       14643.4     13850.7
         14743.9     17929.7       14659.8     14006.7
         14930.1     18184.4       14676.3     14183.6
         14952       18099.8       14683.3     14204.4
         14697.4     17638.8       14709.1     13962.5
         14661.8     17415         14725.5     13928.7
         14481.2     17352.3       14737.2     13757.1
         14504.4     17191.7       14751.2     13779.2
         14582.4     17311.2       14775.1     13853.3
         14696       17583.3       14791.9     13961.2
         14672.8     17765.1       14808.7     13939.1
         14798.7     18046.1       14820.7     14058.7
         14841.1     18127.2       14842       14099
         14756.2     17976.4       14858.5     14018.4
         14529.1     17617.8       14875       13802.6
         14672.8     17775.9       14891.6     13939.1
         14627.6     18000.2       14908.1     13896.2
         14609.8     17975.8       14914.9     13879.3
         14607.1     18187.4       14935.4     13876.7
         14637.2     18288.8       14951.3     13905.3
         14809.6     18647.2       14967.2     14069.1
         14471.6     18296.6       14987       13748
         14693.3     18566.9       15002.2     13958.6
         14482.5     18506.5       15008.8     13758.4
         14711.4     18690.4       15032.7     13975.8
         14932.8     18790.7       15038.9     14186.2
         14883.5     18886.2       15061.6     14139.4
         14605.7     18229.5       15076       13875.4
         14322.4     18046.7       15090.4     13606.3
         14410       18057.8       15104.8     13689.5
         14660.4     17757.9       15111.1     13927.4
         14892.2     18134.4       15134.2     14147.5
         15363.2     18317.9       15144.6     14595.1
1992     15565.2     19264.8       15159.3     14787
         15748.2     19263.2       15175.7     14960.8
         15153.2     18799.1       15187.8     14395.5
         15420.8     19065.3       15200       14649.7
         15306.9     18787.2       15205.2     14541.6
         15383.8     19030.1       15224.4     14614.6
         15217.2     18811.8       15236.2     14456.3
         14719.7     18274.9       15248.1     13983.7
         14754.6     18510.3       15260       14016.8
         14684.8     18342.5       15268.4     13950.6
         14562.4     17881.6       15277       13834.3
         14530.1     17771.6       15296       13803.6
         14499.9     17816.3       15304.6     13774.9
         14518.6     17425.8       15316.7     13792.7
         14645.1     16931.7       15332.2     13912.8
         14617.8     17906         15344.4     13886.9
         14611.5     17601.1       15356.5     13880.9
         14543       17874.7       15368.6     13815.9
         14856       18223.7       15376.6     14113.2
         15001.5     18557.4       15391.1     14251.5
         15163.9     18605.1       15395.9     14405.7
         15056.1     18290.2       15408.7     14303.3
         15215.6     18565.1       15418.4     14454.8
         15293.2     18290.8       15436.3     14528.6
         15432.6     17951.8       15447.7     14661
         15569.2     17818.7       15455.9     14790.7
         15938.6     18251.9       15467.4     15141.6
         16197.2     18257.1       15482       15387.4
         16284.9     18513.7       15493.3     15470.7
         16111       17713.3       15504.6     15305.5
         16194.4     17881.7       15509.4     15384.6
         16261.9     18074.7       15524       15448.8
         16545.1     17499         15536.9     15717.8
         16530.7     17580.3       15546.6     15704.1
         17015       18038.4       15556.2     16164.3
         17290.9     18557         15561.8     16426.4
         17237.8     18753.1       15575.8     16375.9
         16016.2     18241.6       15585.7     15215.4
         15310.5     18406.8       15592.8     14545
         16491.9     18387.8       15602.6     15667.3
         16297.8     17866.1       15609.4     15483
         16030.5     18030.4       15618.6     15229
         15635.3     17981.5       15633       14853.5
         15409.7     17973.9       15636.9     14639.2
         15309       17958.9       15651.3     14543.6
         15241.5     17761.6       15659.3     14479.4
         14981.4     17805         15670.1     14232.3
         15013       18029.2       15676.8     14262.3
         14724.1     18190         15683.5     13987.9
         14890.8     18355.2       15701.2     14146.3
         15113.6     18315.4       15713.7     14357.9
         14816.1     18606.9       15724.3     14075.3
         14926.8     18387.8       15734.9     14180.4
1993     14866.9     18307.4       15742.6     14123.5
         14779.8     18051.1       15757.7     14040.8
         15215.3     18205.4       15764.6     14454.5
         15324.2     18332.3       15777       14557.9
         15075.9     18560.9       15786.6     14322.1
         15226.9     18667.2       15795.8     14465.5
         15480.9     18544.7       15805.1     14706.9
         15865.6     18744.5       15814.4     15072.3
         16253.2     19127.6       15821       15440.6
         16489.9     19460.7       15833       15665.4
         15894.9     19332.6       15839.6     15100.1
         16134.2     19506.5       15848.9     15327.5
         16504.4     19969.5       15858.2     15679.2
         16324.4     20297         15870.2     15508.2
         16967.5     20732.4       15879.5     16119.1
         16822.3     20513.4       15888.8     15981.2
         16802       20653.8       15892.8     15961.9
         17198.3     21051         15906.1     16338.4
         17170.7     20782.2       15916.6     16312.2
         16990.7     20850         15924.4     16141.2
         17349.3     21303.3       15930.9     16481.8
         17485.7     21415.8       15944       16611.4
         17135.9     21289.1       15948.1     16279.1
         17141.7     21091.8       15963.1     16284.6
         16796.2     20657.2       15970       15956.4
         17124.9     21207.8       15979.5     16268.7
         17092.9     20965.1       15990.3     16238.2
         16948.6     21234.6       16001       16101.2
         16816.5     21182.2       16010.4     15975.7
         17117.1     21373.4       16019.8     16261.2
         17799.3     21882.3       16029.2     16909.3
         18317.6     22024.8       16038.6     17401.7
         19118.9     22493.3       16042.6     18162.9
         18783.6     22215.6       16057.4     17844.4
         19507.9     22586.2       16066.8     18532.6
         19836       22397.8       16076.3     18844.2
         19786.7     22494.7       16085.7     18797.3
         19714.6     22006.4       16093.8     18728.9
         20543       22209         16101.9     19515.9
         21052.6     22601.3       16114       19999.9
         21647.8     22642.7       16123.5     20565.4
         21907.6     22710.6       16133       20812.2
         21634.1     22577.9       16142.4     20552.4
         21994.7     22746.6       16146.5     20895
         21929.4     22257.5       16155.9     20832.9
         22347.5     22402.3       16170.8     21230.1
         22036.8     21899.5       16180.3     20935
         22321.3     21953         16184.4     21205.3
         23183.7     22167.9       16200.5     22024.5
         23359.3     22198.9       16211.2     22191.3
         24523.6     22509.7       16221.8     23297.4
         25593.5     22669.2       16229.5     24313.8
1994     25788.1     22770.7       16238.6     24498.7
         25092       22900.8       16252.9     23837.4
         25657.4     23267.8       16262.6     24374.5
         25209.5     23257.4       16268.2     23949
         25417       24222.9       16278       24146.2
         24374.6     23611         16291.5     23155.8
         23877.4     23689.4       16296.8     22683.5
         23580       23590.9       16304.9     22401
         22875.5     23461.4       16319.6     21731.7
         22941.6     23459.1       16330.6     21794.5
         22723.8     23753.7       16341.5     21587.6
         22340.7     23401.8       16350.9     21223.7
         22614.1     22803.7       16360.3     21483.4
         22163.5     22886.7       16374.6     21055.3
         21753.4     23134.8       16385.8     20665.7
         21565.7     22930.4       16390.6     20487.4
         21639.2     23358.5       16401.7     20557.3
         21564.2     23239         16419.3     20485.9
         21262.2     23088.6       16431.5     20199.1
         21511.6     23558.5       16443.7     20436
         21794       23493.8       16455.9     20704.3
         21923.2     23573.7       16468.1     20827
         21445.5     23644.8       16481.3     20373.2
         21748.9     23735.3       16490.8     20661.5
         22330.2     23363.9       16505.9     21213.7
         22531.5     23555.4       16517.2     21404.9
         22780.3     23588.9       16529.1     21641.3
         22966.7     23799.9       16541.1     21818.3
         22452.3     23982         16563.2     21329.7
         22175.3     23804.2       16577.3     21066.6
         22002.2     24258.4       16583.3     20902.1
         21779.7     24181.8       16599.3     20690.7
         21918.1     24344.8       16611.2     20822.2
         22254.4     24517.4       16633.1     21141.7
         21990.7     24667.6       16639.1     20891.1
         22384.7     24431.2       16662.2     21265.5
         22608.9     24304.7       16677.3     21478.5
         22544.6     24156.2       16692.5     21417.4
         22668.2     24106.8       16703.3     21534.8
         22689.7     23689.4       16718.5     21555.2
         22498.4     24212         16738.7     21373.5
         23026       24485.5       16754.5     21874.7
         23118.3     24208.9       16761.3     21962.4
         22854.5     24528.8       16786.2     21711.8
         22758.9     24175.4       16802.1     21621
         22310.5     24087.9       16811.1     21195
         22538       23371.3       16829.3     21411.1
         22302.3     23644.1       16847.5     21187.2
         22111       23411.1       16868.9     21005.5
         22061.6     23250.1       16888.1     20958.5
         21791.3     23634         16907.3     20701.8
         21674       23747.1       16921       20590.3
1995     21593.7     23725.4       16937.5     20514
         21964.3     23683.2       16964.8     20866.1
         22116.6     23765.6       16973       21010.8
         22588.1     23212.9       17003       21458.7
         22594.2     23545         17022.1     21464.5
         22548.9     23732.5       17041.4     21421.5
         22742.5     23846.9       17060.8     21605.3
         23500.1     23928.2       17080.2     22325.1
         24125.9     23771.9       17096.8     22919.6
         25678.2     24153.5       17119.3     24394.3
         26320.5     24330.3       17138.9     25004.5
         26133.1     24232.3       17158.6     24826.5
         26532.5     24822.8       17172.7     25205.9
         26742.5     25008.8       17198       25405.4
         26116.7     25334.6       17206.4     24810.8
         27150.1     25660.5       17237.6     25792.6
         26769.3     25743.8       17257.3     25430.8
         26946.3     26296.6       17277.1     25599
         27004       26314.9       17296.8     25653.8
         26172.2     25967.6       17316.5     24863.6
         26635.5     25835.4       17336.1     25303.7
         27693.6     26130.1       17347.4     26308.9
         27893.3     26314.5       17375.6     26498.7
         27598.9     25982.3       17395.3     26219
         27901.6     26334.3       17403.8     26506.5
         27199.5     26103.1       17429.2     25839.6
         27666.9     26421.1       17449       26283.5
         27607.2     27240         17469       26226.8
         27384.8     26892.5       17494.8     26015.6
         27594.8     27256.2       17514.9     26215.1
         27448.7     27195.7       17535       26076.2
         27559.8     27140.2       17543.2     26181.8
         26497.5     26904.9       17562.3     25172.7
         26549       26786.9       17592.3     25221.6
         26734.4     26671.8       17611.5     25397.7
         27030.9     26917.5       17630.9     25679.4
         27247.2     27217.6       17650.3     25884.8
         27823.8     27324.7       17658.6     26432.7
         27572.6     27358.3       17683.6     26194
         27683.8     27475.4       17697.5     26299.6
         27650.8     27123.5       17727.9     26268.3
         28058.6     27421.1       17741.7     26655.7
         28400.5     27265.9       17766.5     26980.5
         28274.9     27136.1       17785.8     26861.1
         28526.1     27479.4       17805       27099.8
         28870.1     27529.7       17824.2     27426.6
         29051.3     27908.8       17843.4     27598.7
         29074       28079         17862.6     27620.3
         29716.5     28652.4       17879.3     28230.7
         29312.9     28665.6       17896       27847.2
         29121.3     28394.6       17921       27665.3
         29588.7     28918.4       17935       28109.2
1996     29830.6     29202.7       17951.7     28339.1
         29478.7     28756.5       17978.9     28004.7
         29566.7     28792.9       17997.9     28088.3
         29720.7     28859.1       18016.8     28234.6
         29324.7     29496.5       18035.8     27858.4
         29060.7     29891.9       18051.3     27607.7
         28928.7     29965.8       18072.1     27482.2
         28752.7     29750.9       18082.5     27315.1
         28686.7     29722.7       18108.4     27252.4
         28620.7     29899.6       18126.2     27189.7
         27828.7     29325.4       18144       26437.3
         28268.7     29880.3       18151.6     26855.3
         28290.7     30069.6       18174.5     26876.2
         28708.7     30431.1       18189.8     27273.3
         27960.7     29972.3       18215.5     26562.7
         27960.7     30172.2       18233.6     26562.7
         28158.7     30678.9       18251.7     26750.8
         27960.7     30785.8       18262.1     26562.7
         27520.8     30404.9       18288       26144.7
         27894.7     30799.4       18306.2     26500
         27564.8     30989.2       18319.2     26186.5
         27762.7     30686         18342.5     26374.6
         28114.7     31008.9       18360.7     26709
         27872.7     30828.3       18379       26479.1
         27850.7     30868.9       18397.2     26458.2
         28114.7     30919.3       18410.3     26709
         28422.7     31023.9       18425.9     27001.6
         28070.7     30519.4       18452.3     26667.2
         28312.7     29809.9       18470.9     26897.1
         28180.7     29379         18489.5     26771.7
         28884.7     29997.2       18508       27440.4
         29742.7     30515.9       18526.7     28255.5
         29709.4     30580.2       18545.3     28224
         29930       30796.8       18558.6     28433.5
         29731.5     30776.3       18582.6     28244.9
         29158       30349.2       18601.2     27700.1
         29488.9     30559.8       18619.8     28014.4
         29974.1     31228.4       18619.8     28475.4
         30238.8     31357.2       18665       28726.8
         30856.3     31736.4       18670.3     29313.5
         31121       31615         18694.5     29565
         30724       31950.2       18713.3     29187.8
         30856.3     31896         18732.1     29313.5
         30790.2     31667.9       18750.9     29250.7
         32201.8     32408.1       18761.3     30591.7
         32267.9     32734.8       18782.1     30654.5
         33106.1     33288.1       18800.3     31450.8
         33635.4     33501.2       18823.7     31953.6
         33458.9     33039.5       18841.9     31786
         32863.4     32797.1       18861.1     31220.3
         32400.3     32463.1       18869.3     30780.2
         33273.8     32845.1       18894       31610.1
1997     33507.2     33021.6       18913.2     31831.9
         33437.2     32954.1       18938.1     31765.3
         34394.6     33274         18957.5     32674.8
         35235.1     33486.6       18968.5     33473.4
         34674.8     32878.5       18985.2     32941
         35795.6     33246.5       19015.6     34005.8
         36752.9     33830.6       19035.1     34915.3
         37523.4     34049.8       19054.6     35647.3
         37266.6     34183         19068.5     35403.3
         37266.6     33980.7       19085.2     35403.3
         37243.2     34080.5       19113       35381.1
         35678.8     33547.7       19132.5     33894.9
         35678.8     33733         19146.4     33894.9
         34091       32746.3       19165.8     32386.4
         35305.2     32708.2       19191.8     33539.9
         35095.1     32831.1       19212.3     33340.3
         35655.4     33497.4       19232.8     33872.7
         36752.9     34241.8       19244.4     34915.3
         37710.2     35214.2       19273.7     35824.7
         38667.6     36279.7       19294.3     36734.2
         38364.1     36538.8       19306       36445.9
         38504.1     36641.8       19335.3     36578.9
         38457.4     36431.7       19355.9     36534.6
         39181.3     37515         19376.6     37222.2
         39905.1     37955.4       19397.2     37909.9
         40745.8     38388.2       19411.9     38708.5
         41072.6     38644.6       19432.6     39019
         41866.6     38946.2       19459.1     39773.2
         43968.1     39757.4       19470.9     41769.6
         44154.9     39653.3       19500.3     41947.1
         45252.3     39810.6       19521       42989.7
         45766       39660.7       19538.6     43477.7
         44201.6     38765.1       19562.2     41991.5
         44803.7     38927.5       19582.7     42563.6
         43260.4     37931.4       19603.3     41097.4
         43774.9     38163.5       19623.9     41586.1
         43120.1     38055.4       19644.7     40964.1
         43681.3     38512.5       19665.6     41497.2
         44523.1     39098.5       19680.4     42297
         45365       39518.5       19701.2     43096.7
         46113.2     40009.8       19716.2     43807.6
         45528.6     39493.9       19749.2     43252.2
         45061       39300.4       19770.3     42807.9
         42816.1     37432.2       19779.3     40675.3
         43517.6     37989.9       19812.3     41341.7
         41389.7     36357.7       19833.4     39320.2
         42769.3     37444         19848.5     40630.9
         43400.7     37600.2       19869.7     41230.7
         45131.1     38623.3       19896.8     42874.6
         45552       38493.4       19906.4     43274.4
         44902.3     38474.8       19941.4     42657.2
         43403.9     37169         19957.4     41233.7
         45216.5     38380.1       19979.7     42955.6
1998     45579       38117.2       20009       43300
         44708.9     37594.1       20032       42473.5
         45119.8     38667.6       20055       42863.8
         44829.8     39421.2       20064.9     42588.3
         46690.6     40557.2       20087.9     44356.1
         46980.6     41122.8       20122.1     44631.6
         47633.2     41294.2       20143.2     45251.5
         48261.5     41584.6       20164.3     45848.4
         47971.5     42051.7       20185.4     45572.9
         48527.3     42605.6       20206.9     46101
         49735.7     43216.4       20222.3     47248.9
         50170.7     44102         20243.8     47662.2
         51040.7     44121.9       20265.3     48488.7
         51185.7     44273.6       20293.1     48626.4
         52249.1     45144         20314.8     49636.6
         52249.1     45018.3       20336.4     49636.6
         50436.5     43585.2       20354.9     47914.7
         50895.7     44464.2       20379.8     48350.9
         51016.5     44559.9       20401.7     48465.7
         51209.9     44596.6       20414.2     48649.4
         50460.7     43858.5       20439.1     47937.7
         50315.7     43709.4       20457.8     47799.9
         51572.4     44187.2       20476.5     48993.8
         51451.5     43737.7       20510.5     48879
         52780.7     44229.1       20526       50141.7
         54085.8     45414.2       20547.7     51381.5
         55366.6     46063         20569.6     52598.3
         56405.8     46502.6       20591.6     53585.5
         55777.4     46132         20613.5     52988.6
         54279.1     44751.2       20635.4     51565.1
         52200.7     43295.7       20657.3     49590.7
         51884.7     42529.8       20679.2     49290.4
         52030.8     43251.3       20701.1     49429.3
         50666.7     42035.7       20723       48133.4
         47207.7     39848.8       20744.9     44847.4
         46866.7     40553.5       20766.8     44523.4
         47792.4     41216.3       20788.6     45402.7
         47768       40898.7       20810.5     45379.6
         46769.3     39511.1       20832.4     44430.8
         44747.5     38536.3       20853.5     42510.1
         43480.8     39882.8       20874.5     41306.8
         42384.7     42174.4       20895.5     40265.4
         42068       42011.6       20916.4     39964.6
         42847.5     44379.6       20937.4     40705.1
         43164.1     43717.9       20958.2     41005.9
         43700.1     44498.1       20979       41515
         44430.8     46094.4       20999.8     42209.3
         44382.1     45343.1       21020.8     42163
         45064.1     46078.8       21043       42810.9
         44625.7     45420.7       21065.2     42394.4
         46087.2     47533.7       21087.3     43782.9
         46209       47763.1       21109.5     43898.6
1999     47402.6     49791.6       21130.1     45032.5
         45794.9     47680.2       21150.1     43505.2
         46111.6     48882.9       21170.2     43806
         45916.7     48083.5       21190.2     43620.9
         46379.5     48745.8       21210.1     44060.6
         45015.4     46894.5       21229.8     42764.7
         45039.8     47149.3       21249.4     42787.8
         45624.4     48033.3       21269.1     43343.2
         44235.9     46910.3       21288.8     42024.1
         45210.3     49091.8       21308.6     42949.8
         45380.8     49899.4       21328.3     43111.8
         44674.4     48710.6       21348.1     42440.7
         45039.8     49647.8       21367.8     42787.8
         45478.2     50992         21387.7     43204.3
         45892.4     51529.8       21407.5     43597.7
         45356.5     51080.5       21427.3     43088.6
         45502.6     52046.9       21447.2     43227.5
         45332.1     51775.1       21466.9     43065.5
         45259       51903.5       21486.6     42996.1
         44918       50962         21506.2     42672.1
         43261.6     49882         21525.9     41098.5
         43675.7     49812.4       21545.6     41491.9
         44235.9     51035         21565.5     42024.1
         44211.6     51299.5       21585.4     42001
         44577       51380.2       21605.2     42348.1
         45648.8     52059.5       21625.1     43366.3
         45624.4     53184         21646.4     43343.2
         45307.7     53172.9       21667.9     43042.4
         44552.6     52843.6       21689.4     42325
         43383.4     52274.7       21711       41214.2
         41775.7     51326.8       21732.5     39686.9
         41142.4     50409.1       21754       39085.2
         42823.1     51940.8       21775.5     40682
         45259       53428.1       21797       42996.1
         44333.4     52388.6       21818.5     42116.7
         44966.7     52786.9       21840.7     42718.4
         43870.6     52328.4       21862.9     41677
         43651.3     51790.5       21885.1     41468.8
         42092.4     50712.4       21907.4     39987.7
         43846.2     52512.6       21929.7     41653.9
         43188.5     51616         21952.2     41029.1
         43675.7     51547         21974.6     41491.9
         43407.7     51823         21997.1     41237.4
         45453.9     53838.6       22019.5     43181.2
         45794.9     54653.7       22041.9     43505.2
         46574.4     55789.8       22064.3     44245.7
         47012.9     56082.6       22086.8     44662.2
         46379.5     55897.8       22109.2     44060.6
         48450.1     56912.3       22136.5     46027.6
         48060.3     56857.5       22163.8     45657.3
         50837.2     58288.6       22191.1     48295.4
         52639.8     59623.2       22218.4     50007.8
         49107.7     57441.4       22243.9     46652.4
2000     49984.7     58220.6       22268.2     47485.4
         50959       58567         22292.5     48411.1
         49814.2     57269.4       22316.7     47323.4
         50374.4     57367.3       22341.1     47855.7
         52615.4     58425.8       22366.1     49984.7
         51251.3     57116.5       22391.1     48688.8
         52591.1     56761         22416.2     49961.5
         54686       57543.2       22441.2     51951.7
         55562.9     57338         22466.5     52784.7
         52371.9     57101.9       22491.8     49753.3
         55903.9     60187.1       22517.1     53108.7
         54710.3     61129.9       22542.4     51974.8
         49424.4     59806.1       22568.4     46953.2
         49059       59429.7       22594.9     46606.1
         45941.1     57517.9       22621.4     43644
         47061.6     58472.5       22647.9     44708.5
         46257.7     57198.3       22674.6     43944.9
         43943.6     55881.3       22701.8     41746.4
         45624.4     57092         22729       43343.2
         42798.8     55176.3       22756.1     40658.8
         43773.1     56668.5       22783.3     41584.5
         45332.1     59121.7       22811.7     43065.5
         45039.8     59043.4       22840.2     42787.8
         45794.9     59065.9       22868.7     43505.2
         44918       58452.1       22897.3     42672.1
         44089.8     58518.9       22926       41885.3
         45332.1     59539.9       22955       43065.5
         44528.2     58737.2       22983.9     42301.8
         44187.2     58004.4       23012.9     41977.9
         43821.8     57090.6       23041.9     41630.8
         44211.6     57738.8       23070.8     42001
         44503.9     58375.4       23099.8     42278.7
         44528.2     58515.4       23128.8     42301.8
         44357.7     58526.2       23157.8     42139.9
         43943.6     58142.6       23186.8     41746.4
         44455.2     56921.7       23215.8     42232.4
         43139.8     55755.2       23244.8     40982.8
         43553.9     55293.1       23273.8     41376.2
         43553.9     55634.7       23303       41376.2
         41994.9     53210.5       23332.3     39895.2
         41215.4     51917.4       23361.6     39154.7
         42603.9     52934.1       23390.9     40473.7
         44187.2     55015.4       23420.2     41977.9
         43870.6     54863.5       23449.5     41677
         43894.9     53992.9       23478.8     41700.2
         42165.4     51191.4       23508.2     40057.2
         42896.2     52045.6       23537.5     40751.4
         43334.7     52864.9       23566.9     41167.9
         43042.4     53233.6       23596.4     40890.2
         41973.1     50374.3       23625.9     39874.4
         43818.9     52127.1       23655.4     41628
         44324.6     52278.3       23672.2     42108.4



NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.




---------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI World Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on all the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and The United States. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 22 countries. The percentage change in the value of the index includes dividends reinvested.

[Table below represents bar chart in its printed piece]

AVERAGE ANNUAL TOTAL RETURN - CLASS A

                                 GAM Global
                               (after maximum       MSCI World
Period            GAM Global   sales load of 5%)      Index
------            ----------   -----------------    ----------
1 Year              (16.34)        (20.52)            (12.92)
5 Years               8.32           7.22              12.53
10 Years             12.16          11.58              12.44
Since Inception      10.74          10.35              12.00




[Table below represents bar chart in its printed piece]

ANNUAL PERFORMANCE - CLASS A

                                  GAM GLOBAL
                      GAM            CLASS A               MSCI
                   GLOBAL     (AFTER MAXIMUM              WORLD
                  CLASS A   SALES LOAD OF 5%)             INDEX
YEAR                    %                  %                  %
----------------------------------------------------------------
1996                12.74               7.11              14.00
1997                34.95              28.20              16.23
1998                 2.57              (2.56)             24.80
1999                14.23               8.52              25.34
2000               (16.34)            (20.52)            (12.92)




                                       4
                                      ===
                    GAM GLOBAL FUND / REPORT TO SHAREHOLDERS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


THE FACTS - CLASS B SHARES
--------------------------------------------------------------------------------


                                                     GAM
                                                  Global              Average
                                      GAM        Class B       MSCI   1 Month
                                   Global (with deferred      World   Deposit
                                  Class B   sales charge)     Index      Rate

31st December, 2000             US$ 17.50                  1,221.25
--------------------------------------------------------------------------------
                                        %              %          %         %
--------------------------------------------------------------------------------
Quarter to December, 2000            0.20          (4.67)     (6.11)     1.66
--------------------------------------------------------------------------------
Jan - December, 2000               (16.96)        (21.00)    (12.92)     6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2000           (2.98)         (4.89)      4.47      5.89
--------------------------------------------------------------------------------
Since inception*                    (5.76)         (6.83)      6.52      5.81
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES
--------------------------------------------------------------------------------

                                                     GAM
                                                  Global              Average
                                      GAM        Class C       MSCI   1 Month
                                   Global (with deferred      World   Deposit
                                  Class C   sales charge)     Index      Rate

31st December, 2000             US$ 17.53                 1,221.25
--------------------------------------------------------------------------------
                                        %              %          %         %
--------------------------------------------------------------------------------
Quarter to December, 2000            0.22          (0.76)     (6.11)     1.66
--------------------------------------------------------------------------------
Jan - December, 2000               (16.97)        (17.78)    (12.92)     6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2000           (3.03)         (3.03)      4.47      5.89
--------------------------------------------------------------------------------
Since inception*                    (5.90)         (5.90)      6.65      5.81
--------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES
--------------------------------------------------------------------------------

                                                      GAM
                                                    Global              Average
                                            Class D (after              1 Month
                                      GAM          maximum       MSCI   Deposit
                                   Global       sales load      World     Rate
                                  Class D          of 3.5%)     Index

31st December, 2000             US$ 17.36            17.99   1,221.25
--------------------------------------------------------------------------------
                                        %                %          %        %
--------------------------------------------------------------------------------
Quarter to December, 2000            0.35            (3.16)     (6.11)    1.66
--------------------------------------------------------------------------------
Jan - December, 2000               (16.57)          (19.49)    (12.92)    6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
3 years to December, 2000           (0.90)           (2.07)     10.85     5.82
--------------------------------------------------------------------------------
5 years to December, 2000            7.91             7.14      12.53     5.69
--------------------------------------------------------------------------------
Since inception*                     8.87             8.14      13.03     5.70
--------------------------------------------------------------------------------
* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 6th October, 1995 for Class D shares.
--------------------------------------------------------------------------------

THE COMMENT

   Class A of the fund returned 0.42% in the fourth quarter of 2000, versus a benchmark return of -6.11%. For the year, it returned -16.34%, versus a benchmark return of -12.92%. The Fund had a disappointing year in 2000. This was partly a correction following an exceptional fourth quarter in 1999 when Class A of the fund was up 24.64%, and partly due to the equity markets generally being dragged down by telecoms and technology shares.

   The fund's performance has been more encouraging since May 2000, when we sold telecoms and technology shares. The decision to sell telecoms and tech shares was driven by unexpectedly high mobile license auction fees in Europe, by rising debt levels for telecom operators, by more competition from new entrants and by slowing demand. Since May, the fund has outperformed its benchmark. The cash raised was reinvested in the traditional growth industries described below, which already represented a substantial portion of the fund.

   For 2001, we pin our hopes on six industries and the leading companies therein: pharmaceuticals, consumer goods, life insurance, media, luxury goods and outsourcing. These industries enjoy sound financial characteristics, good volume growth and the benefit of price increases. Great importance is attached to industry selection: when the industry is healthy, growing and with limited price competition, it is very likely that companies will enjoy rising profits.

   We remain bullish on the leading companies in these industries, some of which have performed well in 2000, such as Sanofi-Synthelabo, Danone, AIG and Paychex, and some of which have not, such as Omnicom and Tiffany. Those companies have well-defined earnings growth prospects both long-term and short-term. They are industry leaders and enjoy substantial advantages over competitors in the form of, for example, research and development spending, brand recognition and/or long-term contracts with customers.

   There are additional reasons to be optimistic for the fund's performance in 2001:

1. Following the collapse in telecoms and technology shares, investors are returning to the more traditional growth industries which we favour. We predict that most telecoms shares are now in a long bear market because most will continue to suffer from a heavy debt workload and intense price competition. As for technology stocks generally, they are unlikely to make much headway in the face of a maturing PC market and still high valuations.

2. A worldwide economic slowdown in 2001, as is anticipated, works in favour of the steady non-cyclical growth stocks in which the fund is invested. The fund has no exposure to cyclical shares.


                                       5
                                      ===
                    GAM GLOBAL FUND / REPORT TO SHAREHOLDERS                 GAM

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2000

                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
--------------------------------------------------------------------------------
EQUITIES - 97.0%
              DENMARK - 1.9%
      4,466   Novo-Nordisk B                        801,280
                                                 ----------
                                                    801,280
                                                 ----------
              FRANCE - 12.7%
     14,603   Christian Dior                        700,307
      5,142   Danone                                775,761
      4,825   Hermes International                  683,970
      5,868   L'Oreal                               503,282
     33,153   Sanofi-Synthelabo                   2,211,219
      3,181   Total Fina B                          473,336
                                                 ----------
                                                  5,347,875
                                                 ----------
              GERMANY - 4.6%
      6,130   Altana                                968,008
      4,572   Beiersdorf                            474,591
      8,388   Schering                              477,509
                                                 ----------
                                                  1,920,108
                                                 ----------
              ITALY - 3.0%
     55,309   Bulgari                               680,640
     49,011   Mediaset                              585,180
                                                 ----------
                                                  1,265,820
                                                 ----------
              JAPAN - 3.6%
      4,300   ORIX                                  430,676
      1,300   Rohm                                  246,548
     14,000   Takeda Chemical                       827,128
                                                 ----------
                                                  1,504,352
                                                 ----------
              NETHERLANDS - 7.3%
     47,089   Fortis AMEV                         1,530,545
     12,250   Heineken                              741,668
     13,572   Philips                               497,487
      5,035   Royal Dutch Petroleum                 308,672
                                                 ----------
                                                  3,078,372
                                                 ----------
              SWEDEN - 1.7%
     35,898   Assa Abloy B                          701,682
                                                 ----------
                                                    701,682
                                                 ----------
              SWITZERLAND - 4.1%
        419   Nestle                                977,244
       *996   Synthes-Stratec                       735,615
                                                 ----------
                                                  1,712,859
                                                 ----------
              UNITED KINGDOM - 5.2%
     39,281   BP Amoco                              317,179
    143,650   WPP Group                           1,873,055
                                                 ----------
                                                  2,190,234
                                                 ----------
              UNITED STATES - 52.9%
     13,194   American International Group        1,300,434
     *6,604   Amgen                                 422,243
     22,752   Automatic Data Processing           1,440,486
      3,324   Chevron                               280,670
     *6,192   Clear Channel Communications          299,925
     25,881   Colgate-Palmolive                   1,670,619
      3,197   Exxon Mobil                           277,939
    *13,670   Fiserv                                648,471
     44,451   Freddie Mac                         3,061,563
     14,437   General Electric                      692,074
     29,658   IMS Health                            800,766
     14,612   Intel                                 442,013
     12,323   Linear Technology                     569,939
     21,152   Medtronic                           1,277,052
    *20,530   Microchip Technology                  450,377
     23,415   Omnicom Group                       1,940,518
     11,344   Paychex                               551,602
     14,248   Pfizer                                655,408
    *20,022   Starbucks                             885,974
     14,556   State Street                        1,808,001
      5,753   Texaco                                357,405
     18,548   Tiffany                               586,581
    *18,043   Univision Communications              738,635
     13,235   Walgreen                              553,388
     10,454   Wal-Mart Stores                       555,369
                                                 ----------
                                                 22,267,452
                                                 ----------
TOTAL EQUITIES (COST $38,518,678)                40,790,034
                                                 ----------
TOTAL INVESTMENTS (COST $38,518,678) - 97.0%     40,790,034
OTHER ASSETS LESS LIABILITIES, NET - 3.0%         1,255,951
                                                 ----------
TOTAL NET ASSETS - 100.0%                        42,045,985
                                                 ==========

* Non-income producing security.

See notes to financial statements.

--------------------------------------------------------------------------------

                                       6
                                      ===
                   GAM GLOBAL FUND / STATEMENT OF INVESTMENTS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


GEOGRAPHIC ANALYSIS AS AT
31st DECEMBER, 2000

[Table below represents pie chart in its printed piece]

Net Current Assets   3.0%
Sweden               1.7%
Denmark              1.9%
Italy                3.0%
Japan                3.6%
Switzerland          4.1%
Germany              4.6%
United Kingdom       5.2%
Netherlands          7.3%
France              12.7%
United States       52.9%


INVESTMENT ANALYSIS AS AT
31st DECEMBER, 2000 (UNAUDITED)

[Table below represents pie chart in its printed piece]


Diversified Financials                 16.3%
Pharmaceuticals & Biotechnology        15.1%
Media                                  12.9%
Commercial Services & Supplies         8.2%
Household & Personal Products          6.3%
Consumer Durables & Apparel            6.1%
Food Beverage & Tobacco                5.9%
Energy                                 4.8%
Health Care Equipment & Services       4.8%
Technology Hardware & Equipment        4.1%
Capital Goods                          3.3%
Other                                  9.2%
Net Current Assets                     3.0%











                                       7
                                      ===
                   GAM GLOBAL FUND / STATEMENT OF INVESTMENTS                GAM

--------------------------------------------------------------------------------

                             GAM INTERNATIONAL FUND
---------------------------                          ---------------------------



FUND MANAGEMENT
--------------------------------------------------------------------------------
[Graphic Omitted]

JEAN-PHILIPPE CREMERS JOINED GAM IN APRIL, 1992. HE IS THE INVESTMENT DIRECTOR RESPONSIBLE FOR GAM'S INTERNATIONAL/ GLOBAL INVESTMENTS. PRIOR TO THIS HE ANALYZED THE JAPANESE AND US STOCK MARKETS AT THE TOKYO INVESTMENT INFORMATION CENTRE IN HONG KONG. MR. CREMERS IS A GRADUATE IN APPLIED MATHEMATICS FROM UNIVERSITE CATHOLIQUE DE LOUVAIN, BELGIUM AND HAS AN MBA FROM CORNELL UNIVERSITY, NEW YORK.

   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in countries other than the United States, including Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

   Investments in securities of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
--------------------------------------------------------------------------------
                                                   GAM
                                         International
                                        Class A (after                 Average
                                   GAM         maximum        MSCI     1 Month
                          International     sales load        EAFE     Deposit
                                Class A          of 5%)      Index        Rate

31st December, 2000           US$ 20.02          21.07    1,492.41
--------------------------------------------------------------------------------
                                      %              %           %           %
Quarter to December, 2000         (0.95)         (5.90)      (2.62)       1.66
--------------------------------------------------------------------------------
Jan - December, 2000             (22.74)        (26.61)     (13.96)       6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
5 years to December, 2000          4.48           3.42        7.43        5.69
--------------------------------------------------------------------------------
10 years to December, 2000        12.04          11.47        8.56        5.19
--------------------------------------------------------------------------------
15 years to December, 2000        13.97          13.58       11.82        6.13
--------------------------------------------------------------------------------
Since inception                   16.38          16.01       14.27        6.27
--------------------------------------------------------------------------------

   Performance is calculated on a total return basis. Class A inception was on 2nd January, 1985, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 18th September, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.











                                       8
                                      ===
                    GAM INTERNATIONAL FUND / FUND MANAGEMENT

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


[Table below represents line chart in its printed peace]


                                                   GAM Global
                                                International
                                      Average       Class A
          GAM            MSCI         1 Month   (after maximum
     International       EAFE         Deposit      sales load
        Class A         Index          Rate         of 5%)
      ----------    -------------    ---------     --------
1985     10000          10000          10000        10000
         10013          10125.3        10020.9      9512.35
         9954           10153.2        10037        9456.3
         9960           10186.8        10053        9462
         10036          10256.3        10069.1      9534.2
         10018          10046.4        10085.3      9517.1
         9913           9875.99        10101.5      9417.35
         10217          10085          10117.7      9706.15
         10128          10258.2        10133.8      9621.6
         10043          10226          10151        9540.85
         10138          10334.6        10168.1      9631.1
         10328          10733.8        10185.2      9811.6
         10438          11013.9        10197.4      9916.1
         10299          10932.7        10212.1      9784.05
         10329          10849.9        10236.4      9812.55
         10576          11044.6        10253.3      10047.2
         10483          10873.3        10270.2      9958.85
         10490          11001          10287.1      9965.5
         10347          11010.9        10303.5      9829.65
         10745          11358          10319.9      10207.8
         10953          11507.3        10336.3      10405.3
         10922          11424.7        10352.7      10375.9
         10883          11582.4        10369.1      10338.8
         11083          11554.4        10384.1      10528.8
         11329          11801.1        10399.2      10762.5
         11207          11705.5        10409.9      10646.7
         11422          11859.4        10422.8      10850.9
         11485          12288.6        10444.3      10910.8
         11629          12599.7        10459.5      11047.5
         11580          12512.7        10472.4      11001
         11523          12387.6        10489.7      10946.8
         11605          12270.7        10505.7      11024.8
         11703          12395.7        10521.7      11117.8
         11832          12648.1        10537.6      11240.4
         11981          12735.1        10553.6      11382
         11814          12461          10569.6      11223.3
         11843          12173.8        10585.7      11250.8
         11884          12290.5        10601.7      11289.8
         12591          13062.7        10613.2      11961.5
         12886          13801.7        10629.3      12241.7
         12939          13842.7        10650.1      12292
         13102          13862.3        10666.3      12446.9
         13305          14073.9        10682.5      12639.8
         13795          14401          10698.7      13105.2
         13881          14664          10714.8      13187
         13833          14508.8        10731        13141.3
         14187          14643.9        10747.1      13477.7
         14806          15048.5        10756.4      14065.7
         14719          14918.8        10779.5      13983
         14834          14878.9        10796.1      14092.3
         15405          15344.2        10812.8      14634.8
         15386          15360.1        10824.7      14616.7
1986     15926          15795.9        10841.4      15129.7
         16344          15987.5        10862.8      15526.8
         16381          15806.1        10879.4      15562
         16256          15633.2        10896        15443.2
         16798          16155.5        10912.7      15958.1
         16957          16377.7        10929.3      16109.2
         17352          16901          10946        16484.4
         17640          17566.5        10962.6      16758
         18033          17794          10979.2      17131.3
         18229          18206.3        10995.9      17317.6
         18935.4        18847.2        11012.3      17988.7
         19366.4        19385.3        11028.8      18398.1
         19354.6        19596.3        11040.6      18386.9
         19654.8        20372.3        11057        18672.1
         20176.9        20109.6        11077.4      19168.1
         20631.5        20769.9        11093.1      19599.9
         21272.6        21806.4        11108.7      20209
         21583.5        21902.2        11124.4      20504.3
         21240.4        21937          11138.9      20178.4
         20982.1        21898.3        11153.4      19933
         20080.4        21115.9        11168        19076.4
         20282          21401.2        11178.3      19267.9
         20268.1        21158.9        11197        19254.7
         20537.2        21747.4        11212        19510.3
         20607.9        21773.5        11227.1      19577.5
         20624          22154.8        11237.8      19592.8
         20956.3        22458.5        11252.8      19908.5
         20580          22411.2        11272        19551
         20595          22593.7        11282.6      19565.3
         20204.8        22976          11301.7      19194.6
         20380.6        23731.9        11316.6      19361.6
         20442.8        23649.8        11330.4      19420.7
         21359.4        24927.4        11344.2      20291.5
         22344.7        26462.4        11358.1      21227.5
         22677.1        25942.1        11372        21543.2
         22918.3        26082.5        11385.8      21772.4
         22855          26223.1        11398.2      21712.3
         22245          24883.8        11410.6      21132.8
         22420.8        25442          11419.5      21299.8
         22546.3        25752.1        11431.9      21418.9
         22662.1        25722.3        11448.6      21528.9
         22442.3        25430.9        11461.8      21320.2
         21688.6        24036          11475        20604.2
         21781.9        24031.7        11488.1      20692.8
         21801.2        24001.5        11501.3      20711.1
         22271.8        24866.4        11514.1      21158.2
         21821.5        24316.9        11526.9      20730.4
         22394          25073.4        11539.7      21274.3
         23010.5        25878          11552.5      21860
         22969.7        25992.4        11566.4      21821.3
         22827.2        26085          11580.2      21685.8
         23269.9        26685.1        11590.1      22106.4
         23491.9        26913.6        11604        22317.3
1987     23789.9        27487.7        11614.1      22600.4
         24472.8        28211.1        11636.9      23249.2
         25447.4        29193.6        11651.3      24175
         25811.9        30132.9        11665.8      24521.3
         25761.5        29906.1        11680.3      24473.4
         25821.5        29823.7        11693.9      24530.5
         25730.8        29899.3        11707.4      24444.3
         26555.8        30431.3        11721        25228
         26723.1        31336.8        11734.6      25387
         26711.4        31237.2        11748.8      25375.8
         27686.1        32104.1        11763        26301.8
         28013.4        32663.8        11773.1      26612.7
         28754.7        33448.2        11787.3      27317
         29184.8        34224.2        11805.9      27725.6
         30833.2        36351.2        11820.5      29291.6
         30839.1        37163.8        11835.1      29297.2
         30218.2        36207.6        11849.6      28707.3
         31372          37930.8        11860.5      29803.4
         31464.4        38100.2        11880        29891.2
         30586.6        36886.5        11895.2      29057.3
         29978.9        36742.9        11910.4      28480
         30162.4        37322.1        11925.7      28654.3
         30727.6        38457.2        11942        29191.2
         30827.4        38212.4        11958.3      29286
         30392.9        36723.4        11969.9      28873.2
         29911.4        35556          11986.2      28415.8
         29816          34569.3        12006.8      28325.2
         30413.4        35485.1        12022.8      28892.8
         29450.5        33632          12038.8      27977.9
         30238.7        35533.4        12054.7      28726.8
         30394.3        35044.9        12061.6      28874.6
         30731.9        36094.6        12086.3      29195.4
         30997.6        36609.9        12101.9      29447.8
         31612.7        37850.9        12117.5      30032.1
         31709.6        38340.1        12133.2      30124.1
         30944.8        37412.7        12149.8      29397.6
         31242.8        37069.2        12166.4      29680.6
         31407.2        37071.1        12178.2      29836.8
         31232.5        37657.7        12194.8      29670.9
         31549.6        37805.9        12217.7      29972.1
         31928.3        38836.3        12235.8      30331.9
         28531.6        33952.2        12246.2      27105
         26275.4        31225.3        12272.1      24961.6
         25409.3        31955          12290.2      24138.9
         25215.6        30457.5        12306.7      23954.8
         25946.6        32386.8        12323.2      24649.3
         25908.4        33162.6        12339.7      24613
         25488.6        32566.4        12356.2      24214.2
         25108.4        32338.8        12375.2      23853
         26056.7        33556.4        12394.1      24753.9
         26318.4        33831.7        12410.4      25002.5
         26169          33373          12426.6      24860.6
1988     26159.1        33461.5        12439.2      24851.2
         25287.7        33109.1        12465.7      24023.3
         24994.6        33242.1        12482.5      23744.9
         24816.4        33990.3        12497        23575.6
         24735.2        34092          12516.2      23498.4
         24695.6        34086.6        12532.1      23460.8
         25570.9        34929          12548        24292.4
         25978.9        36164.8        12563.9      24679.9
         26396.8        37070.6        12573        25076.9
         26901.8        37619.4        12596        25556.7
         27252.3        37860.3        12612.1      25889.7
         27274.1        38391.9        12625.9      25910.4
         27091.9        38718.2        12639.8      25737.3
         27119.2        38762.9        12660.4      25763.3
         27307.5        39380.4        12676.5      25942.1
         27188          39438.7        12683.4      25828.6
         27200.3        39259.8        12708.6      25840.3
         27124.1        39658.6        12717.8      25767.9
         26324.4        38901.6        12741.8      25008.2
         26499.6        39013.7        12758.8      25174.6
         26757.2        38780.5        12775.9      25419.3
         27179.7        38641.5        12793        25820.7
         27439.4        39265          12811.3      26067.4
         27738.3        39579.3        12829.5      26351.4
         27239.5        38542.3        12845.1      25877.5
         26650          37095.9        12860.8      25317.5
         27503.3        37517.6        12885        26128.2
         27165.3        37651.9        12903.9      25807
         27103.5        37377.2        12922.9      25748.3
         27328.1        38217.7        12941.9      25961.7
         27441.5        38608.2        12960.8      26069.4
         26491.3        37077.1        12980.7      25166.8
         26635.6        37773.5        13000.6      25303.8
         26660.3        37101.2        13020.5      25327.3
         26332.6        35951.2        13040.4      25016
         27089          36666.7        13061        25734.6
         27159.1        36864.2        13081.6      25801.2
         27499.2        36913          13090.5      26124.2
         27390          37173.9        13117        26020.5
         27674.4        37439.4        13143.5      26290.7
         28119.6        38486.2        13164.3      26713.6
         29490.2        39502.1        13185.1      28015.7
         30040.5        40161.8        13205.9      28538.5
         30277.6        40753.6        13226.7      28763.7
         30506.3        41209.9        13247.7      28981
         31060.8        42372          13268.6      29507.7
         31596.7        43435.3        13289.5      30016.8
         31646.1        43218.7        13310.4      30063.8
         31984.2        43237.4        13335        30384.9
         31571.9        43043.1        13359.6      29993.3
         31462.6        42581.6        13384.1      29889.4
         31751.2        43139.2        13401.7      30163.7
1989     32038.5        43728.9        13419.2      30436.6
         32332.2        44464.1        13456.6      30715.6
         31546          44233.7        13480        29968.7
         32105.4        44583.9        13503.3      30500.2
         31712.3        43944.5        13520        30126.7
         32978          44838.7        13550.3      31329.1
         32911          45524.6        13574        31265.5
         32559          45129.8        13597.7      30931
         31679.9        44125.8        13614.6      30095.9
         31751.2        43989.4        13647.3      30163.7
         31705.9        43898.3        13673.3      30120.6
         31135.7        42642.9        13699.2      29578.9
         30975.8        43342.9        13717.8      29427.1
         31686.4        43930.3        13751.2      30102.1
         31580.6        43612.4        13777.4      30001.6
         31835.4        44086.5        13803.6      30243.7
         31522.3        43859.5        13829.8      29946.2
         31429.4        44119.9        13856        29857.9
         31790.1        44157.1        13881.9      30200.6
         30549.5        42753.4        13907.8      29022
         30264.1        41439.9        13933.7      28750.9
         30886.4        41686.2        13959.6      29342.1
         31165.8        41371.2        13985.2      29607.6
         30547.9        39946.4        14010.8      29020.6
         31729.2        40904.9        14036.4      30142.7
         32032.7        41512.2        14054.7      30431
         33515.2        42494.6        14087.6      31839.4
         34351.4        43578.3        14113        32633.9
         34834          43180.9        14138.3      33092.3
         35248.8        44585.8        14163.6      33486.4
         35737.9        46544.7        14188.9      33951
         35816.5        45890.7        14212.5      34025.7
         35574.1        44943.2        14236        33795.4
         35724.8        44787.5        14249.5      33938.6
         35589.4        44448.5        14283.1      33809.9
         35687.7        43615.1        14307.4      33903.3
         35176.8        43455.1        14331.7      33417.9
         35056.7        44015          14356        33303.8
         35602.5        45869.1        14373.4      33822.4
         35849.2        45365.5        14390.8      34056.8
         35606.9        43897.4        14429.5      33826.5
         34194.2        43999          14454.4      32484.5
         34650.6        44440.6        14479.2      32918
         34755.4        44156.4        14504.1      33017.6
         34272.8        43973.2        14528.1      32559.2
         35067.6        44461.2        14552.1      33314.2
         35281.6        44650.5        14576.1      33517.5
         36251          46188.1        14600.1      34438.4
         37244.4        47303.2        14624.4      35382.2
         37170.2        47634.5        14638.3      35311.7
         37233.9        47108.4        14673.1      35372.1
         38432.6        48524.4        14690.4      36510.9
1990     40029.3        48153.1        14714.8      38027.9
         39727.9        47720.9        14745.4      37741.5
         38441.8        46266.1        14769        36519.7
         37503          45598.4        14782.5      35627.9
         38727.1        46508.7        14812.9      36790.7
         39357.5        46704.8        14839.6      37389.6
         38329          46194.5        14862.8      36412.6
         37968.1        44714.4        14886.1      36069.7
         37826.3        43273.1        14909.4      35935
         38041.5        42204.7        14932.9      36139.4
         37770.7        40787.8        14956.5      35882.2
         37930.4        39309.2        14980.1      36033.9
         37861          39274.5        14997        35967.9
         37958.2        37814.7        15013.8      36060.3
         37814.7        38944.6        15051.4      35924
         37928.1        38848          15075.6      36031.7
         36940          38685          15099.7      35093
         36919.1        39202          15123.8      35073.2
         38027.6        40652.4        15148.5      36126.2
         38640.8        42199.7        15173.2      36708.8
         39328.1        42549.5        15197.8      37361.7
         39626.6        43097.9        15222.5      37645.3
         39881.2        42828.9        15236.2      37887.1
         40022.4        41966.9        15270.6      38021.2
         40108          41995.7        15294.7      38102.6
         40772.1        42380.9        15311.9      38733.5
         41882.9        43323.8        15329.1      39788.8
         42165.2        43342.6        15360.1      40057
         43130.2        44462.4        15387.6      40973.7
         42410.5        43088.3        15415.2      40290
         42739.1        43034.8        15435.8      40602.2
         39670.6        39749.4        15462.6      37687.1
         39770.1        40595.8        15479.2      37781.6
         37624.9        37907.4        15505.9      35743.7
         37874.9        38535.1        15525.9      35981.1
         38293.7        37821.2        15555.8      36379
         38235.9        38867          15576.1      36324.1
         37627.3        36894.7        15589.7      35745.9
         37134.4        34414.1        15620.1      35277.6
         37192.2        36108.1        15640.4      35332.6
         38041.5        37666.6        15675.1      36139.4
         38696.4        38781.2        15699.7      36761.6
         38971.8        39835.6        15724.3      37023.2
         38048.4        38807.9        15748.9      36146
         37523.1        38102.4        15759        35647
         37199.2        37941.5        15796        35339.2
         37287.1        37851          15809.5      35422.7
         37148.2        37558.3        15843.2      35290.8
         36028.2        36575.1        15866.8      34226.8
         37506.9        38791.1        15893.1      35631.6
         37402.8        38646.8        15919.3      35532.7
         35553.8        36753          15938.1      33776.1
1991     36274.9        37132.9        15964.3      34461.2
         35682.7        36477.5        15994.8      33898.6
         34785.9        35110.1        16017.8      33046.6
         36198.8        37099.3        16040.7      34388.9
         36658.5        38003.5        16063.7      34825.6
         38491.5        40016          16084.7      36567
         39317.8        41753.7        16105.7      37351.9
         38852.5        42168.1        16120.7      36909.9
         38536.7        42415.6        16144.7      36609.8
         38375.9        42006.9        16159.8      36457.1
         38011.8        41472.3        16190.2      36111.2
         37365.4        40360.8        16211.5      35497.1
         37447.3        39869.9        16226.7      35574.9
         38432.4        41591.2        16245        36510.8
         38237.6        41257.1        16273.6      36325.8
         38901          42161.1        16293.1      36956
         37232.7        40136.9        16301.4      35371.1
         37167.8        41094.9        16329.3      35309.4
         37503.7        40580.8        16350.4      35628.5
         37173.4        40508.6        16368.8      35314.8
         37308.9        40135.6        16387.2      35443.5
         37294.8        40632          16405.7      35430.1
         37218.6        40110.6        16413.5      35357.7
         36665.4        38905.9        16442.4      34832.1
         36580.7        38205.3        16460.7      34751.6
         36521.4        38236.5        16473.7      34695.3
         36608.9        37476.6        16489.4      34778.4
         36792.4        37761.2        16516.1      34952.8
         36891.2        38416.3        16534.8      35046.6
         37105.7        39276.6        16553.6      35250.4
         37179.1        39651.8        16567.1      35320.1
         37390.8        39735.9        16590.9      35521.3
         37122.6        39229.1        16609.4      35266.5
         36380.2        37861.3        16627.8      34561.2
         36990          38064.4        16646.3      35140.5
         37766.2        39239.6        16664.8      35877.9
         37949.7        39496.3        16672.4      36052.2
         38474.8        40125          16695.3      36551
         38254.6        40541          16713.1      36341.9
         39157.9        41683.3        16730.8      37200
         38751.4        41122.1        16752.9      36813.8
         39002.6        41039.2        16770        37052.5
         38511.5        41089.8        16777.3      36585.9
         39270.8        41403.4        16804.1      37307.2
         39770.4        41909.1        16811        37781.9
         39843.8        41765.7        16836.3      37851.6
         39843.8        40582          16852.4      37851.6
         39406.3        40060.9        16868.6      37436
         39307.5        39823.6        16884.7      37342.1
         39996.2        38931.1        16891.7      37996.4
         40432.1        39923.5        16917.5      38410.5
         41500          39551          16929.2      39425
1992     41954.8        41780.3        16945.6      39857.1
         42624.2        41721.3        16963.9      40493
         41439.4        39821.1        16977.5      39367.4
         42006.6        40940.5        16991.1      39906.2
         41893.7        40449.6        16996.9      39799
         41662.1        41028.6        17018.3      39579
         41564.1        40082.4        17031.6      39485.9
         40673.5        38686.7        17044.8      38639.9
         40943.5        39075          17058.1      38896.3
         41148.4        38748.3        17067.6      39090.9
         40795          37456.6        17077.1      38755.2
         40848.4        36752.2        17098.4      38806
         40792          37023.6        17108        38752.4
         40518.8        35745.1        17121.5      38492.9
         40904.9        34603.3        17138.9      38859.6
         40985          36746.2        17152.5      38935.8
         41029.3        36080.6        17166        38977.8
         41421.6        36950.3        17179.6      39350.5
         42004.9        37858.2        17188.5      39904.7
         42571.9        39051.9        17204.7      40443.3
         43019.1        39279.6        17210.1      40868.2
         43039.9        38382.3        17224.4      40887.9
         43719.9        39169.8        17235.2      41533.9
         43627.9        38682.9        17255.2      41446.5
         43936.7        37764.3        17268        41739.9
         44489.1        37170.7        17277.1      42264.6
         45561          38081          17290        43283
         46517.2        38221.3        17306.3      44191.4
         47042.8        38758.3        17318.9      44690.7
         46279.7        36231.2        17331.6      43965.7
         46784.5        36092.4        17337        44445.2
         47256.6        36714.7        17353.2      44893.8
         47740.6        34960.7        17367.7      45353.6
         47538.7        35225.4        17378.5      45161.8
         49139.3        37231.9        17389.3      46682.3
         50030.1        38756.4        17395.5      47528.6
         50042          39589.4        17411.2      47539.9
         46113.4        37501          17422.2      43807.7
         43417.1        38305.9        17430.1      41246.2
         47716.9        38272.5        17441.2      45331.1
         47206.1        37249.9        17448.7      44845.8
         46434.1        37496.6        17459        44112.4
         45350.2        36907.7        17475.1      43082.7
         44753.3        36549.5        17479.4      42515.7
         44444.5        36625.7        17495.6      42222.3
         44296          35643.8        17504.5      42081.2
         43375.5        35800.2        17516.5      41206.7
         43639.8        36175.8        17524        41457.8
         42808.3        36649.5        17531.5      40667.9
         43310.2        36866.8        17551.4      41144.6
         44108.9        37013.4        17565.2      41903.5
         43330.9        37536.2        17577.1      41164.4
         43345.8        36791.7        17589        41178.5
1993     43361.5        36742.2        17597.6      41193.4
         43224.7        35949          17614.5      41063.5
         44338.3        36491.2        17622.2      42121.4
         44891.9        36610.4        17636        42647.3
         43827.1        36746.9        17646.8      41635.8
         44204.8        37134.5        17657.1      41994.6
         45520.3        37556.7        17667.5      43244.3
         46428.7        37765.2        17677.9      44107.3
         47933.1        38479.7        17685.3      45536.4
         48320.5        39179.9        17698.6      45904.5
         46720.2        39291.7        17706        44384.2
         47627          39895.9        17716.4      45245.6
         48616.8        41279.5        17726.8      46186
         48662.4        43088.3        17740.2      46229.3
         50375.1        44241.6        17750.6      47856.4
         50381.6        43700.8        17761        47862.6
         50583.5        44567.6        17765.5      48054.3
         51283.6        45480.9        17780.4      48719.4
         51114.3        44552.5        17792.1      48558.5
         50844          44514.6        17800.8      48301.8
         51687.3        45757.2        17808.2      49103
         52123.6        46082          17822.8      49517.5
         51374.8        46205.7        17827.3      48806
         51459.4        45350.1        17844.1      48886.4
         50205.8        44034.8        17851.8      47695.5
         51338.9        45464.5        17862.4      48772
         51137.8        45048.1        17874.5      48580.9
         50765.9        45516.9        17886.5      48227.6
         50896.1        45558.8        17897        48351.3
         51723.8        46177.7        17907.5      49137.6
         53784.3        47873.5        17918        51095.1
         55487.2        48281.1        17928.5      52712.8
         57802.3        49571.9        17933        54912.2
         56828.7        48332.3        17949.5      53987.3
         58788.9        49448.4        17960.1      55849.4
         59840.6        49289.1        17970.6      56848.6
         59358.7        49272.4        17981.2      56390.8
         59122.4        47934.1        17990.2      56166.3
         61224.4        48436.5        17999.2      58163.2
         62458.5        49745.6        18012.8      59335.6
         64379.6        49830.1        18023.4      61160.6
         65590.9        49748.7        18034        62311.3
         64978.1        49347.5        18044.5      61729.2
         66037          49989.4        18049.1      62735.1
         65564.8        48127.7        18059.7      62286.6
         66903.1        48520.7        18076.3      63557.9
         65890.4        46899.9        18086.9      62595.9
         66704.5        47075          18091.5      63369.2
         69120.5        47489.3        18109.5      65664.5
         70364.3        47888.1        18121.4      66846.1
         74385.6        48659.5        18133.3      70666.3
         77036.1        48975.6        18141.8      73184.3
1994     77693.8        49354.6        18152.1      73809.1
         75886.8        49396.5        18168.1      72092.5
         76863.7        50624.4        18178.9      73020.5
         75648.7        50710.7        18185.2      71866.2
         76793          53459          18196.1      72953.4
         74299.1        51986.4        18211.2      70584.1
         73631.4        52278.6        18217.2      69949.9
         72903.7        52031.2        18226.1      69258.5
         70494.6        51934.7        18242.6      66969.8
         70607.6        51767          18254.8      67077.2
         70388.6        52633.2        18267.1      66869.2
         69177          51383.9        18277.6      65718.1
         69487.8        50871.2        18288.1      66013.4
         68311.5        50896.1        18304.1      64895.9
         67453.1        51992.2        18316.6      64080.4
         66608.8        51627.4        18321.9      63278.4
         67421.3        52410.3        18334.4      64050.2
         67333          51923.8        18354.1      63966.3
         66661.8        52180.5        18367.7      63328.7
         68131.3        52952.2        18381.3      64724.8
         68466.9        52475.9        18395        65043.6
         68078.3        52578.6        18408.6      64674.4
         66958.5        52910.5        18423.4      63610.6
         68180.8        53116.1        18434        64771.7
         69728          52360.7        18450.9      66241.6
         70579.4        53394.5        18463.5      67050.4
         70826.5        53560.5        18476.7      67285.1
         72266.2        54100.3        18490.2      68652.9
         71017          54571.1        18514.9      67466.1
         70390.5        53862.3        18530.6      66871
         70218.3        54807.6        18537.4      66707.4
         69518.6        54549          18555.2      66042.6
         69877.6        54790.8        18568.6      66383.7
         70947.3        55144.1        18593        67400
         69749.4        55143.3        18599.7      66261.9
         71141.5        54565          18625.5      67584.4
         71354          54225.8        18642.5      67786.3
         70830.1        54109.4        18659.4      67288.6
         71145.2        53658.1        18671.6      67587.9
         71002.3        52900.5        18688.5      67452.2
         71438.2        53921.8        18711.1      67866.3
         73493.5        54610.2        18728.8      69818.8
         73343.3        54137.8        18736.3      69676.1
         72771.8        54961.4        18764.2      69133.2
         72515.3        53742.6        18781.9      68889.5
         71354          53433.2        18792.1      67786.3
         71606.8        51938.2        18812.4      68026.4
         70768.9        52568.7        18832.7      67230.5
         70211          51900.3        18856.7      66700.4
         69797          51043.6        18878.1      66307.1
         69473.9        52069.4        18899.6      66000.2
         69404.8        52417.7        18914.9      65934.6
1995     68925.7        52301.5        18933.3      65479.4
         70448.5        52108.4        18963.8      66926.1
         70980.5        51867.4        18972.9      67431.5
         72182.5        50021.8        19006.5      68573.4
         72129.7        50934.3        19027.8      68523.2
         71861.7        50784          19049.5      68268.6
         72824.1        50974.5        19071.2      69182.9
         74984.5        51243.8        19092.8      71235.3
         76405.8        50547.2        19111.4      72585.5
         80279.9        52095          19136.5      76265.9
         81859.6        52115.1        19158.5      77766.6
         81246.4        51468.4        19180.5      77184.1
         82322.6        53077          19196.2      78206.4
         83272.8        53509.7        19224.5      79109.2
         81343.9        54532.8        19233.9      77276.7
         84466.7        55878.3        19268.7      80243.4
         83216          55633.9        19290.8      79055.2
         83528.6        56992.4        19313        79352.2
         83646.4        56737.8        19334.9      79464.1
         81238.3        55270.6        19356.9      77176.4
         82375.4        54639.9        19378.9      78256.6
         85323.6        55327.1        19391.5      81057.4
         86480.9        55958.7        19423        82156.9
         84734.7        54546          19445.1      80498
         85063.7        55186.6        19454.6      80810.5
         83609.9        54357.5        19483        79429.4
         84653.5        55367.1        19505.1      80420.9
         83882          57172.4        19527.4      79687.9
         83589.6        56656          19556.3      79410.1
         83796.7        57216.5        19578.7      79606.8
         83906.3        57126.3        19601.2      79711
         83987.5        56818.2        19610.3      79788.2
         81039.3        55968.6        19631.7      76987.4
         81063.7        55763.6        19665.3      77010.5
         81737.8        55121.2        19686.7      77650.9
         82631.2        55331.4        19708.4      78499.6
         82655.6        55823.6        19730.1      78522.8
         84434.2        55630.7        19739.4      80212.5
         84223.1        56057.4        19767.3      80011.9
         84507.3        56289.1        19782.8      80282
         84219          55254.4        19816.8      80008
         85352          55693          19832.3      81084.4
         87163.2        55551.5        19860        82805
         86712.4        54795.7        19881.6      82376.8
         87569.2        55393.5        19903.1      83190.8
         88690.1        55411.9        19924.5      84255.5
         89079.9        56450.3        19946        84625.9
         88535.7        56458.1        19967.4      84109
         90290          57513.4        19986.1      85775.5
         89010.9        57571.8        20004.8      84560.3
         89461.6        57763          20032.8      84988.5
         90599.5        59006.3        20048.3      86069.6
1996     91067.4        59379.3        20067        86514.1
         91322.6        59388.1        20097.5      86756.5
         91195          58994.2        20118.7      86635.3
         90939.8        58229.7        20139.8      86392.8
         89408.6        59278.2        20161        84938.1
         88302.7        59743.3        20178.4      83887.5
         88260.1        59600          20201.6      83847.1
         87664.6        59328          20213.2      83281.4
         87494.5        59461.1        20242.2      83119.8
         87324.4        59444.7        20262.1      82958.1
         84772.3        58318.2        20282        80533.6
         85793.1        59482.6        20290.5      81503.4
         85963.2        60224.6        20316.1      81665.1
         86728.9        60895          20333.2      82392.4
         85112.5        60855.2        20361.9      80856.9
         84857.3        60940.2        20382.2      80614.5
         85070          62147.6        20402.4      80816.5
         84176.8        62126          20414        79967.9
         83496.2        61447.4        20443        79321.4
         83368.6        61430.2        20463.3      79200.2
         82262.7        61174.5        20477.8      78149.6
         82858.2        60792.8        20503.9      78715.3
         83326.1        61096.9        20524.2      79159.8
         83113.4        61067          20544.6      78957.7
         83326.1        61691.4        20565.1      79159.8
         83581.3        61665          20579.7      79402.2
         84219.3        61401.4        20597.2      80008.3
         84261.8        60761          20626.7      80048.7
         85708          59813          20647.4      81422.6
         85367.8        58817.8        20668.2      81099.4
         87409.4        59988          20688.9      83039
         88983.2        60128.2        20709.7      84534.1
         88440.6        60472.7        20730.6      84018.6
         88994.7        61001.4        20745.4      84545
         88781.6        60866.9        20772.2      84342.5
         88014.4        59916.2        20793        83613.7
         87929.2        59854.4        20813.9      83532.7
         89634.1        61146.4        20813.9      85152.4
         89932.4        61747.7        20864.4      85435.8
         90912.7        61962          20870.3      86367.1
         91935.6        61376.3        20897.3      87338.9
         90699.6        61937.7        20918.3      86164.6
         90955.4        61576.4        20939.3      86407.6
         90912.7        61202.7        20960.4      86367.1
         93427.4        61886.9        20972        88756
         94706.1        62623.3        20995.2      89970.8
         96538.8        63684.4        21015.6      91711.9
         97689.6        63626.7        21041.8      92805.1
         97433.9        62691.1        21062.1      92562.2
         95558.5        62208.9        21083.6      90780.6
         94620.8        61690.9        21092.8      89889.8
         96752.7        61597.8        21120.4      91915.1
1997     99063.5        62776          21141.8      94110.3
         97822.5        61883.3        21169.6      92931.4
         100176         61630.1        21191.3      95167.3
         101118         60943.9        21203.7      96061.6
         100390         59729.2        21222.3      95370.5
         103214         60521.2        21256.3      98053.6
         105867         60876          21278.1      100574
         107023         60924.4        21299.9      101672
         107365         61935.4        21315.4      101997
         107408         61417.5        21334.1      102038
         107921         61614.5        21365.2      102525
         104327         61106.4        21386.9      99110.5
         105097         61487          21402.5      99842.3
         102530         60838.6        21424.2      97403.1
         105825         60017.5        21453.3      100533
         105482         60133.9        21476.2      100208
         107322         61628.6        21499        101956
         109291         62180.5        21512.1      103826
         112415         64524.2        21544.8      106794
         115196         66841.7        21567.8      109436
         113784         67541.5        21580.9      108095
         113827         67369.6        21613.7      108135
         114255         67019          21636.7      108542
         114854         68723.3        21659.8      109111
         114854         68874.4        21682.8      109111
         118448         70422.2        21699.3      112526
         119860         70189.9        21722.4      113867
         123498         70977.6        21752.1      117323
         128119         71580.5        21765.2      121713
         128333         71338.2        21798.2      121917
         130173         70794.1        21821.2      123665
         129959         69681.2        21840.9      123461
         127049         69385.1        21867.2      120697
         127113         68751.9        21890.2      120757
         121774         67178.4        21913.3      115685
         123625         66900.2        21936.3      117444
         121085         67074.7        21959.6      115030
         122420         67035.7        21982.8      116299
         125950         68973.1        21999.4      119653
         129998         69695.9        22022.7      123498
         129654         69950.7        22039.4      123171
         127501         68797.2        22076.4      121126
         126080         67691.8        22099.9      119776
         120224         64604.1        22109.9      114212
         121429         64837          22146.9      115358
         115961         61707.5        22170.5      110163
         119018         62739.8        22187.4      113067
         119448         62785.3        22211        113476
         123496         64445.4        22241.4      117321
         126424         64462.9        22252.1      120103
         127184         64790.4        22291.2      120825
         125075         62546.7        22309        118821
         127723         64067.9        22334        121337
1998     131044         63604.4        22366.8      124492
         127364         62346.4        22392.5      120996
         130056         65220.8        22418.2      123554
         129563         67218.3        22429.2      123085
         133692         69018.6        22454.9      127007
         133602         70001.9        22493.2      126922
         135801         69772.5        22516.8      129011
         137865         69942.4        22540.3      130972
         137551         71339.6        22563.9      130674
         139436         71454.1        22588        132464
         143610         72389.3        22605.2      136429
         146123         74338.9        22629.2      138817
         148097         73795.9        22653.3      140693
         150117         74817.9        22684.3      142611
         152989         76565.8        22708.5      145340
         149489         75233          22732.7      142014
         145180         72802.9        22753.4      137921
         150341         75127.5        22781.3      142824
         148008         74488.6        22805.7      140607
         147873         74649.5        22819.6      140479
         148187         73982.5        22847.5      140778
         150835         74164.3        22868.5      143293
         151284         73625.9        22889.3      143720
         148815         72581.1        22927.3      141375
         147604         72425.9        22944.7      140224
         150252         75333.4        22968.9      142739
         152989         76154.6        22993.4      145340
         157387         77242.7        23017.9      149518
         157073         76750.1        23042.4      149219
         155323         74872          23066.9      147557
         151688         72698.7        23091.4      144103
         149102         69741.6        23115.9      141646
         151698         71443.7        23140.4      144113
         147598         68157.1        23164.9      140218
         140583         67157.4        23189.3      133554
         138806         68301.1        23213.8      131866
         139171         67926.8        23238.2      132212
         135344         65296.7        23262.7      128577
         133704         63847.9        23287.2      127019
         131107         63862.1        23310.8      124552
         128055         66099.1        23334.2      121652
         126233         69436.2        23357.7      119921
         126278         68960          23381.1      119965
         128101         73398.1        23404.5      121696
         126233         71036.8        23427.8      119921
         128875         71968.1        23451        122431
         129695         74178.6        23474.3      123210
         129057         72558.4        23497.8      122604
         132337         74385.9        23522.6      125720
         130834         73760.2        23547.4      124292
         135025         76195.7        23572.2      128274
         135982         76674.1        23596.9      129183
1999     140036         80467.1        23620        133034
         132838         75872.1        23642.3      126196
         133021         78468.5        23664.7      126370
         130424         76493.6        23687.1      123903
         129650         76853.4        23709.3      123167
         126688         73939.5        23731.3      120354
         126142         74582.5        23753.3      119835
         127463         75553.8        23775.3      121090
         124593         73335.3        23797.4      118363
         124274         76635.9        23819.4      118060
         124411         78636.4        23841.5      118190
         122771         76466.6        23863.6      116632
         122315         78221.9        23885.7      116199
         122042         79895.4        23907.9      115940
         124365         81384.1        23930        118147
         121996         79251.5        23952.2      115896
         123727         81819.4        23974.4      117541
         123955         81047.1        23996.4      117757
         123226         80546          24018.4      117065
         121860         78459.5        24040.4      115767
         120994         77607.1        24062.4      114944
         120812         77887.7        24084.4      114771
         121586         80339.8        24106.6      115507
         121586         80558.2        24128.8      115507
         121040         80751.3        24151.1      114988
         120220         80263.7        24173.3      114209
         121996         82390.7        24197.1      115896
         119946         82152.2        24221.1      113949
         118762         82411.4        24245.2      112824
         116712         81536          24269.3      110876
         114070         82340.3        24293.3      108366
         112384         79578.4        24317.3      106765
         114525         82683          24341.4      108799
         115573         84064.5        24365.4      109794
         115527         84315.3        24389.4      109751
         116393         84560.6        24414.3      110573
         114616         84725.3        24439.1      108886
         113432         83565.8        24463.9      107760
         112339         82766.4        24488.8      106722
         113888         84964          24513.8      108193
         113842         84782.7        24538.9      108150
         113159         84199.2        24564        107501
         112703         84413.5        24589.1      107068
         117304         87108.2        24614.1      111439
         119217         88650.9        24639.2      113257
         121586         90039.8        24664.3      115507
         123454         89938          24689.3      117281
         126096         90455.6        24714.4      119791
         133339         92898.9        24744.9      126673
         128784         91541.4        24775.4      122345
         137166         94518          24805.9      130308
         144956         97083.7        24836.5      137708
2000     135116         93942.9        24865.1      128360
         136984         94725.7        24892.2      130135
         136711         94176.9        24919.3      129875
         139854         93322          24946.4      132861
         141312         93199.8        24973.6      134246
         151470         96603.2        25001.6      143897
         148965         94106.9        25029.6      141517
         152108         94823          25057.5      144503
         159534         96179.9        25085.5      151557
         159124         96341.2        25113.8      151167
         149010         93841.2        25142.1      141560
         150969         96371.6        25170.4      143421
         149648         98774.7        25198.7      142166
         130287         95781.2        25227.7      123773
         133112         96036.1        25257.3      126456
         121267         92650.1        25287        115204
         126643         93486.6        25316.6      120311
         125868         92424.5        25346.5      119575
         118625         90201.8        25376.8      112694
         118534         90042.1        25407.2      112607
         110015         87019.2        25437.6      104515
         113386         90696          25468        107717
         118306         95337.4        25499.6      112391
         118807         95240.1        25531.5      112867
         119536         94555.4        25563.4      113560
         119354         94029.3        25595.3      113386
         119309         94587.4        25627.5      113343
         119582         95111.4        25659.9      113603
         117076         92978.1        25692.2      111223
         118762         92660.9        25724.6      112824
         117543         90180.8        25757        111666
         116316         90287.2        25789.4      110500
         119077         91991.2        25821.8      113123
         118515         91038.5        25854.2      112589
         117543         91132.9        25886.6      111666
         115805         90850          25919        110015
         114015         87534.7        25951.4      108315
         111766         85763.9        25983.8      106178
         113913         86161.1        26016.3      108218
         113197         86862.5        26048.8      107538
         109823         83803.2        26081.6      104332
         106909         81229.5        26114.3      101563
         109721         82973.4        26147.1      104235
         112686         86013.9        26179.9      107052
         113351         86214          26212.7      107683
         112379         84883.5        26245.4      106760
         107420         80364.2        26278.2      102049
         109618         81774.4        26311        104138
         109823         83908          26343.9      104332
         108340         84122.1        26376.9      102923
         107925         81835.9        26409.8      102529
         111091         83472.4        26442.8      105537
         113183         84442.2        26461.6      107524



NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.








-------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Europe, Australasia and Far East Index is a market value weighted, unmanaged index of the weighted share prices of some 1,093 companies listed on the stock exchanges of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 20 countries. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A
-------------------------------------------------------------------------------

[Figures below represents bar chart in its printed piece]

                                        GAM
                                   International
                        GAM        (after maximum     MSCI EAFE
Period             International  sales load of 5%)     Index
------             -------------  ----------------    ----------
1 Year                (22.74)         (26.61)          (13.96)
5 Years                 4.48            3.42             7.43
10 Years               12.04           11.47             8.56
15 Year                13.97           13.58            11.82
Since Inception        16.38           16.01            14.27


ANNUAL PERFORMANCE - CLASS A
-------------------------------------------------------------------------------

[Figures below represents bar chart in its printed piece]

                                            GAM
                                  INTERNATIONAL
                        GAM             CLASS A            MSCI
              INTERNATIONAL      (AFTER MAXIMUM            EAFE
                    CLASS A    SALES LOAD OF 5%)          INDEX

YEAR                      %                   %               %
--------------------------------------------------------------------------------
1996                   8.98                3.53            6.36
1997                  28.93               22.48            2.06
1998                   7.22                1.85           20.33
1999                   6.99                1.64           27.30
2000                 (22.74)             (26.61)         (13.96)



                                       9
                                      ===
                    GAM INTERNATIONAL FUND / REPORT TO SHAREHOLDERS          GAM

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------



THE FACTS - CLASS B SHARES
--------------------------------------------------------------------------------

                                                       GAM
                                             International               Average
                                       GAM         Class B      MSCI     1 Month
                             International  (with deferred      EAFE     Deposit
                                   Class B    sales charge)    Index        Rate

31st December, 2000              US$ 20.28                  1,492.41
--------------------------------------------------------------------------------
                                         %               %         %          %
--------------------------------------------------------------------------------
Quarter to December, 2000            (1.11)          (5.62)    (2.62)       1.66
--------------------------------------------------------------------------------
Jan - December, 2000                (23.22)         (26.36)   (13.96)       6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2000            (9.68)         (11.17)     4.66        5.89
--------------------------------------------------------------------------------
Since inception*                    (10.80)         (11.64)     4.34        5.81
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES
--------------------------------------------------------------------------------

                                                       GAM
                                             International               Average
                                       GAM         Class C      MSCI     1 Month
                             International  (with deferred      EAFE     Deposit
                                   Class C    sales charge)    Index        Rate

31st December, 2000              US$ 20.47                  1,492.41
--------------------------------------------------------------------------------
                                         %               %         %           %
--------------------------------------------------------------------------------
Quarter to December, 2000            (1.08)          (1.98)    (2.62)       1.66
--------------------------------------------------------------------------------
Jan - December, 2000                (23.25)         (23.88)   (13.96)       6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2000            (9.67)          (9.67)     4.66        5.89
--------------------------------------------------------------------------------
Since inception*                     (9.95)          (9.95)     5.29        5.81
--------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES
--------------------------------------------------------------------------------

                                                      GAM
                                             International               Average
                                            Class D (after      MSCI     1 Month
                                       GAM         maximum      EAFE     Deposit
                             International      sales load     Index        Rate
                                   Class D         of 3.5%)

31st December, 2000              US$ 19.90           20.62  1,492.41
--------------------------------------------------------------------------------
                                         %               %         %           %
Quarter to December, 2000            (0.98)          (4.45)    (2.62)       1.66
--------------------------------------------------------------------------------
Jan - December, 2000                (22.82)         (25.52)   (13.96)       6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
3 years to December, 2000            (4.06)          (5.19)     9.64        5.82
--------------------------------------------------------------------------------
5 years to December, 2000             4.27            3.53      7.43        5.69
--------------------------------------------------------------------------------
Since inception*                      5.80            5.09      8.34        5.70
--------------------------------------------------------------------------------

 *Inception was on 26th May,  1998 for Class B shares,  19th May, 1998 for Class
  C shares and 18th September, 1995 for Class D shares.


THE COMMENT

   Class A of the fund returned -0.95% in the fourth quarter of 2000, versus a benchmark return of -2.62%. For the year, it returned -22.74%, versus a benchmark return of -13.96%. The fund had a disappointing year in 2000. This was partly a correction following an exceptional fourth quarter in 1999 when Class A of the fund was up 31.00%, and partly due to the equity markets generally being dragged down by telecoms and technology shares.

   The fund's performance has been more encouraging since May 2000, when we sold telecoms and technology shares. The decision to sell telecoms and tech shares was driven by unexpectedly high mobile license auction fees in Europe, by rising debt levels for telecom operators and by slowing demand from consumers and corporations. Since May, the fund has outperformed its benchmark. The cash raised was reinvested in the traditional growth industries described below, which already represented a substantial portion of the fund.

   For 2001, we pin our hopes on six industries and the leading companies therein: pharmaceuticals, consumer goods, life insurance, media, luxury goods and outsourcing. These industries enjoy sound financial characteristics, good volume growth and the benefit of price increases.

   We remain bullish on the leading companies in these industries, some of which have performed well in 2000, such as Sanofi-Synthelabo, Danone, AXA and Assa Abloy, and some of which have not, such as WPP and LVMH. Those companies have well-defined earnings growth prospects both long term and short term. They are industry leaders and enjoy substantial advantages over competitors in the form of, for example, research and development spending, brand recognition and/or long-term contracts with customers.

   There are additional reasons to be optimistic for the fund's performance in 2001:

1. Following the collapse in telecoms and technology shares, investors are returning to the more traditional growth industries which we favour. We predict that most telecoms shares are now in a long bear market because most will continue to suffer from a heavy debt workload and intense price competition. As for technology stocks generally, they are unlikely to make much headway in the face of a maturing PC market and still high valuations.

2. A worldwide economic slowdown in 2001, as is anticipated, works in favour of the steady non-cyclical growth stocks in which the fund is invested. The fund has no exposure to cyclical shares.

3. The euro (and other European currencies such as the Swiss franc) should continue to strengthen. Between Jan 1999 and Oct 2000 the euro lost 28% of its value against the US dollar. With a slowing US economy, higher growth rates in Euroland, and a ballooning US current account deficit, sentiment has shifted in favour of the euro over the period from November through December of 2000.


                                        10
                                       ====
                    GAM INTERNATIONAL FUND / REPORT TO SHAREHOLDERS

-------------------------------------------------------------------------------



-------------------------------------------------------------------------------


STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2000

                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
-------------------------------------------------------------------------------
EQUITIES - 92.1%
              DENMARK - 1.7%
     49,108   Novo-Nordisk B                       8,810,856
                                                 -----------
                                                   8,810,856
                                                 -----------
              FRANCE - 26.2%
    197,122   AXA-UAP                             28,517,167
      4,388   Cegedim                                183,433
    193,210   Christian Dior                       9,265,650
    141,519   Danone                              21,350,638
     87,695   Hermes International                12,431,245
     78,425   L'Oreal                              6,726,294
     84,422   LVMH Moet Hennessy                   5,591,075
     44,829   Pinault-Printemps-Redoute            9,639,520
    551,734   Sanofi-Synthelabo                   36,799,223
     11,240   TF1                                    607,134
     64,733   Total Fina B                         9,632,332
                                                 -----------
                                                 140,743,711
                                                 -----------
              GERMANY - 5.4%
     74,132   Altana                              11,706,417
     61,330   Beiersdorf                           6,366,281
     46,900   Medion                               4,670,133
    114,117   Schering                             6,496,412
                                                 -----------
                                                  29,239,243
                                                 -----------
              HONG KONG - 1.8%
  3,076,000   Johnson Electric Holdings            4,752,208
  2,693,278   Li & Fung                            4,886,070
                                                 -----------
                                                   9,638,278
                                                 -----------
              ITALY - 5.2%
 *1,043,725   Bulgari                             12,844,226
  1,280,093   Mediaset                            15,284,021
                                                 -----------
                                                  28,128,247
                                                 -----------
              JAPAN - 4.8%
     57,420   ORIX                                 5,751,033
     24,000   Rohm                                 4,551,652
     65,000   Secom                                4,232,215
    189,000   Takeda Chemical                     11,166,230
                                                 -----------
                                                  25,701,130
                                                 -----------
              NETHERLANDS - 17.8%
    665,665   Aegon                               27,551,850
    604,802   Fortis AMEV                         19,658,024
    426,950   Heineken                            25,849,402
    216,350   Koninklijke Ahold                    6,983,299
    179,742   Philips                              6,588,513
    147,905   Royal Dutch Petroleum                9,067,352
                                                 -----------
                                                  95,698,440
                                                 -----------
              SINGAPORE - 2.4%
    861,000   Singapore Press Holdings            12,726,097
                                                 -----------
                                                  12,726,097
                                                 -----------
              SPAIN - 0.8%
    269,918   Banco Bilbao Vizcaya Argentaria      4,018,941
                                                 -----------
                                                   4,018,941
                                                 -----------
              SWEDEN - 2.4%
    663,055   Assa Abloy B                        12,960,446
                                                 -----------
                                                  12,960,446
                                                 -----------
              SWITZERLAND - 14.6%
     13,984   Nestle                              32,615,240
     12,232   Novartis                            21,623,175
      1,010   Roche Holding Genussscheine         10,288,826
     18,444   Synthes-Stratec                     13,622,181
                                                 -----------
                                                  78,149,422
                                                 -----------
              UNITED KINGDOM - 9.0%
  1,026,886   BP Amoco                             8,291,714
    845,714   Matalan                              8,852,173
  2,409,802   WPP Group                           31,421,447
                                                 -----------
                                                  48,565,334
                                                 -----------
TOTAL EQUITIES (COST $479,372,074)               494,380,145
                                                 -----------
TOTAL INVESTMENTS (COST $479,372,074) - 92.1%    494,380,145
OTHER ASSETS LESS LIABILITIES, NET - 7.9%         42,593,829
                                                 -----------
TOTAL NET ASSETS - 100.0%                        536,973,974
                                                 ===========

* Non-income producing security.

See notes to financial statements.



                                        11
                                       ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS            GAM

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 2000


[Table below represents pie chart in its printed piece]

France                  26.2%
Netherlands             17.8%
Switzerland             14.6%
United Kingdom           9.0%
Germany                  5.4%
Italy                    5.2%
Japan                    4.8%
Sweden                   2.4%
Singapore                2.4%
Hong Kong                1.8%
Denmark                  1.7%
Spain                    0.8%
Net Current Asset        7.9%



INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 2000 (UNAUDITED)

[Table below represents pie chart in its printed piece]

Pharmaceuticals & Biotechnology         19.9%
Food Beverage & Tobacco                 14.9%
Media                                   11.2%
Insurance                               10.4%
Consumer Durables & Apparel              9.6%
Energy                                   5.0%
Diversified Financials                   4.7%
Capital Goods                            4.2%
Retailing                                3.5%
Health Care Equipment & Services         2.5%
Other                                    6.2%
Net Current Asset                        7.9%













                                        12
                                       ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

--------------------------------------------------------------------------------

                            GAM PACIFIC BASIN FUND
---------------------------                        -----------------------------




FUND MANAGEMENT
--------------------------------------------------------------------------------

[Graphic Omitted]


MICHAEL S. BUNKER, INVESTMENT DIRECTOR, HAS OVERALL RESPONSIBILITY FOR ASIAN INVESTMENT POLICY. PRIOR TO JOINING GAMIN 1985, HE WORKED FOR J. ROTHSCHILD CHARTERHOUSE MANAGEMENT LTD. IN HONG KONG. HE HAS OVER 20 YEARS INVESTMENT EXPERIENCE, PRIMARILY IN ASIAN MARKETS. HE COMMENCED MANAGEMENT OF GAMPACIFIC BASIN ON 6TH MAY, 1997. MR. BUNKER ALSO MANAGED THE OFFSHORE FUND GAMPACIFIC, INC. MR. BUNKER IS NOW BASED IN LONDON, HAVING LIVED IN HONG KONG FOR THREE YEARS.

   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Indonesia, the Philippines, Korea, Taiwan, India, Australia and New Zealand. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be invested substantially in debt securities of Pacific Basin companies and their governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

   Investments in securities of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.



REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                    GAM
                                           Pacific Basin
                                          Class A (after                Average
                                   GAM           maximum        MSCI    1 Month
                         Pacific Basin        sales load     Pacific    Deposit
                               Class A             of 5%)      Index       Rate

31st December, 2000           US$ 9.57             10.07    1,832.43
--------------------------------------------------------------------------------
                                     %                 %           %          %
Quarter to December, 2000        (3.53)            (8.35)     (12.56)      1.66
--------------------------------------------------------------------------------
Jan - December, 2000            (23.21)           (27.05)     (25.64)      6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
5 years to December, 2000        (2.10)            (3.10)      (3.78)      5.69
--------------------------------------------------------------------------------
10 years to December, 2000        5.93              5.38        1.77       5.19
--------------------------------------------------------------------------------
Since inception                   6.55              6.15       (0.16)      6.05
--------------------------------------------------------------------------------

   Performance is calculated on a total return basis. Class A inception was on 6th May, 1987, Class B on 26th May, 1998, Class C on 1st June, 1998 and Class D on 18th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.














                                       13
                                      ====
                    GAM PACIFIC BASIN FUND / FUND MANAGEMENT                 GAM

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


[Table below represents line chart in its printed piece]


                                                           GAM
                                         Average      Pacific Basin
          GAM            MSCI           1 Month          Class A
      Pacific Basin     Pacific          Deposit      (after maximum
        Class A          Index            Rate       sales load of 5%)
      -------------      -----          ---------    ----------------
1987     10000          10000             10000          10000
         10225          10045             10016.5        9713.75
         10364          9591.02           10029.3        9845.8
         10375          9696.05           10042.1        9856.25
         10462          9829.25           10054.9        9938.9
         10977          10223.2           10068.7        10428.2
         10474          10053.8           10082.4        9950.3
         10354          9467.63           10092.2        9836.3
         10214          9024.23           10106          9703.3
         10232          8477.62           10123.4        9720.4
         10582          8705.56           10136.8        10052.9
         10495          8100.68           10150.3        9970.25
         10766          8772.76           10163.8        10227.7
         10835          8710.3            10169.5        10293.2
         11142          9172.34           10190.4        10584.9
         11003          9378.01           10203.5        10452.8
         11155          9780.13           10216.7        10597.2
         11259          9849.09           10229.9        10696
         11168          9504.54           10243.9        10609.6
         11230          9334.68           10257.9        10668.5
         11234          9255.23           10267.9        10672.3
         11658          9564.31           10281.9        11075.1
         12013          9543.17           10301.2        11412.3
         12349          10008.5           10316.4        11731.5
         8159           8742.08           10325.2        7751.05
         8066           8342.64           10347          7662.7
         7990           8658.08           10362.3        7590.5
         7569           8075.55           10376.2        7190.55
         7997           8716.02           10390.1        7597.15
         8109           8956.79           10404          7703.55
         7938           8845.73           10417.9        7541.1
         7687           8788.28           10433.9        7302.65
         7966           9060.05           10449.9        7567.7
         8219           9047.55           10463.6        7808.05
         8187           8842.48           10477.3        7777.65
1988     8464           8924.9            10488          8040.8
         8261           8877.35           10510.3        7847.95
         8519           8983.99           10524.5        8093.05
         8449           9308.99           10536.6        8026.55
         8440           9355.31           10552.9        8018
         8280           9377.49           10566.3        7866
         8508           9581.65           10579.7        8082.6
         8696           9968.72           10593.1        8261.2
         8841           10242.8           10600.7        8398.95
         9034           10307.1           10620.1        8582.3
         9141           10367.6           10633.7        8683.95
         9244           10593.1           10645.3        8781.8
         9239           10837.2           10657          8777.05
         9199           10837.1           10674.5        8739.05
         9570           10992.5           10688          9091.5
         9408           10991.7           10693.8        8937.6
         9486           10938.9           10715.1        9011.7
         9764           11144.9           10722.8        9275.8
         9518           10927.5           10743          9042.1
         9629           10971.4           10757.4        9147.55
         9572           10840.5           10771.8        9093.4
         9660           10741.9           10786.2        9177
         9840           10915.5           10801.6        9348
         10081          11029.4           10817          9576.95
         10058          10637.8           10830.2        9555.1
         9865           10197.5           10843.4        9371.75
         9883           10276.4           10863.8        9388.85
         10118          10433.5           10879.8        9612.1
         10092          10298.2           10895.8        9587.4
         10209          10618.8           10911.7        9698.55
         10260          10764.2           10927.7        9747
         10028          10289.6           10944.5        9526.6
         10048          10546.8           10961.3        9545.6
         9820           10317.9           10978          9329
         9541           9937.78           10994.8        9063.95
         9737           10133             11012.2        9250.15
         9630           10223.5           11029.6        9148.5
         9527           10154.4           11037          9050.65
         9501           10226.7           11059.4        9025.95
         9317           10234.8           11081.8        8851.15
         9527           10579.1           11099.3        9050.65
         9648           10780.5           11116.8        9165.6
         9676           10963.8           11134.4        9192.2
         9608           11179.8           11151.9        9127.6
         9709           11352             11169.5        9223.55
         9781           11791.3           11187.2        9291.95
         9942           12128.8           11204.8        9444.9
         10080          12093.8           11222.5        9576
         10129          12110             11243.2        9622.55
         10148          12064.5           11263.9        9640.6
         10120          11803             11284.6        9614
         10167          12103.5           11299.4        9658.65
1989     10185          12243.9           11314.2        9675.75
         10581          12536.8           11345.8        10052
         10543          12439.1           11365.4        10015.8
         10576          12453.5           11385.1        10047.2
         10637          12188.4           11399.2        10105.2
         10821          12440             11424.8        10280
         10960          12705.6           11444.7        10412
         10725          12609.3           11464.7        10188.8
         10542          12307.8           11478.9        10014.9
         10574          12138.4           11506.5        10045.3
         10649          11928             11528.4        10116.5
         10623          11633.9           11550.3        10091.8
         10751          11936.4           11565.9        10213.5
         10899          12283.9           11594.1        10354
         11098          11978.4           11616.2        10543.1
         11217          11996.1           11638.3        10656.2
         11270          11977             11660.4        10706.5
         11503          12116.9           11682.5        10927.8
         11560          12158.9           11704.3        10982
         11496          11731.2           11726.2        10921.2
         11230          11336.1           11748          10668.5
         11228          11376.9           11769.8        10666.6
         10955          11135.4           11791.4        10407.2
         10874          10666.4           11813          10330.3
         11108          10886             11834.6        10552.6
         11183          11001.6           11850          10623.8
         11348          11287.1           11877.8        10780.6
         11607          11468.1           11899.1        11026.7
         11562          11288.5           11920.5        10983.9
         11906          11754.5           11941.8        11310.7
         12278          12344.8           11963.2        11664.1
         12430          12149.7           11983          11808.5
         12371          11935.5           12002.9        11752.5
         12528          11846.8           12014.2        11901.6
         12448          11612.1           12042.6        11825.6
         12436          11354.7           12063.1        11814.2
         12536          11295             12083.6        11909.2
         12605          11446.7           12104.1        11974.8
         13006          12084.5           12118.7        12355.7
         13059          11924.6           12133.4        12406
         13314          11568.6           12166          12648.3
         12820          11696.6           12187          12179
         13085          11853.6           12208          12430.8
         13207          11825.3           12228.9        12546.7
         13247          11739.2           12249.2        12584.7
         13377          11902.4           12269.4        12708.2
         13464          11933.7           12289.6        12790.8
         13632          12349.8           12309.8        12950.4
         13756          12529.1           12330.3        13068.2
         14056          12509.9           12342.1        13353.2
         14080.8        12355.5           12371.4        13376.7
         14535.9        12635.7           12386          13809.1
1990     14674.3        12358.8           12406.5        13940.6
         14702          12062.9           12432.3        13966.9
         14410.9        11616.3           12452.3        13690.3
         14192.5        11569             12463.7        13482.9
         14309.4        11784             12489.3        13593.9
         14483.6        11705.3           12511.8        13759.5
         14331.9        11655.6           12531.4        13615.3
         14047.6        11132.4           12551          13345.2
         13533.8        10642.2           12570.6        12857.1
         13772.2        10249.8           12590.5        13083.6
         13522.9        9707.44           12610.4        12846.8
         13345.4        9042.68           12630.3        12678.2
         13490.2        8992.99           12644.5        12815.7
         13121.1        8350.71           12658.7        12465.1
         13263.8        8763.97           12690.4        12600.6
         13422.7        8686.55           12710.7        12751.6
         13703.6        8778.98           12731.1        13018.5
         13556.6        9013.05           12751.4        12878.8
         13679.7        9239.85           12772.2        12995.7
         14029.2        9835.28           12793          13327.7
         14337.3        9874.25           12813.8        13620.4
         14367.8        10000.6           12834.6        13649.4
         14507.2        9928.47           12846.2        13781.8
         14459.3        9591.98           12875.2        13736.3
         14465.8        9549.68           12895.5        13742.5
         14690.1        9542.16           12910          13955.6
         14882.8        9797.02           12924.5        14138.7
         15233.4        9824.3            12950.6        14471.7
         15445.7        10097.1           12973.8        14673.4
         15323.8        9604.19           12997          14557.6
         15390.2        9488.32           13014.5        14620.7
         14254.6        8723.91           13037          13541.8
         14396.1        8939.96           13051.1        13676.3
         13894.2        8310.17           13073.5        13199.5
         14275.3        8351.12           13090.4        13561.5
         14294.9        8255.12           13115.7        13580.1
         14654.2        8752.16           13132.8        13921.4
         14160.9        8193.4            13144.2        13452.9
         13435.8        7575.28           13169.9        12764
         13460.8        7889.7            13187          12787.8
         13927.9        8389.18           13216.2        13231.5
         14114.1        8799.51           13237          13408.4
         14484.3        9005.62           13257.7        13760.1
         14163.1        8851.46           13278.4        13455
         13936.6        8532.81           13286.9        13239.8
         13906.2        8485.13           13318.2        13210.8
         13930.1        8279.3            13329.6        13233.6
         13936.6        8224.07           13358          13239.8
         13393.3        7813.65           13377.9        12723.7
         14076          8556.5            13400          13372.2
         13724.3        8604.7            13422.1        13038.1
         13334.5        8149.16           13437.9        12667.8
1991     13425.4        8318.17           13460.1        12754.1
         13251.6        8046.66           13485.8        12589
         13009.4        7814.4            13505.1        12358.9
         13520.7        8280.8            13524.5        12844.7
         13780.9        8417.04           13543.9        13091.8
         14329.2        8925.02           13561.6        13612.8
         14550.2        9359.22           13579.3        13822.7
         14609.6        9478.07           13591.9        13879.1
         14561.4        9361.59           13612.1        13833.3
         14796.9        9238              13624.9        14057
         14769.5        9196.29           13650.6        14031
         14802.4        9124.74           13668.5        14062.3
         14805.8        9021.9            13681.3        14065.5
         15246.7        9385.85           13696.7        14484.4
         15075.6        9281.5            13720.8        14321.8
         15230.8        9524.35           13737.3        14469.3
         14996.2        9142.53           13744.3        14246.4
         15073.3        9392.96           13767.8        14319.6
         15127.7        9240.09           13785.6        14371.3
         15119.8        9168.88           13801.1        14363.8
         15077.8        9051.03           13816.7        14323.9
         14837.5        9080.57           13832.2        14095.6
         14907.8        8972.11           13838.8        14162.4
         14614.2        8672.68           13863.1        13883.5
         14511.1        8559.3            13878.6        13785.5
         14503.1        8655.87           13889.6        13778
         14621          8524.98           13902.8        13890
         14700.4        8519.41           13925.3        13965.3
         14874.9        8603.9            13941.1        14131.2
         14916.9        8707.81           13957          14171
         15140.2        8884.8            13968.3        14383.2
         15150.4        8812.02           13988.4        14392.8
         14932.7        8651.22           14003.9        14186.1
         14419.2        8317.57           14019.5        13698.3
         14499.7        8175.32           14035.1        13774.8
         14855.7        8548.15           14050.7        14112.9
         14819.4        8582.36           14057.1        14078.4
         15029.1        8832.33           14076.4        14277.6
         15202.5        8982.61           14091.4        14442.4
         15504          9310.65           14106.3        14728.8
         15620.8        9395.67           14125          14839.7
         15581.1        9387.67           14139.4        14802
         15504          9409              14145.5        14728.8
         15500.6        9408.74           14168.1        14725.6
         15644.6        9484.71           14174          14862.3
         15633.2        9359.05           14195.3        14851.6
         15337.4        8996.83           14208.9        14570.5
         15230.8        8940.49           14222.5        14469.3
         15162.8        8897.8            14236.1        14404.7
         14972.4        8573.79           14242          14223.8
         15182.9        8795.9            14263.7        14423.8
         15037.9        8521.48           14273.6        14286
1992     15611.1        9155.14           14287.4        14830.6
         15891.3        9072.36           14302.8        15096.7
         15419.8        8530.36           14314.3        14648.8
         16017.9        8800.55           14325.8        15217
         15593.4        8559.15           14330.7        14813.7
         15937          8733.31           14348.7        15140.1
         15738.8        8492.43           14359.9        14951.9
         15472.7        8062.37           14371.1        14699.1
         15499.6        8130.35           14382.3        14724.6
         15251          7986.7            14390.2        14488.4
         14831.1        7590.02           14398.3        14089.6
         14757.4        7357.91           14416.2        14019.5
         14871          7513.8            14424.3        14127.5
         14429.4        7070.93           14435.7        13707.9
         14176          6545.3            14450.4        13467.2
         14441.2        7019.62           14461.8        13719.2
         14440.9        6816.95           14473.3        13718.9
         14877          7028.07           14484.7        14133.1
         15224.1        7195.11           14492.2        14462.9
         15551.2        7527.3            14505.9        14773.7
         15427.5        7545.48           14510.4        14656.1
         15444.1        7343.1            14522.5        14671.9
         15725.9        7575.64           14531.6        14939.6
         15572          7460.13           14548.4        14793.4
         15392          7111.55           14559.2        14622.4
         15187.2        6918.39           14567          14427.8
         15478.4        7195.82           14577.8        14704.5
         15345.8        7249.26           14591.5        14578.5
         15519.9        7394.68           14602.2        14743.9
         14800          6825.39           14612.8        14060
         14395.1        6617.86           14617.4        13675.3
         14719.5        6899.63           14631.1        13983.5
         14225.8        6462.24           14643.3        13514.5
         14011.5        6471.22           14652.4        13310.9
         14666.2        7297.67           14661.5        13932.9
         15165.9        7726.74           14666.7        14407.6
         15315          8084.77           14680          14549.3
         15124.4        7656.15           14689.3        14368.2
         15524.6        7965.09           14695.9        14748.4
         15271.2        7702.96           14705.3        14507.7
         15277.2        7636.39           14711.6        14513.3
         15422.8        7710.31           14720.3        14651.6
         15388.4        7585.01           14733.8        14619
         15594.5        7492.77           14737.5        14814.7
         15845.5        7578.55           14751.1        15053.2
         15530.5        7273.88           14758.7        14754
         15194.3        7297.59           14768.8        14434.6
         15293.7        7477.47           14775.1        14529
         15298.5        7457.87           14781.4        14533.5
         15255.8        7497.97           14798.2        14493
         15390.8        7575.85           14809.9        14621.3
         15497.4        7729.59           14819.9        14722.5
         15535.3        7488.29           14829.9        14758.5
1993     15492          7398.27           14837.2        14717.4
         15494.4        7236.51           14851.4        14719.7
         15616.5        7280.85           14857.9        14835.7
         15579.8        7295.26           14869.5        14800.9
         15739.8        7523.16           14878.6        14952.8
         16095          7634.88           14887.4        15290.3
         16270.8        7723.67           14896.1        15457.3
         16256.2        7812.84           14904.8        15443.4
         16377          7842.12           14911.1        15558.2
         16718.9        8152.85           14922.3        15882.9
         16690.2        8281.99           14928.6        15855.7
         16913          8458.97           14937.3        16067.3
         17253.6        8789.69           14946.1        16390.9
         18141.1        9561.98           14957.4        17234
         18576.4        9785.86           14966.2        17647.6
         18523.6        9627.62           14974.9        17597.5
         18721.2        9953.13           14978.7        17785.2
         18938.5        10254.8           14991.2        17991.5
         18831.7        9985.36           15001.1        17890.1
         19057.5        10027.5           15008.5        18104.6
         19299.3        10451.8           15014.7        18334.3
         19402.4        10508.4           15027          18432.3
         19591.4        10624.3           15030.9        18611.8
         19156.9        10355.5           15045          18199.1
         18796.1        9896.68           15051.4        17856.3
         18934.5        10319.6           15060.4        17987.8
         19086.6        10245.8           15070.6        18132.2
         19293.2        10401.9           15080.7        18328.5
         19370.5        10406.1           15089.6        18401.9
         19541.4        10600.5           15098.4        18564.3
         19943.6        11011.9           15107.3        18946.4
         20300.8        11162.9           15116.1        19285.7
         20445.6        11343.7           15119.9        19423.3
         20213.6        10877.2           15133.9        19202.9
         20559.7        11178             15142.8        19531.7
         20819.9        11108.3           15151.6        19778.9
         20643.2        11039.5           15160.5        19611
         20405.9        10696.9           15168.2        19385.6
         20709.5        10761.2           15175.8        19674
         21245.8        11068.9           15187.2        20183.5
         21464.2        11056.5           15196.2        20391
         21577.2        11037.9           15205.1        20498.3
         21433.3        10920.3           15214          20361.6
         21896.3        11110.4           15217.8        20801.4
         21404.1        10635.1           15226.7        20333.9
         21575.9        10688.9           15240.8        20497.1
         20923          10170.8           15249.7        19876.9
         20750          9992.73           15253.6        19712.5
         21278.9        9868.47           15268.7        20215
         22037.4        10102.6           15278.8        20935.5
         22290.2        10066.8           15288.8        21175.7
         23139.5        10057.6           15296          21982.5
1994     24281.7        10308.6           15304.6        23067.6
         23436.1        10256.3           15318.1        22264.3
         24104.7        10602.1           15327.3        22899.5
         23945.4        10680             15332.6        22748.1
         25170.8        11430.3           15341.7        23912.2
         24801.2        11225.9           15354.5        23561.1
         24668.1        11255.1           15359.5        23434.7
         24830.9        11268             15367.1        23589.4
         24190          11505             15381          22980.5
         23897.9        11268.9           15391.3        22703.1
         24147.3        11487.4           15401.6        22940
         23474.1        11143.5           15410.5        22300.4
         23355.2        11152.8           15419.3        22187.5
         23368.1        11130.4           15432.8        22199.7
         23976.8        11410.2           15443.3        22777.9
         24015.5        11354.6           15447.9        22814.8
         24479.4        11369.7           15458.4        23255.5
         24321.8        11292.5           15475          23105.7
         24469.1        11403.6           15486.4        23245.6
         25013.1        11545.9           15498          23762.5
         25045.4        11622.7           15509.4        23793.2
         25473.1        11834.5           15521          24199.5
         25511.9        11858.6           15533.4        24236.3
         25585.6        11964.3           15542.3        24306.3
         25247          11820.9           15556.6        23984.7
         25068.7        12095.7           15567.2        23815.2
         25353.4        12150.8           15578.4        24085.8
         25501          12101.3           15589.7        24225.9
         26000.5        12169.8           15610.6        24700.5
         25655.3        11940.3           15623.8        24372.6
         26237.4        12039.2           15629.5        24925.5
         26584          12018.8           15644.6        25254.8
         26833          12136.9           15655.8        25491.4
         26671.9        12170.5           15676.4        25338.3
         27166.1        12105.3           15682          25807.8
         26931.9        11923.9           15703.8        25585.3
         26560.9        11866.8           15718.1        25232.9
         26520.3        12007.7           15732.4        25194.3
         26215.8        11775.9           15742.6        24905
         26320          11777.3           15756.9        25004
         26394.4        11853.1           15775.9        25074.7
         26546.1        11967.5           15790.9        25218.8
         26232          11903.2           15797.2        24920.4
         26345.7        12024.4           15820.7        25028.4
         26242.8        11649.6           15835.7        24930.7
         25942.3        11566.1           15844.2        24645.2
         24714.5        11289.5           15861.4        23478.8
         24970.3        11430.8           15878.5        23721.8
         24740.2        11263.8           15898.7        23503.2
         24016          11056.9           15916.8        22815.2
         24750.9        11274.2           15934.9        23513.3
         25082.7        11400.7           15947.8        23828.6
1995     24904.6        11297.8           15963.3        23659.4
         24236.6        11257.9           15989          23024.8
         23752.5        11063.6           15996.8        22564.9
         22535.8        10484.4           16025          21409
         22685.2        10746.5           16043          21550.9
         22971.1        10639.6           16061.3        21822.5
         22653.6        10544.4           16079.6        21520.9
         22550.2        10684.7           16097.8        21422.7
         22340.4        10344.7           16113.5        21223.4
         22350.5        10889.4           16134.6        21233
         22353.4        10941.8           16153.2        21235.7
         22241.3        10634.4           16171.7        21129.3
         22642.1        11140.1           16185          21510
         22828.9        11136.2           16208.8        21687.4
         22935.2        11576.1           16216.8        21788.4
         22988.3        11949.7           16246.1        21838.9
         23140.6        11714.2           16264.8        21983.6
         23709.4        12031.1           16283.4        22524
         23993.9        11912.4           16302          22794.2
         24318.5        11496             16320.5        23102.6
         24281.2        11235.1           16339          23067.1
         24166.2        11342.2           16349.7        22957.9
         24440.6        11429.9           16376.2        23218.6
         23700.8        10920.7           16394.8        22515.8
         23960.8        11053.3           16402.8        22762.8
         23923.5        10939.4           16426.8        22727.3
         24302.7        11001.4           16445.4        23087.6
         25766.5        11594.3           16464.2        24478.2
         25371.5        11420.7           16488.6        24102.9
         25371.5        11455.7           16507.5        24102.9
         25477.8        11324.7           16526.4        24203.9
         25552.5        11354.4           16534.2        24274.8
         25634.3        11337.2           16552.2        24352.6
         25483.9        11224.5           16580.5        24209.7
         25686.3        11031.3           16598.6        24402
         25731          10971.5           16616.8        24444.4
         25803.9        11119.8           16635.2        24513.7
         25914          10945.5           16643          24618.3
         25692.3        11180.1           16666.5        24407.7
         25930.4        11173.4           16679.6        24633.9
         25765.2        10957             16708.3        24476.9
         25859          10981.1           16721.3        24566
         25702.7        10963.8           16744.7        24417.6
         25419.9        10649             16762.9        24148.9
         25528.6        10804.5           16781          24252.2
         24565.7        10777.8           16799.1        23337.4
         24937.8        11048.2           16817.1        23690.9
         25342.6        11146.5           16835.2        24075.4
         26245.9        11520.7           16851          24933.6
         26311.4        11606.8           16866.7        24995.8
         26117.9        11709.6           16890.3        24812
         26468.4        11886.4           16903.4        25145
1996     26795.8        11803.3           16919.2        25456
         26998.4        11951.3           16944.9        25648.5
         27060.8        11866.6           16962.8        25707.7
         26982.8        11573.2           16980.6        25633.7
         27793.4        11875.8           16998.5        26403.7
         27886.9        12009.6           17013.1        26492.6
         27762.2        11925.3           17032.7        26374.1
         27684.3        11827.5           17042.5        26300.1
         27388.1        11687.3           17066.9        26018.7
         27372.5        11694             17083.7        26003.9
         26094.3        11413.7           17100.5        24789.6
         26904.9        11670             17107.7        25559.6
         27356.9        12004.7           17129.2        25989.1
         27590.8        12115.7           17143.6        26211.2
         27824.6        12088.6           17167.8        26433.3
         28245.5        12151             17184.9        26833.2
         28385.8        12489.1           17202          26966.5
         28401.3        12582.7           17211.7        26981.3
         28198.7        12440.8           17236.2        26788.8
         28229.9        12332.1           17253.3        26818.4
         27777.8        12264.6           17265.5        26388.9
         27809          12085.8           17287.6        26418.5
         27528.4        12029.1           17304.7        26152
         27575.2        12025.5           17321.9        26196.4
         27621.9        12214.7           17339.1        26240.8
         27497.2        12253.1           17351.4        26122.4
         27637.5        12017.2           17366.2        26255.7
         27356.9        11792.7           17391.1        25989.1
         26515.2        11654.2           17408.5        25189.4
         26125.5        11417.2           17426          24819.2
         25922.8        11620.3           17443.5        24626.7
         26390.5        11475.9           17461.1        25071
         26375.2        11584.7           17478.7        25056.4
         26548.3        11681.1           17491.2        25220.9
         26516.8        11484.3           17513.8        25191
         26060.5        11261.8           17531.3        24757.4
         25934.6        11253.3           17548.9        24637.8
         26390.9        11601.4           17548.9        25071.4
         26438.2        11570.4           17591.5        25116.2
         26752.9        11631.8           17596.5        25415.3
         26170.6        11372.5           17619.2        24862.1
         26265.1        11551.6           17637          24951.8
         26217.8        11335.8           17654.7        24906.9
         25840.2        11178.7           17672.4        24548.2
         26139.2        11295.3           17682.2        24832.2
         26438.2        11453.5           17701.8        25116.2
         26941.7        11612.8           17719          25594.7
         27476.8        11614.5           17741.1        26103
         26847.3        11340             17758.2        25505
         26894.5        11248.9           17776.3        25549.8
         26107.7        10995.4           17784.1        24802.3
         26021.4        10755.5           17807.3        24720.3
1997     26349.4        10857.8           17825.4        25032
         26522.1        10661.7           17848.8        25196
         26539.4        10325.6           17867.1        25212.4
         26815.7        10141.6           17877.6        25474.9
         26608.4        9855.71           17893.2        25278
         26332.2        9775.23           17921.9        25015.6
         26401.2        9869.24           17940.3        25081.2
         26453          9906.48           17958.7        25130.4
         26556.7        10226.4           17971.8        25228.8
         26176.8        9998.07           17987.5        24867.9
         26176.8        9884.6            18013.8        24867.9
         25572.4        9895.59           18032.1        24293.8
         25779.6        9903.99           18045.2        24490.7
         25624.2        9824.67           18063.5        24343
         25745.1        9496.73           18088          24457.8
         25831.4        9552.29           18107.3        24539.9
         26107.7        9899.76           18126.6        24802.3
         25917.8        9989.37           18137.6        24621.9
         26936.5        10509             18165.2        25589.7
         27350.9        10923.1           18184.6        25983.4
         27627.2        11061.7           18195.6        26245.8
         28007.1        11165.2           18223.3        26606.7
         28715          11221.2           18242.6        27279.3
         28404.2        11477.8           18262.1        26984
         28473.3        11457.9           18281.6        27049.6
         28818.6        11644.7           18295.5        27377.7
         29233          11515.9           18314.9        27771.4
         28369.7        11346.4           18339.9        26951.2
         28594.2        11393             18351          27164.4
         28576.9        11358.1           18378.8        27148
         29094.9        11298.2           18398.2        27640.2
         28956.8        11105.8           18414.8        27508.9
         28127.9        11112.7           18437          26721.6
         27372.8        10966.4           18456.4        26004.1
         26221.2        10562.3           18475.8        24910.1
         24644.3        10291.6           18495.2        23412.1
         25459.3        10479.2           18514.9        24186.4
         24502.6        9981.2            18534.5        23277.5
         24803.8        10334.8           18548.5        23563.6
         24910.1        10190.8           18568.1        23664.6
         24396.3        10113.8           18582.2        23176.5
         23758.5        9819.92           18613.4        22570.6
         22358.8        9714.21           18633.2        21240.9
         20622.6        9132.31           18641.7        19591.5
         21118.7        8931.97           18672.8        20062.7
         19736.7        8236.42           18692.7        18749.9
         19577.3        8286.18           18706.9        18598.4
         19648.2        8253.58           18726.9        18665.8
         20126.5        8490.84           18752.5        19120.2
         20020.2        8453.18           18761.5        19019.2
         18598.2        8417.1            18794.5        17668.3
         17893.8        7822.25           18809.5        16999.2
         18445.9        8106.76           18830.5        17523.6
1998     17379.9        7806.47           18858.2        16510.9
         16504.2        7726.8            18879.9        15679
         17132.4        8423.02           18901.6        16275.8
         16923          8711.89           18910.9        16076.8
         18312.6        8866.3            18932.5        17397
         18978.9        9116.84           18964.8        18029.9
         18579.1        8690.42           18984.7        17650.2
         18769.5        8504.15           19004.5        17831
         19283.5        8894.72           19024.4        18319.3
         18788.5        8557.27           19044.7        17849.1
         18959.9        8472.46           19059.2        18011.9
         19569          8513.9            19079.5        18590.6
         18940.8        8256.32           19099.8        17993.8
         18997.9        8324.72           19126          18048
         19093.1        8489.82           19146.3        18138.4
         18788.5        8259.08           19166.7        17849.1
         18407.8        8064.88           19184.2        17487.4
         17931.9        7984.22           19207.7        17035.3
         17303.7        7863.15           19228.3        16438.5
         17265.7        7852.61           19240          16402.4
         16961.1        7721.99           19263.6        16113
         16371          7536.23           19281.2        15552.4
         15343          7250.61           19298.8        14575.9
         15095.6        7159.62           19330.8        14340.8
         15190.7        7233.63           19345.4        14431.2
         15685.7        7861.04           19365.9        14901.4
         15838          7786.89           19386.6        15046
         15761.8        7795.71           19407.2        14973.7
         15761.8        7682.52           19427.9        14973.7
         15190.7        7434.71           19448.6        14431.2
         14848.1        7312.18           19469.2        14105.7
         14100.3        6861.62           19489.8        13395.3
         14183          7016.61           19510.5        13473.9
         13914.3        6792.21           19531.1        13218.6
         12859.8        6846.47           19551.7        12216.9
         13128.6        6954.38           19572.4        12472.2
         13087.3        6909.37           19593          12432.9
         12446.3        6602.64           19613.6        11824
         13211.3        6597.2            19634.2        12550.8
         12983.9        7198.77           19654.1        12334.7
         13542.1        7143.62           19673.9        12865
         15402.9        7875.85           19693.7        14632.7
         15485.6        7574.07           19713.4        14711.3
         17077.6        8275.42           19733.1        16223.7
         16643.4        7895.17           19752.8        15811.2
         17139.6        8003.64           19772.4        16282.6
         18049.3        8268.6            19792          17146.8
         17780.5        8224.74           19811.8        16891.5
         18111.3        8368.11           19832.7        17205.7
         17451.1        8136.7            19853.6        16578.5
         17666.3        8089.44           19874.5        16783
         17623.2        8201.41           19895.4        16742.1
1999     17989.1        8202.76           19914.8        17089.6
         17967.5        8139.26           19933.7        17069.2
         18290.3        8386.67           19952.5        17375.8
         17515.7        8372.37           19971.4        16639.9
         16977.7        8450.98           19990.2        16128.8
         16246.1        8173.71           20008.7        15433.8
         16762.5        8065.44           20027.3        15924.4
         17149.8        8057.58           20045.8        16292.3
         17063.8        7985.55           20064.4        16210.6
         18161.2        8694.33           20083          17253.1
         18656.1        9250.17           20101.6        17723.3
         18634.6        9070              20120.2        17702.9
         19000.4        9262.15           20138.9        18050.4
         19710.5        9528.78           20157.6        18725
         20291.5        9826.11           20176.2        19276.9
         20829.4        9652.59           20194.9        19787.9
         21475          9950.33           20213.6        20401.2
         22507.8        9790.51           20232.2        21382.4
         22206.6        9847.05           20250.8        21096.2
         21496.5        9200.01           20269.3        20421.7
         21087.6        9333.53           20287.8        20033.3
         21410.4        9550.73           20306.4        20339.9
         22271.1        9832.51           20325.2        21157.6
         22120.5        10007.4           20343.9        21014.5
         23669.8        10063             20362.6        22486.3
         23583.7        10152.1           20381.3        22404.5
         24143.2        10445.2           20401.4        22936
         24078.6        10621.6           20421.7        22874.7
         23583.7        10764.8           20442          22404.5
         22981.2        10587.6           20462.3        21832.2
         23422.5        10814.9           20482.6        22251.3
         22216.9        10339.9           20502.8        21106.1
         22927.3        10943.8           20523.1        21780.9
         23465.5        11099.7           20543.3        22292.2
         23314.8        11161             20563.6        22149.1
         23314.8        11050.6           20584.5        22149.1
         23874.6        11717             20605.5        22680.8
         22841.2        11387             20626.4        21699.2
         22475.2        11024.8           20647.3        21351.5
         23379.4        11293.8           20668.4        22210.4
         23099.5        11299.5           20689.6        21944.6
         22862.7        11294.7           20710.8        21719.6
         23228.7        11475.8           20731.9        22067.3
         24175.9        11716.4           20753          22967.2
         25080.1        11913.1           20774.2        23826.1
         25553.7        11988.2           20795.3        24276.1
         26414.9        12334.1           20816.4        25094.1
         26371.8        12294.9           20837.6        25053.2
         27426.7        12311.9           20863.3        26055.3
         27826.5        12269.5           20889          26435.2
         29138.1        12727.5           20914.8        27681.1
         30843          13063.5           20940.5        29300.9
         29312.9        12496.3           20964.6        27847.3
         28963.2        12348.1           20987.4        27515
         28023.2        12263.7           21010.3        26622.1
         28504.1        12372.2           21033.2        27078.9
         29006.9        12444.6           21056.1        27556.6
         29050.6        12614.7           21079.7        27598.1
         28285.6        12270.2           21103.3        26871.3
         27192.6        11929.1           21126.9        25833
         27367.5        12489.5           21150.5        25999.1
         26952.2        12328.8           21174.3        25604.5
         26187.1        11926.9           21198.2        24877.7
         26668          12187.6           21222          25334.6
         27433          13001.3           21245.9        26061.4
         26974          12828.9           21270.4        25625.3
         27258.2        12813.9           21295.3        25895.3
         25902.9        12258.5           21320.3        24607.8
         26471.2        12389             21345.3        25147.7
         26383.8        12414.3           21370.5        25064.6
         25094.1        12068.9           21396.1        23839.4
         24919.3        11891.2           21421.7        23673.3
         23258          11463.3           21447.3        22095.1
         23585.9        11479.5           21472.9        22406.6
         25400.2        12189.3           21499.6        24130.2
         24963          11896.1           21526.5        23714.8
         25596.9        12290.9           21553.4        24317
         25815.5        12312             21580.3        24524.7
         26077.8        12335.9           21607.4        24773.9
         26624.3        12262.7           21634.7        25293.1
         26296.4        11822.3           21662          24981.6
         25509.4        11509             21689.3        24234
         25002.1        11419             21716.6        23752
         25374.9        11473.4           21743.9        24106.2
         26468.4        11560.8           21771.2        25145
         26617.6        11744.1           21798.6        25286.7
         26518.2        11857.5           21825.9        25192.2
         26518.2        11646.6           21853.2        25192.2
         25474.3        11398.9           21880.6        24200.6
         24927.6        11524.6           21907.9        23681.2
         24331.1        11001.1           21935.2        23114.5
         24803.3        11311.1           21962.7        23563.1
         23834          11030.8           21990.3        22642.3
         22864.8        10609.8           22017.9        21721.5
         23262.4        10698.7           22045.5        22099.3
         23560.6        10829.4           22073.2        22382.6
         24380.8        11066.3           22100.8        23161.8
         23461.2        10605.8           22128.4        22288.2
         22889.6        10125.2           22156.1        21745.1
         23038.7        10102.8           22183.7        21886.8
         23933.4        10344.8           22211.5        22736.8
         24355.9        10385.5           22239.3        23138.1
         23585.5        9815.05           22267.1        22406.2
         23585.5        9772.12           22294.8        22406.2
         23784.3        9777.99           22310.7        22595.1


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.






-----------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Pacific Index is an arithmetical average weighted by market value of the performance of some 410 securities listed on the stock exchanges of Australia, Hong Kong, New Zealand, Singapore/Malaysia and Japan. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 5 countries. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A
--------------------------------------------------------------------------------

[Figures below represents bar chart in its printed piece]

                                             GAM
                                   PACIFIC BASIN               MSCI
                        GAM       (AFTER MAXIMUM            PACIFIC
PERIOD         PACIFIC BASIN    SALES LOAD OF 5%)             INDEX
--------------------------------------------------------------------------------
1 Year               (23.21)              (27.05)            (25.64)
5 Years               (2.10)               (3.10)             (3.78)
10 Years               5.93                 5.38               1.77
Since Inception        6.55                 6.15              (0.16)



ANNUAL PERFORMANCE - CLASS A
--------------------------------------------------------------------------------

[Figures below represents bar chart in its printed piece]

                                             GAM
                                   PACIFIC BASIN
                        GAM              CLASS A              MSCI
              PACIFIC BASIN       (AFTER MAXIMUM           PACIFIC
                    CLASS A     SALES LOAD OF 5%)            INDEX

YEAR                      %                    %                 %
--------------------------------------------------------------------------------
1996                  (0.39)               (5.37)            (8.40)
1997                 (30.00)              (33.50)           (25.34)
1998                  (3.99)               (8.79)             2.69
1999                  74.91                66.16             57.96
2000                 (23.21)              (27.05)           (25.64)





                                        14
                                       ====
                 GAM PACIFIC BASIN FUND / REPORT TO SHAREHOLDERS

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------



THE FACTS - CLASS B SHARES
--------------------------------------------------------------------------------

                                                   GAM
                                          Pacific Basin               Average
                                    GAM         Class B       MSCI    1 Month
                          Pacific Basin  (with deferred    Pacific    Deposit
                                Class B    sales charge)     Index       Rate

31st December, 2000           US$ 10.04                   1,832.43
--------------------------------------------------------------------------------
                                      %              %           %          %
--------------------------------------------------------------------------------
Quarter to December, 2000         (3.74)          (8.55)    (12.56)      1.66
--------------------------------------------------------------------------------
Jan - December, 2000             (23.80)         (27.17)    (25.64)      6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2000         13.11           11.33       8.38       5.89
--------------------------------------------------------------------------------
Since inception*                   9.79            8.79       9.02       5.81
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES
--------------------------------------------------------------------------------

                                                   GAM
                                          Pacific Basin               Average
                                    GAM         Class C       MSCI    1 Month
                          Pacific Basin  (with deferred    Pacific    Deposit
                                Class C    sales charge)     Index       Rate

31st December, 2000            US$ 8.70                   1,832.43
--------------------------------------------------------------------------------
                                      %               %          %          %
--------------------------------------------------------------------------------
Quarter to December, 2000         (3.87)          (4.83)    (12.56)      1.66
--------------------------------------------------------------------------------
Jan - December, 2000             (24.28)         (24.94)    (25.64)      6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2000         11.15           11.15       8.38       5.89
--------------------------------------------------------------------------------
Since inception*                   6.88            6.88      11.29       5.82
--------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES
--------------------------------------------------------------------------------

                                                   GAM
                                          Pacific Basin               Average
                                                Class D               1 Month
                                    GAM  (after maximum       MSCI    Deposit
                          Pacific Basin      sales load    Pacific       Rate
                                Class D         of 3.5%)     Index

31st December, 2000            US$ 9.33           9.67    1,832.43
--------------------------------------------------------------------------------
                                      %               %          %          %
--------------------------------------------------------------------------------
Quarter to December, 2000         (3.62)          (6.99)    (12.56)      1.66
--------------------------------------------------------------------------------
Jan - December, 2000             (23.75)         (26.42)    (25.64)      6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
3 years to December, 2000          8.10            6.82       6.45       5.82
--------------------------------------------------------------------------------
5 years to December, 2000         (2.71)          (3.40)     (3.78)      5.69
--------------------------------------------------------------------------------
Since inception*                  (2.20)          (2.86)     (2.20)      5.70
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 1st June, 1998 for Class C shares and 18th October, 1995 for Class D shares.


THE COMMENT

   The fund's value-based investment approach has been rewarded in the second half of the year, having missed out in the first six months. Our beliefs that US interest rates would be cut within the 12 months and that the technology, media and telecommunications sector would undergo several major corrections, have worked well. We increased our exposure in Hong Kong to interest rate sensitive stocks, properties and banks, which having been largely ignored in previous months, represented excellent value. Property companies benefited from being able to accumulate cheap land banks and also from higher office rental yields due to increased occupancy levels. We saw signs of the end of Hong Kong's deflationary period as the GDP figures steadily beat expectations. China showed positive and accelerating economic growth, which can only be enhanced by its entry into the World Trade Organization, which some are forecasting as early as the end of the first quarter 2001. As a result Hong Kong saw increased trade flows and its tourism figures also improved.

   In Japan we reduced our weightings of investments at the beginning of the year when many of our stocks reached highs that could not be justified. Seeing no signs of change in Japan, the ever-increasing Government debt, which is forecast to be 140% of GDP, the weak balance sheets of the banks, the negative effects of the unwinding of the cross-share holdings, the under-funded pension funds and very little restructuring, we remained underweight all year. This again benefited the fund, especially in the last six months. The government still has not shown any evidence that it can reach an agreement on long-term policy to resolve this economic crisis. At the end of the year we took small positions in a couple of technology companies which had been heavily oversold and we feel will do well on a 12-month view.

   In Singapore the banks have performed steadily due to the divestment of non-core assets, which particularly benefited Overseas Chinese Bank. The third quarter GDP growth of 10.3%, announced by the government, was well above expectations and lead to a gradual increase in mortgage lending in the last few months.

   The Fund benefited from not being exposed to a weak market in Korea and a low exposure to a falling market in Taiwan. We will be watching both these markets carefully this year.

   Political scandal in the Philippines in the last quarter, resulted in an impeachment trial for President Joseph Estrada, which is still ongoing. We have minimal exposure here and will wait to see what opportunities arise from any measures the eventual new government implement.



                                        15
                                       ====
                 GAM PACIFIC BASIN FUND / REPORT TO SHAREHOLDERS             GAM

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2000

                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
--------------------------------------------------------------------------------
EQUITIES - 98.2%
               AUSTRALIA - 8.0%
      36,000   Broken Hill Proprietary               379,662
     259,150   ERG                                   394,904
    *10,5000   Novus Petroleum                       105,150
      39,775   Rio Tinto (Australia)                 651,406
                                                  ----------
                                                   1,531,122
                                                  ----------
               CHINA - 5.7%
     490,000   China Everbright                      505,725
     439,000   China Merchants Holdings              318,006
      74,000   CITIC Pacific                         262,330
                                                  ----------
                                                   1,086,061
                                                  ----------
               HONG KONG - 35.7%
     210,000   Cathay Pacific Airways                387,707
      82,000   Cheung Kong Holdings                1,048,694
      46,300   Hang Seng Bank                        623,293
     138,000   Henderson Land                        702,412
     445,779   Hong Kong & China Gas                 657,264
     390,000   Hong Kong Land Holdings               865,800
     219,000   Kerry Properties                      294,819
    *26,4000   Pacific Century Insurance Holdings     89,696
     125,000   Sun Hung Kai Properties             1,246,041
     122,000   Swire Pacific A                       875,931
                                                  ----------
                                                   6,791,657
                                                  ----------
               INDONESIA - 0.3%
     588,000   Modern Photo Film                      59,256
                                                  ----------
                                                      59,256
                                                  ----------
               JAPAN - 29.0%
       1,100   Advantest                             102,867
       5,150   Aiful                                 419,940
      10,000   Canon                                 349,589
      24,000   Canon Sales                           281,280
       3,600   Fanuc                                 244,468
      10,000   Ito-Yokado                            498,165
       2,900   Jafco                                 266,125
      34,000   Kokusai Securities                    276,350
      25,000   Mori Seiki                            277,049
       1,600   Murata Manufacturing                  187,380
       3,500   Nidec                                 165,181
      11,200   ORIX                                1,121,762
      25,000   Ricoh                                 461,021
         500   Rohm                                   94,826
     *24,000   Sharp                                 289,040
       1,500   Tokyo Electron                         82,328
       *5500   Trend Micro                           397,527
                                                  ----------
                                                   5,514,898
                                                  ----------
               PHILIPPINES - 2.0%
   1,569,240   Ayala Land                            169,478
     141,650   Bank of Philippine Islands            164,314
*++6,255,000   Cebu Holdings                          43,785
                                                  ----------
                                                     377,577
                                                  ----------
               SINGAPORE - 14.9%
      73,351   DBS Group Holdings                    830,069
      71,966   Overseas Chinese Bank                 536,005
     144,203   Overseas Union Bank                   674,390
    *369,000   Singapore Exchange                    276,963
      35,000   Singapore Press Holdings              517,321
                                                  ----------
                                                   2,834,748
                                                  ----------
               TAIWAN - 1.3%
    *107,040   Taiwan Semiconductor Manufacturing    256,935
                                                  ----------
                                                     256,935
                                                  ----------
               THAILAND - 1.3%
    *140,000   Bangkok Bank (FR)                     111,290
    *275,220   Thai Farmers Bank (FR)                136,342
                                                  ----------
                                                     247,632
                                                  ----------
 TOTAL EQUITIES (COST $20,828,282)                18,699,886
                                                  ----------
 MUTUAL FUND - 1.8%
               TAIWAN - 1.8%
      33,000   Taiwan Fund                           336,187
                                                  ----------
 TOTAL MUTUAL FUND (COST $694,473)                   336,187
                                                  ----------
 TOTAL INVESTMENTS (COST $21,522,755) - 100.0%    19,036,073
 OTHER ASSETS LESS LIABILITIES, NET - 0.0%             4,447
                                                  ----------
 TOTAL NET ASSETS - 100.0%                        19,040,520
                                                  ==========
 *   Non-income producing security.
 ++ Illiquid security.

 Glossary of Terms:
 FR-Foreign Registered

 See notes to financial statements.

                                        16
                                       ====
                 GAM PACIFIC BASIN FUND / STATEMENT OF INVESTMENTS

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 2000

[Table below represents pie chart in its printed piece]

Hong Kong           35.7%
Japan               29.0%
Singapore           14.9%
Australia            8.0%
China                5.7%
Taiwan               3.1%
Philippines          2.0%
Thailand             1.6%


INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 2000 (UNAUDITED)

[Table below represents pie chart in its printed piece]

Real Estate                         23.0%
Diversified Financials              19.7%
Banks                               16.2%
Technology Hardware & Equipment     12.4%
Capital Goods                        5.8%
Materials                            5.4%
Utilities                            3.4%
Media                                2.7%
Retailing                            2.6%
Software & Services                  2.1%
Transportation                       2.0%
Other                                4.7%










                                       17
                                       ====
                 GAM PACIFIC BASIN FUND / STATEMENT OF INVESTMENTS           GAM

--------------------------------------------------------------------------------

                            GAM JAPAN CAPITAL FUND
----------------------------                       -----------------------------



FUND MANAGEMENT
--------------------------------------------------------------------------------

[Graphic Omitted]

PAUL S. KIRKBY, INVESTMENT DIRECTOR, IS RESPONSIBLE FOR INVESTMENTS IN THE JAPANESE MARKET. PRIOR TO JOINING GAMIN 1985, AS A SENIOR FUND MANAGER IN HONG KONG, HE WAS AN INVESTMENT ANALYST WITH NEW JAPAN SECURITIES CO. LTD IN TOKYO. HE COMMENCED MANAGEMENT OF GAMJAPAN CAPITAL FUND ON 1ST JULY, 1994. MR. KIRKBY ALSO MANAGES THE OFFSHORE FUND GAMJAPAN INC. HE IS NOW BASED IN LONDON HAVING LIVED IN HONG KONG FOR SEVEN YEARS.

   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Japan. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

   Investments in securities of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------


THE FACTS -- CLASS A SHARES
--------------------------------------------------------------------------------

                                               GAM
                                      Japan Capital
                                     Class A (after       Tokyo        Average
                                GAM         maximum        Stock       1 Month
                       Japan Capital     sales load     Exchange       Deposit
                             Class A          of 5%)       Index          Rate

31st December, 2000         US$ 7.44           7.83  (Y)1,283.67
--------------------------------------------------------------------------------
                                   %              %            %             %
--------------------------------------------------------------------------------
Quarter to December, 2000     (17.34)        (21.48)      (17.28)         1.66
--------------------------------------------------------------------------------
Jan - December, 2000          (32.30)        (35.68)      (32.79)         6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
3 years to December, 2000       7.19           5.37         8.41          5.82
--------------------------------------------------------------------------------
5 years to December, 2000       3.74           2.68        (5.23)         5.69
--------------------------------------------------------------------------------
Since inception                 3.25           2.43        (5.28)         5.69
--------------------------------------------------------------------------------

   Performance is calculated on a total return basis. Class A inception was on 1st July 1994, Class B on 26th May, 1998 and Class C on 19th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.






                                       18
                                       ====
                    GAM JAPAN CAPITAL FUND / FUND MANAGEMENT

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


[Table below represents line chart in its printed piece]

                                                             GAM
        GAM            Tokyo             Average        Japan Capital
       Japan       Stock Exchange        1 Month       (after maximum
      Capital           Index          Deposit Rate    sales load of 5%)
     --------      --------------      ------------    ----------------
1994   10000          10000                10000             10000
       10000          10006.9              10008.5           9500
       10000          10122.6              10017             9500
       10004          9856.28              10025.5           9503.8
       10017          9711.86              10034             9516.15
       10009          9756.06              10042.5           9508.55
       10003          9817.88              10051             9502.85
       10013          9922.15              10059.4           9512.35
       9960           9696.18              10067.8           9462
       10005          9817                 10076.3           9504.75
       9860           9504.38              10085.4           9367
       9758           9482.71              10094.6           9270.1
       9797           9644.4               10103.8           9307.15
       9733           9478.49              10113             9246.35
       9684           9368.23              10122.2           9199.8
       9787           9645.28              10131.7           9297.65
       9761           9688.08              10141.3           9272.95
       9676           9584.51              10150.9           9192.2
       9679           9555.81              10160.5           9195.05
       9512           9268.19              10170.1           9036.4
       9494           9208.13              10179.7           9019.3
       9305           8949.22              10189.3           8839.75
       9373           8993.61              10199             8904.35
       9324           8958.03              10210.6           8857.8
       9267           8975.29              10222.2           8803.65
       9473           9188.58              10233.8           8999.35
       9623           9313.81              10245.4           9141.85
1995   9481           9037.11              10257             9006.95
       9449           9148.25              10268.6           8976.55
       9143           8775.21              10280.2           8685.85
       8911           8502.39              10291.7           8465.45
       8791           8667.42              10303.3           8351.45
       8707           8601.02              10315             8271.65
       8534           8571.25              10326.7           8107.3
       8482           8410.8               10338.5           8057.9
       8419           8630.43              10350.2           7998.05
       8206           8655.62              10362.1           7795.7
       8526           8635.89              10374             8099.7
       8265           8343.17              10385.9           7851.75
       8573           9040.81              10397.8           8144.35
       8593           9006.29              10409.8           8163.35
       8693           9238.07              10421.7           8258.35
       8770           9666.94              10433.7           8331.5
       8670           9473.55              10445.7           8236.5
       8771           9613.05              10457.7           8332.45
       8536           9086.25              10469.6           8109.2
       8467           8882.47              10481.5           8043.65
       8355           9136.62              10493.4           7937.25
       8406           9086.25              10505.3           7985.7
       8310           8689.96              10517.3           7894.5
       8263           8520.18              10529.2           7849.85
       8492           8737.69              10541.2           8067.4
       8333           8439.16              10553.1           7916.35
       8491           8963.66              10565.1           8066.45
       8803           9002.06              10577.3           8362.85
       8771           8902.02              10589.4           8332.45
       8844           9024.25              10601.6           8401.8
       9098           8810.26              10613.7           8643.1
       9267           8625.5               10625.3           8803.65
       9577           8864.86              10636.9           9098.15
       9512.37        8746.15              10648.5           9036.75
       9708.97        8769.4               10660             9223.52
       9693.84        8633.43              10671.8           9209.15
       9776.52        8568.26              10683.5           9287.69
       9497.24        8582.35              10695.3           9022.38
       9798.7         8744.39              10707.1           9308.76
       9823.9         8743.15              10718.8           9332.71
       9667.63        8493.93              10730.5           9184.25
       9781.56        8670.59              10742.2           9292.48
       9572.86        8193.81              10753.9           9094.22
       9616.21        8311.99              10765.6           9135.4
       9735.18        8491.47              10777.2           9248.42
       9575.88        8451.49              10788.8           9097.09
       9535.56        8544.83              10800.4           9058.78
       9817.85        8877.01              10812             9326.96
       10035.6        9061.42              10823.8           9533.84
       9918.67        9008.23              10835.6           9422.74
       10122.3        9195.8               10847.4           9616.21
       10233.2        9191.22              10859.2           9721.57
1996   10485.3        9353.61              10871             9961.02
       10344.1        9108.27              10882.5           9826.93
       10344.1        9049.79              10893.9           9826.93
       10324          9002.24              10905.4           9807.77
       10434.9        9117.95              10916.9           9913.13
       10424.8        9111.61              10927.9           9903.55
       10374.4        9157.58              10938.8           9855.66
       10182.8        8995.54              10949.8           9673.68
       10102.2        8927.91              10960.8           9597.06
       9940.85        8779.08              10971.6           9443.81
       9890.44        8821.88              10982.4           9395.92
       10203          8936.89              10993.2           9692.83
       10586.1        9226.45              11003.9           10056.8
       10606.3        9293.73              11014.7           10076
       10727.2        9266.08              11025.7           10190.9
       10797.8        9455.41              11036.6           10257.9
       11090.2        9787.41              11047.6           10535.7
       10989.4        9696.71              11058.5           10439.9
       10818          9481.48              11069.5           10277.1
       10959.1        9516.53              11080.5           10411.2
       10828.1        9316.1               11091.5           10286.7
       10908.7        9369.64              11102.5           10363.3
       10838.2        9173.79              11113.5           10296.2
       10949          9426.88              11124.6           10401.6
       11100.3        9457.7               11135.7           10545.3
       11201.1        9414.73              11146.7           10641
       11160.8        9194.57              11157.8           10602.7
       10979.3        8978.46              11169             10430.3
       10868.4        9088.36              11180.2           10325
       10626.4        8933.55              11191.5           10095.1
       10697          9016.15              11202.7           10162.2
       10555.8        8749.49              11214             10028.1
       10654          8866.27              11225.3           10121.3
       10684.5        8944.29              11236.5           10150.2
       10410          8580.76              11247.8           9889.48
       10399.8        8537.79              11259.1           9879.83
       10501.5        8617.93              11270.4           9976.4
       10552.3        8760.06              11270.4           10024.7
       10704.8        8843.72              11297.7           10169.6
       10552.3        8630.61              11304.2           10024.7
       10471          8508.2               11315.6           9947.43
       10633.6        8671.29              11326.9           10102
       10338.8        8304.24              11338.3           9821.88
       10318.5        8289.45              11349.7           9802.57
       10410          8545.36              11360.7           9889.48
       10450.7        8516.65              11371.7           9928.12
       10471          8556.28              11382.8           9947.43
       10389.7        8306.36              11393.8           9870.17
       10328.7        8142.21              11404.8           9812.22
       10328.7        7983.16              11416.4           9812.22
       10166          7822.36              11428             9657.7
       10247.7        7690.61              11439.7           9735.27
1997   10236.7        7662.43              11451.3           9724.89
       9777.88        6983.11              11463             9288.98
       9832.5         7177.2               11474.8           9340.88
       9745.1         6895.05              11486.5           9257.85
       9963.6         6847.84              11498.2           9465.42
       9843.43        6519.72              11510             9351.25
       10171.2        6780.56              11521.8           9662.62
       10083.8        7031.9               11533.6           9579.59
       9985.45        6983.46              11545.3           9486.18
       9810.65        6772.11              11557.1           9320.12
       9745.1         6651.11              11568.9           9257.85
       9887.13        6907.02              11580.7           9392.77
       10094.7        6750.44              11592.5           9589.97
       10214.9        6693.73              11604.2           9704.13
       10105.6        6428.48              11616.6           9600.34
       10204          6679.11              11629             9693.75
       10553.5        6794.83              11641.4           10025.9
       10881.3        7028.55              11653.8           10337.2
       11165.3        7372.88              11666.2           10607.1
       11438.5        7914.47              11678.6           10866.5
       11318.3        7840.32              11691.1           10752.4
       11657          7749.44              11703.5           11074.1
       11842.7        7948.99              11715.9           11250.6
       11984.7        8105.22              11728.4           11385.5
       12061.2        8108.92              11740.9           11458.1
       12072.1        8205.08              11753.4           11468.5
       12028.4        8103.46              11765.9           11427
       12148.6        8046.04              11778.4           11541.2
       12214.2        8101.7               11790.9           11603.4
       12257.8        8041.28              11803.4           11645
       12323.4        7792.77              11815.8           11707.2
       12268.8        7890.17              11828.3           11655.3
       12236          7803.86              11840.8           11624.2
       11763.4        7543.9               11853.2           11175.2
       11152.4        7223.52              11865.7           10594.8
       11363.5        7253.82              11878.2           10795.3
       11074.7        7036.48              11890.8           10520.9
       11063.6        6944.89              11903.3           10510.4
       11063.6        7007.94              11916             10510.4
       11152.4        6864.4               11928.6           10594.8
       11230.2        6901.91              11941.3           10668.7
       11196.9        6901.56              11954             10637
       10908.1        6690.03              11966.7           10362.7
       10552.6        6470.75              11979.5           10025
       10397.1        6052.63              11992.2           9877.23
       9875.01        5648.59              12005             9381.26
       10463.7        6166.93              12017.8           9940.55
       10252.7        5983.23              12030.6           9740.05
       10241.6        5795.3               12043.3           9729.5
       10130.5        5612.13              12056.8           9623.97
       9982.81        5522.48              12070.3           9483.67
       9923.6         5360.8               12083.8           9427.42
1998   9982.81        5419.8               12097.3           9483.67
       10148.6        5334.03              12111.3           9641.16
       10255.2        5688.39              12125.2           9742.41
       10456.5        6056.5               12139.1           9933.66
       10456.5        6105.47              12153             9933.66
       10444.6        6317.52              12166.9           9922.41
       10361.8        6240.91              12179.7           9843.66
       10219.7        6039.77              12192.5           9708.66
       10385.4        6156.37              12205.2           9866.16
       10444.6        6158.66              12218             9922.41
       10172.3        6087.32              12231             9663.66
       10006.5        5884.78              12244.1           9506.17
       10219.7        5905.91              12257.1           9708.66
       10148.6        5375.06              12270.1           9641.16
       10255.2        5886.01              12283.2           9742.41
       10243.3        5634.85              12296.3           9731.16
       10338.1        5787.2               12309.4           9821.16
       10255.2        5602.62              12322.5           9742.41
       10113.1        5484.79              12335.7           9607.41
       10196          5512.44              12348.9           9686.16
       10101.2        5552.25              12362.1           9596.16
       9982.81        5400.07              12375.4           9483.67
       9899.91        5276.96              12388.6           9404.92
       9888.07        5002.73              12401.7           9393.67
       9769.65        5433.19              12414.8           9281.17
       9734.12        5114.57              12427.9           9247.42
       10006.5        5579.72              12441.1           9506.17
       9994.65        5400.43              12454.4           9494.92
       10207.8        5615.13              12467.6           9697.41
       10148.6        5479.68              12480.9           9641.16
       10006.5        5363.26              12494.2           9506.17
       9959.12        5156.67              12507.4           9461.17
       9694.68        4928.76              12520.7           9209.94
       9732.8         4972.61              12533.9           9246.16
       9402.44        4658.4               12547.2           8932.32
       9364.32        5003.26              12560.5           8896.11
       9199.14        5022.28              12573.7           8739.19
       9161.03        4963.98              12586.9           8702.97
       9084.79        4765.84              12600.2           8630.55
       8894.2         4626.7               12613.3           8449.49
       8716.32        5161.24              12626             8280.5
       8919.61        5346.53              12638.7           8473.63
       9110.2         5564.4               12651.4           8654.69
       9008.55        5472.81              12664.1           8558.13
       9300.79        5671.66              12676.8           8835.75
       9173.73        5511.39              12689.4           8715.05
       9440.56        5793.68              12702             8968.53
       9631.15        5803.71              12714.6           9149.59
       9529.5         5828.07              12727.5           9053.03
       9643.85        5889.95              12740.9           9161.66
       9631.15        5873.07              12754.4           9149.59
       9504.09        5752.19              12767.8           9028.88
1999   9720.09        5944.02              12781.2           9234.09
       9580.32        5859.28              12793.3           9101.31
       9453.26        5799.26              12805.4           8980.6
       9580.32        5934.12              12817.5           9101.31
       9605.74        5973.46              12829.6           9125.45
       9529.5         5928.77              12841.6           9053.03
       9478.68        5885.92              12853.5           9004.74
       9313.5         5608.52              12865.5           8847.82
       9554.91        5831.28              12877.4           9077.17
       9593.03        5794.66              12889.3           9113.38
       10050.5        6198.3               12901.3           9547.92
       10533.3        6700.5               12913.2           10006.6
       10647.6        6525.77              12925.2           10115.2
       10914.5        6687.08              12937.2           10368.7
       11168.6        6857.19              12949.2           10610.2
       11232.1        7032.43              12961.2           10670.5
       11092.3        6918.39              12973.2           10537.7
       11143.2        6929.78              12985.2           10586
       11232.1        7014.17              12997.1           10670.5
       11003.4        6830.9               13009             10453.2
       10901.8        6541.35              13020.9           10356.7
       10927.2        6619.44              13032.8           10380.8
       11130.5        6691                 13044.8           10573.9
       11791.2        7238.92              13056.8           11201.6
       12045.3        7162.33              13068.8           11443
       12261.3        7186.63              13080.9           11648.2
       12909.3        7463.55              13093             12263.8
       12858.5        7413.88              13106.1           12215.5
       13531.9        7720.26              13119.1           12855.3
       12960.1        7648.01              13132.1           12312.1
       13481.1        7986.26              13145.2           12807
       13087.2        7690.14              13158.2           12432.8
       13163.4        7715.21              13171.2           12505.2
       13862.2        8343.75              13184.2           13169.1
       13709.8        8206.41              13197.2           13024.3
       14535.7        8425.07              13210.3           13808.9
       15005.8        8649.02              13223.8           14255.5
       14967.7        8712.31              13237.2           14219.3
       14700.8        8530.14              13250.7           13965.8
       15361.6        8945.34              13264.1           14593.5
       15221.8        8845.35              13277.7           14460.7
       15158.3        8875.11              13291.3           14400.3
       15221.8        8878.45              13304.9           14460.7
       15730          9301.89              13318.5           14943.5
       16123.9        9323.18              13332             15317.7
       16301.8        9402.24              13345.6           15486.7
       16212.9        9609.41              13359.2           15402.2
       17216.6        10161.2              13372.8           16355.8
       16543.2        9770.12              13387.2           15716
       16835.4        9859.7               13403.7           15993.7
       17025.7        9820.7               13420.2           16174.4
       17393.3        10194                13436.8           16523.6
       18180.9        10454.8              13453.3           17271.8
       16474.4        9423.03              13468.2           15650.7
       16868.2        9661.93              13482.9           16024.8
       16736.9        9643.48              13497.6           15900.1
       17052          10016                13512.3           16199.4
       17511.4        10086                13527.2           16635.8
       17222.6        9873.09              13542.3           16361.5
       16855.1        9652.14              13557.4           16012.3
       16750.1        9666.29              13572.6           15912.6
       17025.7        9750.5               13587.8           16174.4
       16723.8        9555.04              13603.1           15887.6
       16828.8        9815.87              13618.4           15987.4
       16382.5        9528.24              13633.7           15563.4
       17577.1        10349.2              13649             16698.2
       17012.6        9908.51              13665             16162
       16658.2        9814.84              13681             15825.2
       16382.5        9652.67              13697.1           15563.4
       16435          9497.42              13713.1           15613.2
       16881.3        9760.03              13729.4           16037.3
       16395.6        9332.31              13745.9           15575.8
       16120          9192.61              13762.3           15314
       15581.8        8844.88              13778.8           14802.7
       15909.9        8964.94              13795.3           15114.4
       16198.7        9248.18              13812.6           15388.8
       15726.2        8827.89              13829.9           14939.8
       16408.8        9305.88              13847.1           15588.3
       16526.9        9373.92              13864.4           15700.6
       16526.9        9230.16              13881.9           15700.6
       16251.2        9120.33              13899.4           15438.7
       15647.4        8707.27              13917             14865
       14649.7        8262.51              13934.5           13917.2
       14579.8        8343.23              13952             13850.8
       15203.3        8577.26              13969.6           14443.2
       15322.1        8556.16              13987.1           14556
       16019.9        8943.23              14004.6           15218.9
       16005.1        8892.62              14022.2           15204.8
       15797.2        8877.73              14039.7           15007.4
       15247.9        8637.2               14057.3           14485.5
       14995.5        8506.59              14074.9           14245.7
       14891.5        8494.58              14092.4           14147
       14995.5        8626.28              14110.1           14245.7
       14416.4        8352.07              14127.8           13695.6
       14223.4        8222.75              14145.6           13512.2
       14045.3        8057.78              14163.3           13343
       14119.5        8284.53              14181.1           13413.5
       14030.4        8201.4               14198.8           13328.9
       13570.2        7915.79              14216.6           12891.7
       12976.3        7538.75              14234.3           12327.5
       13139.6        7765.08              14252.1           12482.6
       13184.1        7664.81              14269.9           12524.9
       12916.9        7515.28              14287.8           12271
       12143.3        6993.53              14305.6           11536.1
       12308.7        7027.06              14323.5           11693.3
       12308.7        7027.06              14328.6           11693.3



NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.









---------------
Sources used are the net asset value of the Fund which is computed daily, the Financial Times and Datastream.

The Tokyo Stock Exchange Index (TOPIX) is a capitalization-weighted composite index of approximately 1,200 companies listed on the First Section of the Tokyo Stock Exchange. The combined market capitalization of these companies represents approximately 95% of the aggregate market value of the First and Second Section. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A
--------------------------------------------------------------------------------

[Figures below represents bar chart in its printed piece]


                                            GAM
                                   JAPAN CAPITAL     TOKYO STOCK
                        GAM       (AFTER MAXIMUM        EXCHANGE
PERIOD        JAPAN CAPITAL     SALES LOAD OF 5%)          INDEX
-----         -------------     ----------------        --------
1 Year               (32.30)              (35.68)         (32.79)
3 Years                7.19                 5.37            8.41
5 Years                3.74                 2.68           (5.23)
Since Inception        3.25                 2.43           (5.28)




ANNUAL PERFORMANCE - CLASS A
--------------------------------------------------------------------------------

[Figures below represents bar chart in its printed piece]

                                                 GAM
                                       JAPAN CAPITAL
                        GAM                  CLASS A             TOKYO STOCK
              JAPAN CAPITAL           (AFTER MAXIMUM                EXCHANGE
                    CLASS A         SALES LOAD OF 5%)                  INDEX
YEAR                      %                        %                       %
--------------------------------------------------------------------------------
1996                   0.15                    (4.85)                 (16.55)
1997                  (2.58)                   (7.44)                 (28.09)
1998                  (2.75)                   (7.61)                   7.77
1999                  87.05                    77.71                   75.89
2000                 (32.30)                  (35.68)                 (32.79)


                                        19
                                       ====
                GAM JAPAN CAPITAL FUND / REPORT TO SHAREHOLDERS              GAM

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


THE FACTS - CLASS B SHARES
--------------------------------------------------------------------------------

                                              GAM
                                     Japan Capital          Tokyo     Average
                               GAM         Class B          Stock     1 Month
                     Japan Capital  (with deferred       Exchange     Deposit
                           Class B    sales charge)         Index        Rate

31st December, 2000       US$ 7.76                    (Y)1,283.67
--------------------------------------------------------------------------------
                                 %               %              %           %
--------------------------------------------------------------------------------
Quarter to December, 2000   (17.60)         (21.32)        (17.28)       1.66
--------------------------------------------------------------------------------
Jan - December, 2000        (32.94)         (35.62)        (32.79)       6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2000    10.53            8.79           8.73        5.89
--------------------------------------------------------------------------------
Since inception*              6.12            5.16          10.09        5.81
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES
--------------------------------------------------------------------------------

                                              GAM
                                     Japan Capital          Tokyo     Average
                               GAM         Class C          Stock     1 Month
                     Japan Capital  (with deferred       Exchange     Deposit
                           Class C    sales charge)         Index        Rate

31st December, 2000       US$ 7.88                    (Y)1,283.67
--------------------------------------------------------------------------------
                                 %               %              %           %
--------------------------------------------------------------------------------
Quarter to December, 2000   (17.57)         (18.31)        (17.28)       1.66
--------------------------------------------------------------------------------
Jan - December, 2000        (33.05)         (33.58)        (32.79)       6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2000    10.78           10.78           8.73        5.89
--------------------------------------------------------------------------------
Since inception*              5.98            5.98           9.88        5.81
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 19th May, 1998 for Class C shares.


THE COMMENT

   Despite having become more cautious in November our higher cash levels failed to help us as last year's winners got mauled. During the final quarter expectations for growth in both the USA and Japan were downgraded, threatening the outlook for exports, the traditional safety valve for the Japanese economy.

   Having experienced good rallies in some of the technology stocks we had bought back or added anew in the early summer, we saw gains turn to losses as sentiment soured, Sony being a case in point. Swallowing our pride, we cut back again in positions such as Sony and continued to reduce NTT DoCoMo (formally NTTCommunications Network), which at the end of 1999 had been one of our largest positions. We sold completely out of Hitachi, Pioneer and Secom. Another area where the fund cut back was exposure to the brokerage stocks in line with our more cautious outlook for the market. Higher cash in the fund resulted largely from these sales not being replaced with new investments. Exceptions include positions in Tonen General Sekiyu, the subsidiary of Exxon Mobil, and Daiichi Pharmaceutical.

   After the vicious sell-off of the end of December 2000 it would not be surprising to see some recovery. However in the main we are inclined to think that the next few months will continue to be difficult. Unwinding of cross-held shares by the banks ahead of the introduction of mark to market accounting is likely to continue in the first quarter, particularly with bankruptcies now back to the peak levels of 1998. Moreover the economy is likely to struggle to produce even the benign conditions that were all that we were expecting.
Arguably we are now back to the position where difficult macro conditions overwhelm the micro, the condition that existed in the 1990s. That being said, we remain believers to the extent that the corporate mindset is changing - the Ministry of Finance series show profits having grown year on year for seven consecutive quarters despite the poor economy. Profits growth has almost certainly peaked for now but this can only serve to intensify the pressures to pull out all the stops. Return on equity for the companies listed on the Tokyo Stock Exchange will probably reach 5% by the end of this fiscal year, a substantial improvement but still low by both historical and international standards. It might seem bold with the market behaving as it is but we are inclined to believe that weakness in the first half of 2001 will provide a second bite of the apple to those who missed out on the gains of 1999. The fund currently remains fully exposed to the yen.


                                        20
                                       ====
                GAM JAPAN CAPITAL FUND / REPORT TO SHAREHOLDERS

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2000


                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
--------------------------------------------------------------------------------
EQUITIES - 94.6%
              AUTOMOBILES & COMPONENTS - 3.0%
     20,000   Sumitomo Electric Industries          327,565
      3,000   Sumitomo Special Metals                25,564
     26,000   Suzuki Motor                          277,224
                                                 ----------
                                                    630,353
                                                 ----------
              BANKS - 4.9%
     56,000   Bank of Fukuoka                       238,839
     71,000   Bank of Kyoto                         313,984
     27,000   Shizuoka Bank                         245,176
     38,000   The 77 Bank                           216,203
                                                 ----------
                                                  1,014,202
                                                 ----------
              CAPITAL GOODS - 10.3%
     46,100   Daito Trust Construction              825,948
     23,000   Koito Manufacturing                    94,476
     35,000   Kurita Water Industries               457,306
     33,000   Minebea                               305,139
     59,000   Mitsubishi Electric                   362,498
        900   SMC                                   115,627
                                                 ----------
                                                  2,160,994
                                                 ----------
              COMMERCIAL SERVICES & SUPPLIES - 2.6%
      9,700   Sanix                                 375,555
     11,600   Toppan Forms                          173,361
                                                 ----------
                                                    548,916
                                                 ----------
              CONSUMER DURABLES & APPAREL - 11.4%
     41,000   Daiwa House Industry                  254,414
     15,000   Fuji Photo Film                       626,639
     25,000   Matsushita Electric Industrial        596,487
      9,100   Noritsu Koki                          198,829
      8,700   Sony                                  600,682
     13,000   Tokyo Style                           119,070
                                                 ----------
                                                  2,396,121
                                                 ----------
              DIVERSIFIED FINANCIALS - 17.5%
     33,500   Credit Saison                         715,850
     40,000   Daiwa Securities                      417,060
      6,000   Jafco                                 550,603
     31,000   Kokusai Securities                    251,966
     55,000   Nikko Securities                      425,406
     13,100   ORIX                                1,312,061
                                                 ----------
                                                  3,672,946
                                                 ----------
              ENERGY - 1.3%
     49,000   Tonen General Sekiyu                  263,800
                                                 ----------
                                                    263,800
                                                 ----------
              FOOD & DRUG RETAILING - 0.9%
      1,400   FamilyMart                             35,300
      5,800   Matsumotokiyoshi                      159,168
                                                 ----------
                                                    194,468
                                                 ----------
              HEALTH CARE EQUIPMENT & SERVICES - 1.4%
     13,600   Terumo                                297,151
                                                 ----------
                                                    297,151
                                                 ----------
              HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
      1,100   Fancl                                  31,725
      6,900   Uni-Charm                             349,764
                                                 ----------
                                                    381,489
                                                 ----------
              INSURANCE - 4.8%
    132,000   Mitsui Marine & Fire Insurance        755,637
     77,000   Nissan Fire & Marine Insurance        258,416
                                                 ----------
                                                  1,014,053
                                                 ----------
              MATERIALS - 0.9%
      5,000   Shin-Etsu Chemical                    192,274
                                                 ----------
                                                    192,274
                                                 ----------
              MEDIA - 1.2%
         36   Fuji Television Network               250,446
                                                 ----------
                                                    250,446
                                                 ----------
              PHARMACEUTICALS & BIOTECHNOLOGY - 8.1%
     27,000   Chugai Pharmaceutical                 448,348
     12,000   Daiichi Pharmaceutical                356,581
      9,000   Eisai                                 314,630
      5,000   Kissei Pharmaceutical                  98,759
     11,000   Yamanouchi Pharmaceutical             474,917
                                                 ----------
                                                  1,693,235
                                                 ----------
              REAL ESTATE - 1.2%
      4,000   Sumitomo Real Estate Sales            129,348
      2,000   Tachihi Enterprise                     33,211
     14,000   TOC                                    83,325
                                                 ----------
                                                    245,884
                                                 ----------
              RETAILING - 0.8%
         10   Circle K Japan                            351
     15,800   Deo Deo                                92,795
      1,900   Ryohin Keikaku                         72,732
                                                 ----------
                                                    165,878
                                                 ----------
              SOFTWARE & SERVICES - 3.6%
      5,400   Fuji Soft ABC                         347,824
      1,100   OBIC                                  226,787
     *2,500   Trend Micro                           180,694
                                                 ----------
                                                    755,305
                                                 ----------
              TECHNOLOGY HARDWARE & EQUIPMENT - 15.0%
     21,000   Canon                                 734,137
     22,000   Canon Sales                           257,840
      2,100   Melco                                  43,865
      6,600   Nidec                                 311,484
     28,000   Ricoh                                 516,343
      3,000   Rohm                                  568,956
      5,600   TDK                                   544,241
      3,100   Tokyo Electron                        170,145
                                                 ----------
                                                  3,147,011
                                                 ----------

--------------------------------------------------------------------------------


                                        21
                                       ====
                GAM JAPAN CAPITAL FUND /STATEMENT OF INVESTMENTS             GAM

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                                                      VALUE
   HOLDINGS   DESCRIPTION                               US$
--------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES - 3.9%
          7   Japan Telecom                         143,769
         87   Nippon Telegraph and Telephone        625,773
          3   NTT DoCoMo                             51,652
                                                -----------
                                                    821,194
                                                -----------
TOTAL EQUITIES (COST $24,334,822)                19,845,720
                                                -----------
CONVERTIBLES - 2.6%
              DIVERSIFIED FINANCIALS - 2.6%
              Kokusai Securities 0.25% Cnv
    632,929    2014-09-30                           551,040
                                                -----------
TOTAL CONVERTIBLES (COST $632,929)                  551,040
                                                -----------
TOTAL INVESTMENTS (COST $24,967,751) - 97.2%     20,396,760
OTHER ASSETS LESS LIABILITIES, NET - 2.8%           585,629
                                                -----------
TOTAL NET ASSETS - 100.0%                        20,982,389
                                                ===========

* Non-income producing security.

See notes to financial statements.

--------------------------------------------------------------------------------






















                                        22
                                       ====
                GAM JAPAN CAPITAL FUND / STATEMENT OF INVESTMENTS

--------------------------------------------------------------------------------


-------------------------------- GAM EUROPE FUND -------------------------------




FUND MANAGEMENT
--------------------------------------------------------------------------------

[Graphic omitted]

JOHN BENNETT, INVESTMENT DIRECTOR, IS RESPONSIBLE FOR EUROPEAN MARKETS. PRIOR TO JOINING GAM IN 1993, HE WAS A SENIOR FUND MANAGER AT IVORY & SIME, RESPONSIBLE FOR CONTINENTAL EUROPEAN EQUITY PORTFOLIOS. HE COMMENCED MANAGEMENT OF GAM EUROPE FUND ON 1ST JANUARY, 1993. MR. BENNETT ALSO MANAGES THE OFFSHORE FUND GAM PAN EUROPEAN INC. HE IS BASED IN LONDON.

   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Europe. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

   Investments in securities of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
--------------------------------------------------------------------------------

                                                  GAM
                                               Europe
                                       Class A (after                  Average
                                   GAM        maximum        MSCI      1 Month
                                Europe     sales load      Europe      Deposit
                               Class A          of 5%)      Index         Rate

31st December, 2000          US$ 12.18          12.82    1,378.40
--------------------------------------------------------------------------------
                                     %              %           %            %
--------------------------------------------------------------------------------
Quarter to December, 2000         0.90          (4.15)       2.05         1.66
--------------------------------------------------------------------------------
Jan - December, 2000              4.61          (0.62)      (8.14)        6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
5 years to December, 2000        15.80          14.62       15.75         5.69
--------------------------------------------------------------------------------
10 years to December, 2000       10.56          10.00       13.93         5.19
--------------------------------------------------------------------------------
Since inception                   7.83           7.33       12.29         5.49
--------------------------------------------------------------------------------

   Performance is calculated on a total return basis. Class A inception was on 1st January 1990, Class B on 26th May, 1998 and Class C on 20th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                        23
                                       ====
                        GAM EUROPE FUND /FUND MANAGEMENT                     GAM

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


[Table below represents line chart in its printed piece]


                                                         GAM Europe
           GAM                            Average          Class A
          Europe     MSCI Europe          1 Month       (after maximum
         Class A        Index          Deposit Rate     sales load of 5%)
         ------      -----------       --------------  -----------------
1990     10000          10000              10000             10000
         10002          10275             10009.5           9501.9
         9984           10139.1           10025.5           9484.8
         9680           9748.57           10050.8           9196
         9715           9988.52           10057.7           9229.25
         10099          10277.8           10073.8           9594.05
         9930           9992.54           10089.6           9433.5
         10103          10045.4           10105.4           9597.85
         9908.06        9683.9            10121.2           9412.66
         10048          9672.75           10137             9545.6
         10168          9639.52           10153.1           9659.6
         10324          9846.59           10169.1           9807.8
         10308          9828.64           10192             9792.6
         10300          9739.98           10208.1           9785
         10363          9941.28           10217.2           9844.85
         10332          9973.32           10233.6           9815.4
         10158          9791.55           10250             9650.1
         10200          9642.67           10266.5           9690
         10409          10105.3           10282.9           9888.55
         10444          10278.4           10299.6           9921.8
         10572          10342.1           10316.4           10043.4
         10530          10334             10333.2           10003.5
         10459          10450.5           10359.3           9936.05
         10340          10351.6           10366.3           9823
         10518          10459.5           10382.7           9992.1
         10591          10742.4           10406.1           10061.5
         10820          10882             10422.4           10279
         10777          10993.6           10443.5           10238.2
         10755          11133.6           10448.2           10217.2
         10906          11117.1           10464.5           10360.7
         10874          11117.9           10480.9           10330.3
         10203          10618.2           10497.3           9692.85
         10009          10491.7           10524.5           9508.55
         9658           10227.7           10529             9175.1
         9660           10227.9           10556.2           9177
         9359           10058.6           10560.7           8891.05
         9346           9938.37           10576.6           8878.7
         9306           9824.65           10599.6           8840.7
         9061           9166.49           10615.7           8607.95
         8993           9317.26           10631.8           8543.35
         9020           10020.8           10641             8569
         8870           9803.47           10657.7           8426.5
         8961           9964.54           10674.4           8512.95
         8856           9846.78           10691.1           8413.2
         8953           9812.89           10714.7           8505.35
         8920           9793.33           10723.9           8474
         8801           10027.5           10749.1           8360.95
         8594           9948.37           10756             8164.3
         8364           9920.5            10772             7945.8
         8570           10307             10788             8141.5
         8416           9990.44           10805.9           7995.2
         8105           9490.51           10831.4           7699.75
         8393           9708.71           10849.2           7973.35
1991     8216           9387.77           10859.4           7805.2
         8172           9148.61           10875             7763.4
         8341           9641.4            10890.7           7923.95
         8299           9836.85           10906.3           7884.05
         8508           10200.3           10921.9           8082.6
         8696           10752.3           10936.2           8261.2
         8568           10923.1           10960.6           8139.6
         8447           10935.6           10964.7           8024.65
         8264           10781.8           10987.2           7850.8
         8283           10875.6           10993.4           7868.85
         8190           10646.9           11007.9           7780.5
         8037           10199.1           11028.6           7635.15
         8212           10230.7           11043.1           7801.4
         8279           10542.8           11051.3           7865.05
         8345           10687.7           11064.6           7927.75
         7944           10014.2           11083.5           7546.8
         7895           9941.99           11091.1           7500.25
         7945           10145             11104.3           7547.75
         7946           10228.6           11116.8           7548.7
         7968           10107.1           11129.4           7569.6
         7972           10361.5           11141.9           7573.4
         8007           10312.3           11159.7           7606.65
         7911           10163.7           11166.9           7515.45
         7883           9951.08           11179.3           7488.85
         7755           9802.46           11197.1           7367.25
         7722           9597.92           11209.6           7335.9
         7666           9544.09           11216.7           7282.7
         7715           9860.44           11229.5           7329.25
         7767           10089             11242.2           7378.65
         7751           10131             11262.3           7363.45
         7757           10312.4           11267.8           7369.15
         7715           10233.2           11280.3           7329.25
         7133           9361.96           11292.9           6776.35
         7633           10289.1           11305.5           7251.35
         7702           10440.7           11318             7316.9
         7978           10608.3           11335.8           7579.1
         8010           10627.3           11347.8           7609.5
         7995           10612.2           11359.9           7595.25
         7942           10704.7           11372             7544.9
         7906           10493.2           11378.9           7510.7
         7795           10297.8           11390.5           7405.25
         7817           10376.7           11407.1           7426.15
         7660           10227.1           11413.7           7277
         8051           10632.6           11430             7648.45
         8056           10698.9           11436.3           7653.2
         8080           10674.4           11447.2           7676
         8016           10540             11458.2           7615.2
         7817           10248.9           11469.1           7426.15
         7930           10391.4           11484.9           7533.5
         7912           10492.6           11491.2           7516.4
         8231           10560.6           11508.7           7819.45
         8318.2         10878.9           11518.3           7902.29
1992     8431.33        11173.5           11524.7           8009.77
         8252.4         10853.8           11533.9           7839.78
         8210.36        11069.6           11543.2           7799.85
         8073.47        11016.9           11556.4           7669.8
         8145.69        11069.2           11561.7           7738.41
         8284.74        11288.9           11570.9           7870.5
         7991.55        10939.5           11580             7591.97
         7917.18        10951             11589             7521.32
         8004.49        11106.1           11604.4           7604.26
         7925.04        10853             11610.9           7528.79
         7825.69        10634.7           11616.2           7434.41
         7767.36        10556.8           11629.3           7378.99
         7813.81        10673.5           11638.5           7423.12
         7874.31        10789             11643.7           7480.59
         7889.43        11046             11652.9           7494.96
         7911.04        11102.4           11662.2           7515.49
         7876.47        11307.8           11671.4           7482.64
         7923.07        11413.2           11686.7           7526.92
         8044.32        11713.1           11689.1           7642.11
         8223           11897.6           11701.3           7811.85
         8175.62        11880.3           11711.1           7766.84
         8139.82        11938.2           11718.4           7732.83
         8173.46        11805.9           11723.3           7764.79
         8181.27        11708.9           11732             7772.21
         8202.72        11562             11745.7           7792.58
         8489.45        11748.6           11753.1           8064.98
         8596.5         11725.6           11758.1           8166.67
         8715.86        11837.5           11766.7           8280.07
         8649.96        11598.1           11775.3           8217.46
         8695.33        11127.2           11787.6           8260.57
         8662.93        11387.1           11798.7           8229.78
         8861.7         11122.4           11801.1           8418.62
         8803.36        11170             11808.5           8363.2
         9251.69        11252.1           11815.8           8789.1
         9176.07        11289.3           11826.3           8717.26
         9238.73        11500.7           11830.5           8776.79
         8774.2         11131.1           11838             8335.49
         8376.46        10820.9           11850.9           7957.64
         8553.82        10811.3           11856.3           8126.12
         8964.33        10522.9           11863.6           8516.11
         8534.37        10488.6           11870.5           8107.65
         8505.2         10358.5           11874.5           8079.94
         8136.82        10421.3           11884.5           7729.98
         7979.1         10234.8           11888.5           7580.14
         7893.75        10209.4           11895.4           7499.06
         7924           10240.8           11902.5           7527.8
         7926.16        10136.9           11914.8           7529.85
         7906.72        10336.2           11919.9           7511.38
         8074.16        10608.3           11923.9           7670.45
         8162.75        10457.4           11933.4           7754.61
         8144.38        10714.8           11946.8           7737.16
         7968.29        10591.9           11956.3           7569.88
1993     7866.96        10486.8           11964.8           7473.61
         7893.82        10522.2           11969             7499.13
         8077.02        10645.3           11980.5           7673.17
         8205.45        10814.4           11983.6           7795.18
         7937.7         10534.1           11990.9           7540.82
         8023.68        10660.3           11998.2           7622.5
         7928.99        10540.5           12005.3           7532.54
         8090.08        10812.8           12012.3           7685.57
         8207.62        10879.2           12023.4           7797.24
         8279.46        11017.7           12026.4           7865.49
         8219.6         10897.8           12038.5           7808.62
         8271.31        10972.5           12045.6           7857.74
         8315.38        11075.1           12050.6           7899.61
         8266.4         11257.3           12054.7           7853.08
         8343.67        11377.6           12061.8           7926.49
         8397.01        11420             12068.8           7977.16
         8414.42        11679.6           12079             7993.7
         8284.9         11477.8           12084             7870.66
         8213.07        11473.1           12090.1           7802.41
         8227.22        11446             12097             7815.85
         8195.65        11329.7           12108             7785.87
         8357.82        11661.6           12110.9           7939.93
         8277.28        11432.9           12121             7863.42
         8370.88        11622.2           12125.2           7952.34
         8260.96        11298.9           12137.6           7847.91
         8305.58        11335.7           12142.8           7890.3
         8271.84        11340.6           12147             7858.25
         8402.45        11277.3           12154.1           7982.33
         8416.6         11473.9           12161.2           7995.77
         8479.72        11444.6           12168.3           8055.74
         8654.96        11618.6           12175.5           8222.21
         8783.39        12008.8           12182.6           8344.22
         8858.49        12018.4           12192.8           8415.56
         8885.7         12337.2           12196.9           8441.41
         9056.58        12529.5           12204.1           8603.75
         9013.04        12731.3           12211.2           8562.39
         8890.05        12733.6           12218.4           8445.55
         8887.87        12577.8           12225.6           8443.48
         8878.08        12518.2           12235.8           8434.17
         8887.87        12661.3           12241             8443.48
         9092.49        13051.6           12247.1           8637.87
         9116.44        13035.5           12254.3           8660.62
         9218.75        13065             12261.5           8757.81
         9142.56        12923.3           12271.8           8685.43
         8951           12665.2           12279             8503.45
         8964.06        12734.1           12283.1           8515.86
         8862.84        12491             12290.3           8419.7
         8956.44        12634.6           12300.6           8508.62
         9191.54        13223             12304.7           8731.96
         9309.09        13374.5           12312.8           8843.63
         9514.79        13531.9           12320.9           9039.05
         9797.78        13955.5           12332.5           9307.89
1994     9782.54        13815.4           12340.6           9293.41
         9992.6         14003             12345.3           9492.97
         9875.05        13825.4           12352.7           9381.3
         10043.8        13990.5           12364.3           9541.57
         10268          14431.9           12371.7           9754.57
         9991.51        13975.3           12374.9           9491.94
         9941.45        13818.6           12386             9444.37
         10073.1        13904.3           12392.2           9569.48
         9934.92        13924.7           12396.2           9438.17
         9857.64        13880.7           12403.3           9364.76
         9848.93        13913.7           12411.7           9356.49
         9802.13        13676.9           12420             9312.02
         9710.7         13697.5           12431.9           9225.17
         9563.77        13330.7           12437.9           9085.58
         9730.3         13744.7           12445.1           9243.78
         9655.2         13605.2           12457.3           9172.44
         9642.14        13720.6           12465.8           9160.03
         9919.68        14186.6           12470.6           9423.69
         9737.91        13778.9           12479.1           9251.02
         9865.26        13941.6           12488.4           9371.99
         9982.8         14016.1           12497.7           9483.66
         9755.33        13519             12507             9267.56
         9650.84        13508.5           12516.2           9168.3
         9648.67        13514.8           12533.5           9166.23
         9457.11        13259.8           12540.6           8984.25
         9429.9         13327.2           12550.7           8958.4
         9404.86        13427.4           12562.5           8934.62
         9739           13848.4           12571.7           9252.05
         9888.11        14119.7           12577.8           9393.71
         9847.84        14065.1           12588.5           9355.45
         9937.09        14221             12603.8           9440.24
         10085.1        14424.7           12615.9           9580.86
         9940.36        14178.1           12625             9443.34
         10050.3        14346.5           12631             9547.77
         10091.6        14463.5           12646.1           9587.06
         10150.4        14557.4           12652.2           9642.9
         10068.8        14380.8           12663.7           9565.35
         9953.42        14188.9           12675.2           9455.75
         9752.06        13959.3           12691.7           9264.46
         9681.32        13775.1           12703.2           9197.25
         9748.8         13943.3           12709.8           9261.36
         10093.8        14593.6           12721.8           9589.13
         9908.79        14345.4           12739             9413.35
         10026.3        14563.6           12745.9           9525.02
         9889.2         14299.3           12758             9394.74
         9795.6         14261.2           12776.9           9305.82
         9696.56        14200.6           12787.3           9211.73
         9498.47        13933             12794.2           9023.54
         9477.79        13948.8           12806.3           9003.9
         9290.58        13575.9           12820.8           8826.05
         9329.76        13819.4           12835.4           8863.28
         9347.18        13961.5           12856.3           8879.82
1995     9416.84        14089.8           12870.8           8945.99
         9392.89        13949             12879.2           8923.25
         9520.23        14222.2           12899.9           9044.22
         9428.81        13933.3           12908.2           8957.37
         9484.32        14036.5           12922.7           9010.1
         9435.34        14182             12937.2           8963.57
         9475.61        14322             12952             9001.83
         9491.94        14383.4           12966.7           9017.34
         9515.88        14323.9           12981.4           9040.09
         9757.51        14706.9           12996.2           9269.63
         9489.76        14244.2           13011.1           9015.27
         9579.01        14565.4           13026.1           9100.06
         9601.86        14631.3           13047.4           9121.77
         9782.54        14927.3           13060.2           9293.41
         9718.32        14960.5           13077.4           9232.41
         10106.9        15303.7           13086             9601.54
         9868.52        15288.7           13101             9375.1
         9981.72        15464             13116             9482.63
         10216.8        15777             13131.1           9705.97
         10043.8        15461             13146             9541.57
         10020.9        15330.2           13161             9519.85
         10265.8        15814             13184.5           9752.5
         10346.3        16067.2           13190.9           9829.01
         10282.1        15873.1           13205.9           9768.01
         10302.8        16020.2           13227.4           9787.65
         10314.8        15960.1           13242.4           9799.03
         10396.4        16071.8           13255.3           9876.58
         10598.8        16470.4           13272.5           10068.9
         10659.8        16583.9           13281.3           10126.8
         10712          16600.2           13296.5           10176.4
         10832.8        16778.4           13311.8           10291.2
         10806.7        16795             13333.3           10266.4
         10623.9        16357             13347.8           10092.7
         10659.8        16333.6           13356.1           10126.8
         10658.7        16240.1           13370.7           10125.8
         10682.7        16285             13385.2           10148.5
         10757.8        16398.5           13400             10219.9
         10803.5        16341             13421.1           10263.3
         10679.4        16505.1           13435.8           10145.4
         10690.3        16620.7           13450.6           10155.8
         10677.2        16529.4           13459             10143.3
         10729.5        16589.2           13484.2           10193
         10555.3        16392.4           13488.4           10027.5
         10577.1        16413.8           13503             10048.2
         10684.8        16546.5           13517.7           10150.6
         10582.5        16479.5           13532.3           10053.4
         10691.3        16812.3           13546.9           10156.8
         10696.8        16856.5           13561.5           10162
         10638          16714.8           13576.1           10106.1
         10705.5        16771.7           13597.2           10170.2
         10666.3        16728.9           13605.7           10133
         10851.3        16936.2           13626.8           10308.8
1996     10999.8        17213.7           13641.6           10449.8
         11087.5        17441.2           13650.1           10533.1
         11098.4        17210.3           13664.5           10543.5
         11328.5        17201.2           13678.9           10762.1
         11350.4        17034             13693.3           10782.9
         11361.4        17402.3           13707.7           10793.3
         11405.2        17381.6           13721.5           10834.9
         11416.2        17551.6           13743.2           10845.3
         11580.5        17611.5           13749.1           11001.5
         11712          17749.8           13762.9           11126.4
         11646.2        17339.2           13776.4           11063.9
         11701          17645.2           13795.8           11116
         11788.7        17780.2           13809.3           11199.2
         12073.5        17892.7           13822.8           11469.8
         12194          18025.8           13830.5           11584.3
         12194          17881.3           13844.3           11584.3
         12347.4        18205.3           13858.1           11730
         12358.4        18056.4           13879.7           11740.5
         12292.6        17831.1           13885.6           11678
         12336.5        17786             13899.4           11719.6
         12489.8        17976.6           13923.1           11865.3
         12489.8        17879.8           13927             11865.3
         12555.6        18122.6           13940.8           11927.8
         12577.5        18046.8           13954.6           11948.6
         12555.6        18251.7           13968.5           11927.8
         12588.4        18135.8           13988.4           11959
         12643.2        18387.9           14002.2           12011.1
         12555.6        18239.9           14010.2           11927.8
         12369.3        18039             14024.3           11750.9
         12073.5        17955             14038.4           11469.8
         12040.6        17935.8           14052.5           11438.6
         12303.6        18420.2           14066.6           11688.4
         12268.9        18447.3           14080.8           11655.4
         12313.2        18535.7           14103             11697.5
         12412.8        18819.3           14109.1           11792.2
         12257.8        18616.2           14123.2           11644.9
         12313.2        18749.8           14137.4           11697.5
         12346.4        18955.3           14151.6           11729.1
         12246.7        18742.3           14185.9           11634.4
         12401.8        19077.5           14185.9           11781.7
         12479.3        19364.6           14194             11855.3
         12523.6        19424.4           14208.3           11897.4
         12590          19606.3           14222.6           11960.5
         12601.1        19619.3           14236.9           11971
         12479.3        19531.3           14259.1           11855.3
         12601.1        19868.9           14274.9           11971
         12822.5        20253.9           14288.7           12181.4
         13055.1        20475.5           14292.7           12402.3
         13032.9        20452.6           14306.5           12381.3
         12789.3        20056.5           14320.4           12149.8
         12833.6        20034.2           14341.2           12191.9
         13164.1        20406.4           14357.9           12505.9
         13265.5        20680.7           14370.4           12602.2
1997     13366.8        20614.1           14378.7           12698.5
         13693.4        20785.4           14393.5           13008.7
         13839.8        20923.1           14416.6           13147.8
         13693.4        20702             14429.2           13008.7
         13817.2        20962.2           14439.8           13126.4
         14076.2        21436.1           14452.4           13372.4
         14143.8        21247.9           14467.2           13436.6
         14233.9        21373.3           14492.6           13522.2
         14031.2        21178.5           14505.3           13329.7
         14335.2        21857             14511.7           13618.5
         14053.7        21412.6           14526.4           13351
         13929.9        21057.6           14547.6           13233.4
         14369          21966             14562.3           13650.6
         14076.2        21226.2           14570.8           13372.4
         13997.4        21034.8           14586.3           13297.5
         14279          21591.5           14601.9           13565
         14301.5        21470.2           14626.3           13586.4
         14594.3        22156.8           14633             13864.5
         14898.3        22950.7           14648.6           14153.4
         14977.1        23159.4           14673.1           14228.3
         14932.1        23426.4           14679.8           14185.5
         14673.1        22757.1           14697.6           13939.4
         15033.4        23447.4           14711             14281.8
         15258.7        23808.7           14726.7           14495.7
         15483.9        23917.3           14749.1           14709.7
         15675.3        23950.3           14764.8           14891.6
         16351          25136.6           14773.8           15533.4
         16497.4        25060.6           14798.4           15672.5
         16317.2        24634.2           14805.1           15501.3
         16700.1        24816.5           14820.8           15865.1
         16519.9        24481.7           14836.5           15693.9
         16474.8        24690.4           14852.1           15651.1
         15887.7        23917.3           14867.8           15093.3
         15967.7        24083             14883.4           15169.3
         15944.8        23823.4           14899.1           15147.6
         16196.3        24376.4           14914.7           15386.5
         16059.2        24278.1           14930.6           15256.2
         16550.6        25153.4           14955.4           15723.1
         16916.4        25794.8           14969             16070.6
         17225          26420.4           14984.9           16363.8
         17087.8        26254.6           14994             16233.5
         16630.7        25632.5           15010             15799.1
         16036.3        24475.2           15032.8           15234.5
         16310.6        25030.1           15041.9           15495.1
         16207.7        24707.6           15057.9           15397.4
         16116.3        24899.3           15085.4           15310.5
         16184.9        25163.5           15099.2           15375.6
         16379.2        25456.5           15106.1           15560.2
         16767.8        25923.8           15129.4           15929.4
         16411.7        25373.9           15139.1           15591.1
         16614.8        25345.3           15168.2           15784.1
         16885.6        25945.4           15180.3           16041.4
         17413.7        26477.3           15190             16543
1998     16560.6        25056             15207.4           15732.6
         17170          26080.3           15224.9           16311.5
         17210.6        26547.5           15249.9           16350.1
         17820          27601.6           15267.4           16929
         17901.2        27890.6           15277.3           17006.1
         18185.6        28037.3           15293.4           17276.3
         18442.8        28772             15309.4           17520.7
         19092.8        29610.5           15325.4           18138.2
         19052.2        29565.2           15341.4           18099.6
         19526.1        30269.7           15369.5           18549.8
         20067.8        30995.6           15383.5           19064.4
         20392.8        31131             15397.5           19373.1
         21164.6        32417.8           15406.9           20106.3
         20812.5        32324.9           15423.3           19771.9
         20799          32590.3           15439.8           19759
         19485.5        30893.2           15456.2           18511.2
         20758.3        32923.4           15472.6           19720.4
         20595.9        32908             15489.2           19566.1
         19905.3        31802.6           15515.3           18910
         20826.1        33280.2           15531.9           19784.8
         20352.1        32521.9           15546.2           19334.5
         20961.5        33552.3           15562.7           19913.4
         19309.5        31386.5           15572.1           18344
         19485.5        31982.5           15595.6           18511.2
         20433.4        32924.1           15612.2           19411.7
         21083.3        33650             15628.7           20029.2
         21191.7        33795.4           15645.4           20132.1
         22031.2        35244.5           15662             20929.7
         21381.2        33560.1           15678.7           20312.2
         21042.7        33007.4           15695.4           19990.6
         20206.5        31758.7           15712             19196.1
         19614.2        31142.7           15728.6           18633.5
         19462.7        30743             15745.3           18489.5
         18223          29364             15761.9           17311.8
         18746.4        30215.4           15778.6           17809.1
         18126.6        30004.8           15795.2           17220.2
         16845.6        27794.7           15811.8           16003.3
         17217.5        28868.6           15828.4           16356.6
         15702.4        26143.8           15844.7           14917.2
         16212          27961             15860.6           15401.4
         17093.5        29436.7           15876.6           16238.9
         17245.1        29849.9           15892.5           16382.8
         17837.3        31135.8           15908.4           16945.5
         17437.9        30465.4           15924.3           16566
         17754.7        31101             15940.1           16866.9
         18043.9        32213.2           15955.9           17141.7
         18154.1        32092.2           15971.8           17246.4
         17837.3        31433.4           15988.4           16945.5
         17738.7        31383.4           16005.3           16851.8
         18365.3        32816.7           16022.2           17447
         18753.2        33432.8           16039             17815.5
1999     19573.7        34693.7           16055.1           18595
         19364.9        34388             16070.3           18396.6
         19469.3        34119.4           16085.6           18495.8
         18902.4        33099.2           16100.8           17957.2
         19111.2        33660.2           16116             18155.7
         18439.9        32552.1           16130.9           17517.9
         18201.2        32539             16145.9           17291.1
         18066.9        32459.8           16160.8           17163.6
         17589.5        31907.1           16175.8           16710
         17828.2        32439.4           16190.8           16936.8
         18052          33036.3           16205.8           17149.4
         17887.9        32848.9           16220.8           16993.5
         17425.4        32383.1           16235.9           16554.1
         17455.2        32662.5           16250.9           16582.5
         18052          33725.5           16266             17149.4
         17634.3        33519.5           16281.1           16752.6
         17693.9        33384.1           16296.1           16809.2
         17947.6        33949             16311.2           17050.2
         17887.9        33792.8           16326.1           16993.5
         17261.3        32432.6           16341.1           16398.2
         17634.3        32922.6           16356             16752.6
         17112.1        32191.3           16371             16256.5
         17261.3        32814.2           16386.1           16398.2
         17350.8        33081.5           16401.2           16483.3
         17679          33707.9           16416.3           16795.1
         17321          32939.1           16431.4           16454.9
         17708.8        33914.4           16447.2           16823.4
         17544.7        33334             16463.6           16667.5
         17634.3        33233.5           16479.9           16752.6
         17186.7        32647.4           16496.3           16327.4
         17239.3        32979.7           16512.6           16377.4
         17022.3        32457.7           16529             16171.2
         17270.3        33071.9           16545.3           16406.8
         17595.9        33604.7           16561.6           16716.1
         17626.9        33612             16578             16745.6
         17937          34135.9           16594.7           17040.1
         17595.9        33428.2           16611.6           16716.1
         17285.8        33176.3           16628.5           16421.6
         17099.8        33076.9           16645.4           16244.8
         17363.4        33530.9           16662.3           16495.2
         17642.4        34117.6           16679.4           16760.3
         17177.3        32889.8           16696.4           16318.5
         17409.9        33376.6           16713.5           16539.4
         17797.4        34367.8           16730.6           16907.6
         17921.5        34593.1           16747.6           17025.4
         18386.6        35464             16764.6           17467.2
         18681.1        35444.2           16781.7           17747.1
         19037.7        35734.8           16798.7           18085.8
         19967.9        36887.4           16818.4           18969.5
         20557.9        36849.1           16839.2           19530.1
         20758.8        37189.7           16859.9           19720.9
         21595.9        38428             16880.7           20516.1
         22181.8        39210.9           16900.8           21072.7
         21662.8        38352.4           16919.2           20579.7
         22081.4        38834.5           16937.6           20977.3
         22131.6        37512.4           16956.1           21025
         21428.5        36175.1           16974.5           20357.1
         22951.9        37476.6           16993.4           21804.3
         23655          37938             17012.4           22472.3
         24425.1        37713.5           17031.5           23203.9
         24458.6        37734.9           17050.5           23235.7
         26417.3        40056             17069.7           25096.4
         26166.2        38965.1           17088.9           24857.9
         26668.4        39537.1           17108.1           25335
         26618.2        40231.7           17127.3           25287.3
         25228.7        38307.1           17146.8           23967.2
         25730.9        39046.2           17167             24444.4
         23822.4        36584.2           17187.1           22631.3
         24056.8        37202.4           17207.3           22854
         24023.3        37161.3           17227.4           22822.2
         23571.3        36472.6           17248.1           22392.8
         23504.4        36729.9           17268.8           22329.2
         22449.7        34823.8           17289.4           21327.2
         23370.4        36268.6           17310             22201.9
         24408.4        38715.3           17331.3           23188
         24441.9        38564.1           17353             23219.8
         24542.3        38596.9           17374.7           23315.2
         23922.9        37533.1           17396.3           22726.7
         24324.7        38121.7           17418.1           23108.4
         24575.8        38522.4           17440.1           23347
         24709.7        38586.9           17462.2           23474.2
         24508.8        37911.4           17484.2           23283.4
         23965.9        37195             17506.2           22767.6
         23831.3        36771.2           17528.2           22639.7
         24016.4        37226.7           17550.2           22815.6
         24134.2        37155.7           17572.2           22927.5
         24050.1        37090.9           17594.3           22847.6
         24117.4        38114.9           17616.3           22911.5
         23309.6        35672.1           17638.3           22144.1
         22602.7        34603.9           17660.4           21472.6
         22585.9        34875.6           17682.4           21456.6
         22720.5        35257.2           17704.5           21584.5
         22013.6        34042.3           17726.8           20913
         21508.7        33289.6           17749.1           20433.3
         21458.2        33421             17771.3           20385.3
         21912.7        34322.3           17793.6           20817
         22400.7        35210.4           17815.9           21280.7
         21660.2        33877.6           17838.2           20577.2
         21491.9        33610.6           17860.5           20417.3
         21576.1        33919.9           17882.8           20497.3
         21845.3        34065.2           17905.1           20753.1
         22215.6        35060.5           17927.5           21104.8
         21985.4        34412.2           17949.9           20886.1
         22342.7        34466.9           17972.3           21225.6
         22906.9        35770.1           17991.6           21761.6


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.







---------------------
Sources used are the net asset value of the Fund which is computed daily, the Financial Times and Morgan Stanley Capital International.

The MSCI Europe Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on the stock exchanges of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 15 countries. The percentage change in the value of the index includes dividends reinvested.



AVERAGE ANNUAL TOTAL RETURN - CLASS A
--------------------------------------------------------------------------------

[Table below represents bar chart in its printed piece]

                                          GAM EUROPE
                        GAM                  CLASS A                MSCI
                     EUROPE           (AFTER MAXIMUM              EUROPE
                    CLASS A         SALES LOAD OF 5%)              INDEX
YEAR                      %                        %                   %
--------------------------------------------------------------------------------
1 Year                 4.61                    (0.62)              (8.14)
5 Years               15.80                    14.62               15.75
10 Years              10.56                    10.00               13.93
Since Inception        7.83                     7.33               12.29



ANNUAL PERFORMANCE - CLASS A
--------------------------------------------------------------------------------

[Table below represents bar chart in its printed piece]

                                          GAM EUROPE
                        GAM                  CLASS A                MSCI
                     EUROPE           (AFTER MAXIMUM              EUROPE
                    CLASS A         SALES LOAD OF 5%)              INDEX
YEAR                      %                        %                   %
--------------------------------------------------------------------------------
1996                  21.32                    15.25               21.57
1997                  27.55                    21.17               24.20
1998                  10.70                     5.17               28.91
1999                  16.21                    10.40               16.23
2000                   4.61                    (0.62)              (8.14)




                                        24
                                       ====
                    GAM EUROPE FUND / REPORT TO SHAREHOLDERS

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


THE FACTS - CLASS B SHARES
--------------------------------------------------------------------------------

                                                  GAM
                                               Europe                  Average
                               GAM            Class B         MSCI     1 Month
                            Europe     (with deferred       Europe     Deposit
                           Class B       sales charge)       Index        Rate

31st December, 2000      US$ 12.06                        1,378.40
--------------------------------------------------------------------------------
                                 %                  %            %           %
--------------------------------------------------------------------------------
Quarter to December, 2000     0.66              (3.84)        2.05        1.66
--------------------------------------------------------------------------------
Jan - December, 2000          3.68              (0.93)       (8.14)       6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2000     8.95               7.21         3.33        5.89
--------------------------------------------------------------------------------
Since inception*              2.65               1.78         2.67        5.81
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES
--------------------------------------------------------------------------------

                                                  GAM
                                               Europe                  Average
                               GAM            Class C         MSCI     1 Month
                            Europe     (with deferred       Europe     Deposit
                           Class C       sales charge)       Index        Rate

31st December, 2000      US$ 11.66                        1,378.40
--------------------------------------------------------------------------------
                                 %                  %            %           %
--------------------------------------------------------------------------------
Quarter to December, 2000     0.61              (0.29)        2.05        1.66
--------------------------------------------------------------------------------
Jan - December, 2000          3.07               2.15        (8.14)       6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2000     7.97               7.97         3.33        5.89
--------------------------------------------------------------------------------
Since inception*              2.15               2.15         3.42        5.82
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 20th May, 1998 for Class C shares.


THE COMMENT

   Class A of the Fund's NAV rose by 4.6% in the year 2000 which compares with a fall of 8.1% in the benchmark MSCI Europe index.

   Investors in the fund will know from our quarterly reports the importance we attach to the sell decision. In the past year this has proven particularly important. The year began with astonishing polarisation - the "new economy" promised to rewrite basic rules of economics, while those businesses eking out a living in the more prosaic sectors were lampooned as powerless in this new world order.

   It was into this euphoria that we began a major reduction in the fund's exposure to the fashionable sectors of technology, media and telecommunications, now commonly known as "TMT". The proceeds were redeployed in some of those very areas harshly treated in the early months of 2000, notably high quality banking and insurance franchises. Throughout the second half of the year we extended this to include deeper value situations, hence the rise in the fund's exposure to the UK market.

   As the year drew to a close, the disappointment of missed earnings forecasts and in some cases poor execution has catalysed the much needed derating of global TMT stocks. The corollary of this has been rediscovered popularity among the longer established sectors such as pharmaceuticals and financials, much to the benefit of the fund.

   Looking ahead, the contrast to events one year ago could hardly be more stark. Misplaced optimism has given way to gloom, which may well turn out to be similarly misplaced. The year ahead offers the likelihood of lower interest rates, a stronger euro and a possible easing of certain commodity prices. Nevertheless, as events on Wall Street testify, such positive macro developments can be overshadowed by the all-important variable of corporate earnings. Thus, the contrast is completed: the year ahead will demand more of stock picking than momentum chasing skills.

                                        25
                                       ====
                    GAM EUROPE FUND / REPORT TO SHAREHOLDERS                 GAM

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2000


                                                      VALUE
   HOLDINGS   DESCRIPTION                               US$
--------------------------------------------------------------------------------
EQUITIES - 96.2%
              BELGIUM - 1.1%
      1,710   Dexia Banque                          309,388
                                                 ----------
                                                    309,388
                                                 ----------
              DENMARK - 1.4%
     22,600   Den Danske Bank                       406,907
                                                 ----------
                                                    406,907
                                                 ----------
              FINLAND - 4.3%
     20,100   Nokia                                 896,892
      4,875   Pohjola Group Insurance B             215,240
    *16,670   Vacon                                 129,976
                                                 ----------
                                                  1,242,108
                                                 ----------
              FRANCE - 13.3%
      5,600   Alcatel                               318,269
      1,190   April Group                           226,372
       4075   Aventis                               355,877
      1,955   AXA-UAP                               282,825
      2,980   Banque Nationale de Paris             261,745
      6,980   Fimalac                               235,266
      2,470   Marine-Wendel                         208,828
      3,610   Virbac Societe                        271,299
      1,800   Suez Lyonnaise des Eaux               328,884
      3,425   Total Fina B                          509,643
      6,160   Valeo                                 275,216
      3,810   Vinci                                 234,432
      5,030   Vivendi Universal                     331,235
                                                 ----------
                                                  3,839,891
                                                 ----------
              GERMANY - 14.7%
     *7,160   Adcon Telemetry                        96,183
      1,115   Allianz                               419,706
      2,400   Altanta                               378,992
      4,425   Bayer                                 233,199
      2,965   Bayerische Hypo-Vereinsbank           166,562
      6,640   Bayerische Motoren Werke              217,069
      5,280   BERU                                  188,729
      2,600   Deutsche Bank                         216,889
    *12,100   Deutsche Post                         260,412
     10,025   Deutsche Telekom                      302,301
      3,080   E.ON                                  187,489
      1,100   Ergo Versicherungs Gruppe             183,935
        990   Munchener Ruckversicherung            353,402
     *2,335   Rational                              156,835
      2,700   Rhoen-Klinikum                        151,676
      8,310   Sartorius                             101,483
      2,560   Siemens                               334,877
     *9,010   Techem                                277,619
                                                 ----------
                                                  4,227,358
                                                 ----------
              IRELAND - 0.2%
   *220,000   Minmet                                 51,812
                                                 ----------
                                                     51,812
                                                 ----------
              ITALY - 5.5%
     12,080   Alleanza Assicurazioni                192,575
      5,260   Assicurazioni Generali                209,015
     36,000   Banca Intesa                          173,150
     50,525   ENI                                   322,750
     25,125   Telecom Italia                        278,037
     32,100   TIM                                   256,315
     28,700   Unicredito Italiano                   150,171
                                                 ----------
                                                  1,582,013
                                                 ----------
              NETHERLANDS - 11.2%
     15,119   ABN AMRO Holding                      343,991
      7,140   Aegon                                 295,524
     10,210   Fortis AMEV                           331,858
      7,373   IHC Caland                            346,310
      5,090   ING Groep                             406,814
      5,735   Philips                               210,219
     *2,475   Qiagen                                 89,978
     10,220   Royal Dutch Petroleum                 626,540
     19,000   Telegraaf Holding                     385,530
      3,205   Unilever                              202,926
                                                 ----------
                                                  3,239,690
                                                 ----------
              NORWAY - 1.5%
     22,580   Orkla                                 445,138
                                                 ----------
                                                    445,138
                                                 ----------
              PORTUGAL - 0.4%
    *20,110   Impresa                               121,660
                                                 ----------
                                                    121,660
                                                 ----------
              SPAIN - 4.1%
     13,700   Banco Bilbao Vizcaya Argentaria       203,986
     18,490   Banco Santander Central Hispano       198,012
     14,900   Grupo Prisa                           246,348
    *15,700   Telefonica                            259,575
     14,550   Union Electrica-Fenosa                267,215
                                                 ----------
                                                  1,175,136
                                                 ----------
              SWEDEN - 3.0%
    *14,500   Eniro                                 145,937
     10,975   Investor B                            163,945
     31,600   LM Ericsson B                         359,890
    *10,395   ORC Software AB                       198,230
                                                 ----------
                                                    868,002
                                                 ----------
              SWITZERLAND - 9.1%
         80   Bank Sarasin B                        256,679
       *540   Leica Geosystems                      166,595
        120   Nestle                                279,879
        310   Novartis                              548,004
        *27   Roche Holding Genussscheine           275,048
        400   Schaffner Holding                     128,340
        260   Schweizerische Lebensversicherungs-
                und Rentenanstalt (Swiss Life)      216,894
        *93   Schweizerische Rueckversiche          222,932
        146   Tecan Group                           151,432
        940   UBS                                   153,409
       *360   Zurich Financial Services             217,017
                                                 ----------
                                                  2,616,229
                                                 ----------



                                        26
                                       ====
                   GAM EUROPE FUND / STATEMENT OF INVESTMENTS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
--------------------------------------------------------------------------------
              UNITED KINGDOM - 26.4%

    130,000   Anglian Group                         357,676
      8,020   AstraZeneca Group                     404,740
     15,300   AWG                                   131,549
     13,165   Barclays                              407,886
   *100,000   BP Amoco                              807,462
     *7,625   British Sky Broadcasting Group        127,813
     15,750   British Telecom                       134,712
    230,275   Coats Viyella                         132,567
     34,000   Daily Mail & General Trust A          432,142
     14,050   Diageo                                157,567
    *27,358   GlaxoSmithKline                       773,169
     58,500   Glynwed International                 168,827
     36,000   HSBC Holdings                         530,233
     46,684   IMI (UK)                              165,441
     39,473   Inchcape                              162,316
    *11,760   K S Biomedix Holdings                  99,354
     21,500   Lloyds TSB Group                      227,615
      9,700   Prudential                            156,212
     10,020   Rio Tinto                             176,499
     13,970   Royal Bank of Scotland                330,469
     23,650   Scottish & Newcastle                  166,210
    175,000   Somerfield                            245,977
    *13,215   United News & Media                   167,963
     17,745   United Utilities                      176,452
    269,000   Vodafone                              987,489
                                                 ----------
                                                  7,628,340
                                                 ----------
TOTAL EQUITIES (COST $26,722,216)                27,753,672
                                                 ----------
PREFERRED - 1.4%
              GERMANY - 1.4%
      1,200   Marshollek, Lautenschlaeger und
                Partner Pfd                         131,328
      5,050   ProSieben Sat.1 Media Pfd             150,384
      2,720   Rhoen-Klinikum Pfd                    140,790
                                                 ----------
TOTAL PREFERRED (COST $369,417)                     422,502
                                                 ----------
TOTAL INVESTMENTS (COST $27,091,633) - 97.6%     28,176,174
OTHER ASSETS LESS LIABILITIES, NET - 2.4%           683,204
                                                 ----------
TOTAL NET ASSETS - 100.0%                        28,859,378
                                                 ==========

* Non-income producing security.

See notes to financial statements.

--------------------------------------------------------------------------------


GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 2000

[Table below represents pie chart in its printed piece]

United Kingdom       26.4%
Germany              16.1%
France               13.3%
Netherlands          11.2%
Switzerland           9.1%
Italy                 5.5%
Finland               4.3%
Spain                 4.1%
Sweden                3.0%
Norway                1.5%
Other                 3.1%
Net Current Assets    2.4%


INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 2000 (UNAUDITED)

[Table below represents pie chart in its printed piece]


Banks                                 15.0%
Insurance                             10.7%
Pharmaceuticals & Biotechnology        9.8%
Technology Hardware & Equipment        8.2%
Energy                                 7.8%
Telecommunication Services             7.7%
Media                                  6.2%
Capital Goods                          5.2%
Utilities                              4.9%
Diversified Financials                 4.7%
Food Beverage & Tobacco                4.3%
Materials                              2.8%
Automobiles & Components               2.4%
Health Care Equipment & Services       2.3%
Other                                  5.6%
Net Current Assets                     2.4%


                                        27
                                       ====
                   GAM EUROPE FUND / STATEMENT OF INVESTMENTS                GAM

--------------------------------------------------------------------------------


--------------------------- GAM NORTH AMERICA FUND -----------------------------




FUND MANAGEMENT
--------------------------------------------------------------------------------

[Graphic Omitted]


FAYEZ SAROFIM FOUNDED FAYEZ SAROFIM &CO. IN 1958 AND IS THE PRESIDENT AND CHAIRMAN OF THE BOARD. HE IS ALSO DIRECTOR OF TELEDYNE INC., ARGONAUT GROUP, UNITRIN, INC., MESAINS., IMPERIAL HOLLY CORP. AND EXORGROUP. FROM 1951 TO 1958 MR. SAROFIM WORKED FOR ANDERSON, CLAYTON &CO. WHERE HIS LAST ASSIGNMENT WAS AS ASSISTANT TO THE PRESIDENT. HE COMMENCED MANAGEMENT OF GAMNORTH AMERICA FUND ON 29TH JUNE, 1990. MR. SAROFIM ALSO MANAGES THE OFFSHORE FUND GAMU.S. INC.


   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States and Canada. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------


THE FACTS - CLASS A SHARES
--------------------------------------------------------------------------------

                                                     GAM
                                           North America
                                          Class A (after              Average
                                    GAM          maximum        S&P   1 Month
                          North America       sales load       Comp   Deposit
                                Class A            of 5%)     Index      Rate

31st December, 2000           US$ 15.97            16.81   1,320.28
--------------------------------------------------------------------------------
                                      %                %          %         %
--------------------------------------------------------------------------------
Quarter to December, 2000         (2.08)           (6.98)     (7.82)     1.66
--------------------------------------------------------------------------------
Jan - December, 2000              (1.46)           (6.38)     (9.10)     6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
5 years to December, 2000         17.50            16.30      18.36      5.69
--------------------------------------------------------------------------------
10 years to December, 2000        14.74            14.16      17.47      5.19
--------------------------------------------------------------------------------
Since inception                   13.54            13.01      15.43      5.49
--------------------------------------------------------------------------------

   Performance is calculated on a total return basis. Class A inception was on 1st January, 1990, Class B on 26th May, 1998 and Class C on 7th July, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.










                                        28
                                       ====
                    GAM NORTH AMERICA FUND / FUND MANAGEMENT

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

[Table below represents line chart in its printed piece]

                                                             GAM
                                                        North America
          GAM        Standard & Poor's    Average          Class A
     North America      Composite         1 Month      (after maximum
        Class A           Index         Deposit Rate   sales load of 5%)
     -------------   ----------------  --------------  -----------------
1990     10000            10000            10000            10000
         10000            10017.4          10009.5          9500
         10006            9547.96          10025.5          9505.7
         10013            9366.41          10050.8          9512.35
         10021            9225.32          10057.7          9519.95
         10028            9419.91          10073.8          9526.6
         10036            9375.61          10089.6          9534.2
         10045            9458.19          10105.4          9542.75
         10050.5          9349.53          10121.2          9548
         10058            9500.32          10137            9555.1
         10065            9647.26          10153.1          9561.75
         10071            9791.87          10169.1          9567.45
         10075            9630.21          10192            9571.25
         9995             9667.32          10208.1          9495.25
         9991             9750.08          10217.2          9491.45
         9981             9852.89          10233.6          9481.95
         9974             9467.89          10250            9475.3
         9966             9467.22          10266.5          9467.7
         9957             9752.25          10282.9          9459.15
         9948             10166.3          10299.6          9450.6
         9786             10266.3          10316.4          9296.7
         9773             10175            10333.2          9284.35
         9780             10551            10359.3          9291
         9845             10392.5          10366.3          9352.75
         9916             10263.1          10382.7          9420.2
         9999             10138.8          10406.1          9499.05
         10010            10353.9          10422.4          9509.5
         10008            10360.6          10443.5          9507.6
         10005            10639.6          10448.2          9504.75
         9998             10252.1          10464.5          9498.1
         9989             10265.6          10480.9          9489.55
         9981             9662.14          10497.3          9481.95
         9972             9796.05          10524.5          9473.4
         9963             9503.49          10529            9464.85
         9954             9305.06          10556.2          9456.3
         9952             9343.68          10560.7          9454.4
         9947             9322.78          10576.6          9449.65
         9941             9216.96          10599.6          9443.95
         9739             8840.32          10615.7          9252.05
         9901             9146.75          10631.8          9405.95
         9876             9110.3           10641            9382.2
         9776             8818.08          10657.7          9287.2
         9926             9159.45          10674.4          9429.7
         9764             8794.84          10691.1          9275.8
         9999             9172.16          10714.7          9499.05
         10097            9321.94          10723.9          9592.15
         10190            9324.95          10749.1          9680.5
         10152            9249.39          10756            9644.4
         10285            9478.59          10772            9770.75
         10384            9626.03          10788            9864.8
         10313            9549.3           10805.9          9797.35
         10248            9670.33          10831.4          9735.6
         10214            9685.71          10849.2          9703.3
1991     9848             9260.76          10859.4          9355.6
         9808             9178.68          10875            9317.6
         10284            9731.02          10890.7          9769.8
         10438            9884.15          10906.3          9916.1
         10615            10253.4          10921.9          10084.2
         11105            10856.6          10936.2          10549.8
         11148            10878.3          10960.6          10590.6
         11218            10832.7          10964.7          10657.1
         11274            10901.4          10987.2          10710.3
         11448            11015.1          10993.4          10875.6
         11446            10996.9          11007.9          10873.7
         11388            10936.5          11028.6          10818.6
         11477            10987            11043.1          10903.2
         11621            11211.5          11051.3          11040
         11716            11293.3          11064.6          11130.2
         11670            11293.1          11083.5          11086.5
         11432            11083.8          11091.1          10860.4
         11699            11281.2          11104.3          11114
         11640            11189.6          11116.8          11058
         11610            11063.1          11129.4          11029.5
         11713            11225            11141.9          11127.3
         11784            11546.4          11159.7          11194.8
         11601            11270.7          11166.9          11021
         11681            11323.8          11179.3          11097
         11507            11056.7          11197.1          10931.7
         11641            11271.4          11209.6          11059
         11665            11279.4          11216.7          11081.8
         11762            11419.3          11229.5          11173.9
         11764            11441.2          11242.2          11175.8
         11775            11456.6          11262.3          11186.2
         11918            11521            11267.8          11322.1
         12043            11616.1          11280.3          11440.8
         11777            11277            11292.9          11188.2
         12214            11804.6          11305.5          11603.3
         12292            11859.1          11318            11677.4
         12057            11660.4          11335.8          11454.2
         11984            11583.5          11347.8          11384.8
         11972            11594.5          11359.9          11373.4
         11997            11659.9          11372            11397.2
         11838            11415.3          11378.9          11246.1
         11885            11631.8          11390.5          11290.8
         12055            11745.6          11407.1          11452.2
         12042            11738.6          11413.7          11439.9
         12136            11768.7          11430            11529.2
         12233            11861.7          11436.3          11621.3
         12084            11631            11447.2          11479.8
         11914            11339.1          11458.2          11318.3
         12142            11529.3          11469.1          11534.9
         12162            11441.4          11484.9          11553.9
         12315            11636            11491.2          11699.2
         12781            12017.5          11508.7          12142
         13327.7          12580            11518.3          12661.3
1992     13363.3          12673.6          11524.7          12695.1
         13226.9          12570.8          11533.9          12565.5
         13057.3          12639.2          11543.2          12404.5
         13023.2          12604.6          11556.4          12372.1
         12988.5          12458.5          11561.7          12339.1
         13105.5          12581.5          11570.9          12450.2
         13012.2          12549.2          11580            12361.6
         13017.2          12549.9          11589            12366.4
         13100.5          12562.4          11604.4          12445.5
         12865.4          12348.8          11610.9          12222.1
         12884.8          12391.6          11616.2          12240.6
         12989.1          12505.8          11629.3          12339.7
         12844.7          12301.8          11638.5          12202.5
         13042.3          12387.9          11643.7          12390.2
         13073.4          12409.6          11652.9          12419.7
         13019.2          12541.4          11662.2          12368.3
         12935            12496.1          11671.4          12288.2
         13204.7          12762            11686.7          12544.4
         13226.9          12817.5          11689.1          12565.6
         13113.7          12651.9          11701.3          12458
         13045.5          12696.2          11711.1          12393.2
         13394            12804.2          11718.4          12724.3
         13087.4          12690.7          11723.3          12433
         12971.5          12603.7          11732            12322.9
         12845.7          12399.3          11745.7          12203.4
         12960.4          12577            11753.1          12312.4
         13155.2          12735.1          11758.1          12497.4
         13205            12774.4          11766.7          12544.7
         13123.6          12747.3          11775.3          12467.4
         13071.4          12686.7          11787.6          12417.8
         13526.8          13111.6          11798.7          12850.5
         13426.5          12943.9          11801.1          12755.2
         13503.7          12992.1          11808.5          12828.5
         13216.8          12689.7          11815.8          12556
         13273            12799.5          11826.3          12609.4
         13429.5          12901.3          11830.5          12758
         13670.2          13162.1          11838            12986.7
         13541.8          13072.8          11850.9          12864.7
         13212.8          12909.3          11856.3          12552.2
         12931            12636.2          11863.6          12284.4
         12885.8          12639.7          11870.5          12241.5
         13172.7          12881.4          11874.5          12514.1
         13277            12987.7          11884.5          12613.2
         13422.5          13137.8          11888.5          12751.4
         13268            13016.2          11895.4          12604.6
         13439.5          13088.7          11902.5          12767.6
         13587            13234.3          11914.8          12907.6
         13694.3          13435.9          11919.9          13009.6
         13824.7          13567            11923.9          13133.5
         13751.5          13497.8          11933.4          13063.9
         14062.5          13750.7          11946.8          13359.3
         13926            13710.2          11956.3          13229.7
1993     13667.6          13599.2          11964.8          12984.2
         13335.6          13468.2          11969            12668.8
         13395.5          13659.6          11980.5          12725.8
         13360            13766.8          11983.6          12692
         13424.8          13852.8          11990.9          12753.6
         13446.8          14027.2          11998.2          12774.5
         13383            13932.3          12005.3          12713.8
         12856.8          13646.7          12012.3          12213.9
         13201            13866.4          12023.4          12540.9
         13592.2          14272.8          12026.4          12912.6
         13485.5          14177.3          12038.5          12811.2
         13266.3          14104.8          12045.6          12603
         13205.1          14171.7          12050.6          12544.9
         12784.6          13912.5          12054.7          12145.3
         12730.2          14111.3          12061.8          12093.7
         12659            14090.2          12068.8          12026.1
         12512.5          13659.3          12079            11886.9
         12859.9          13947.8          12084            12216.9
         12829.5          13966.2          12090.1          12188.1
         12914.3          13897            12097            12268.6
         13055.5          14145.4          12108            12402.8
         13073.3          14222.1          12110.9          12419.7
         12957.2          14150.8          12121            12309.3
         13011.6          14159            12125.2          12361
         12889.2          14119.5          12137.6          12244.7
         13006.4          14305.4          12142.8          12356
         12785.6          14122.8          12147            12146.3
         12830.6          14230            12154.1          12189.1
         12679.9          14144.1          12161.2          12046
         12685.2          14248.7          12168.3          12050.9
         12637            14290.2          12175.5          12005.2
         12505.2          14315.9          12182.6          11880
         12514.6          14376.3          12192.8          11888.9
         12886            14474.6          12196.9          12241.7
         12925.8          14694.4          12204.1          12279.5
         12958.2          14684.2          12211.2          12310.3
         12905.9          14714.8          12218.4          12260.6
         12629.7          14499.2          12225.6          11998.2
         12814.9          14722            12235.8          12174.2
         12731.2          14715.1          12241            12094.7
         12894.4          14708.1          12247.1          12249.7
         13358.9          14957.5          12254.3          12691
         13137.1          14829.7          12261.5          12480.3
         13250.1          14994            12271.8          12587.6
         13094.2          14717.5          12279            12439.5
         13289.9          14838.3          12283.1          12625.4
         13250.1          14698.2          12290.3          12587.6
         13253.3          14794.7          12300.6          12590.6
         13410.2          14947.7          12304.7          12739.7
         13362.1          14932            12312.8          12694
         13275.2          14944.7          12320.9          12611.5
         13509.6          15103.2          12332.5          12834.1
1994     13394.3          14947.3          12340.6          12724.6
         13698.6          15271            12345.3          13013.7
         13546.5          15215.5          12352.7          12869.2
         13441.6          15180.6          12364.3          12769.5
         13623.3          15498.7          12371.7          12942.1
         13381            15189.4          12374.9          12712
         13298.3          15148            12386            12633.4
         13234.8          15074.1          12392.2          12573.1
         13159.5          15064.2          12396.2          12501.5
         13107.8          15064.7          12403.3          12452.4
         13115.2          15088.1          12411.7          12459.4
         13137.3          15133.2          12420            12480.5
         12895.1          14865.3          12431.9          12250.3
         12372.2          14191.9          12437.9          11753.6
         12580.5          14554            12445.1          11951.4
         12426.8          14322.3          12457.3          11805.5
         12735.6          14662.1          12465.8          12098.8
         12827.1          14680.4          12470.6          12185.8
         12537.6          14341.5          12479.1          11910.7
         12689.8          14420.1          12488.4          12055.3
         12865.5          14710.8          12497.7          12222.3
         12926.1          14853            12507            12279.8
         12963            14911.6          12516.2          12314.9
         12895.1          14926.8          12533.5          12250.3
         12831.6          14814.8          12540.6          12190
         12683.9          14559.2          12550.7          12049.7
         12626.2          14531.1          12562.5          11994.9
         12745.9          14599.8          12571.7          12108.6
         12927.6          14841.4          12577.8          12281.2
         12963            14817.8          12588.5          12314.9
         13112.2          15046.5          12603.8          12456.6
         13031            14952.9          12615.9          12379.4
         13150.6          15070            12625            12493.1
         13323.4          15113.7          12631            12657.3
         13564.2          15523.1          12646.1          12886
         13542            15413.4          12652.2          12865
         13418            15265.1          12663.7          12747.1
         13555.4          15425.3          12675.2          12877.6
         13412.1          15104.6          12691.7          12741.5
         13514            15142.9          12703.2          12838.3
         13449            15062.7          12709.8          12776.5
         13791.7          15396.5          12721.8          13102.1
         13621.8          15137.8          12739            12940.7
         13940.9          15524.6          12745.9          13243.8
         13735.6          15227.9          12758            13048.8
         13909.8          15333.8          12776.9          13214.4
         13788.7          15087.4          12787.3          13099.3
         13629.2          14959.4          12794.2          12947.7
         13570.1          14940.5          12806.3          12891.6
         13496.3          14821.6          12820.8          12821.5
         13793.2          15108.3          12835.4          13103.5
         13879.3          15180.2          12856.3          13185.3
1995     13761.7          15170            12870.8          13073.6
         13666.7          15230.1          12879.2          12983.4
         13834.1          15521.2          12899.9          13142.4
         13758.7          15411.6          12908.2          13070.7
         13889.8          15509.6          12922.7          13195.4
         14236.6          15936.3          12937.2          13524.8
         14149.2          15961.9          12952            13441.7
         14227.6          15981            12966.7          13516.2
         14322.6          16050.7          12981.4          13606.5
         14443.2          16119.7          12996.2          13721.1
         14588            16275.2          13011.1          13858.6
         14809.6          16486.5          13026.1          14069.1
         14910.6          16729.6          13047.4          14165.1
         14808.1          16693.3          13060.2          14067.7
         14916.7          16873.7          13077.4          14170.8
         14880.5          16852.9          13086            14136.4
         15109.7          17087            13101            14354.2
         15124.7          17141.3          13116            14368.5
         15433.8          17473.5          13131.1          14662.2
         15391.6          17608.4          13146            14622
         15289.1          17480.7          13161            14524.6
         15341.9          17489.4          13184.5          14574.8
         15623.8          17897.5          13190.9          14842.6
         15530.3          17748.5          13205.9          14753.8
         15860.6          18236.8          13227.4          15067.5
         15942            18209.2          13242.4          15144.9
         15869.6          18317.2          13255.3          15076.1
         15946.5          18664.4          13272.5          15149.2
         16044.5          18858.7          13281.3          15242.3
         15993.2          18663.4          13296.5          15193.6
         16103.3          18854.5          13311.8          15298.1
         16106.3          18795.5          13333.3          15301
         16053.6          18794.7          13347.8          15250.9
         15844            18749            13356.1          15051.8
         15928.4          18789.5          13370.7          15132
         16012.8          18959.7          13385.2          15212.2
         16208.8          19307.4          13400            15398.4
         16686.8          19614.7          13421.1          15852.5
         16825.5          19591.4          13435.8          15984.3
         16861.7          19597.4          13450.6          16018.6
         16988.4          19493.5          13459            16139
         17003.5          19659.6          13484.2          16153.3
         17001.9          19737.2          13488.4          16151.9
         16931.1          19685.2          13503            16084.5
         17000.4          19870.3          13517.7          16150.4
         17229.6          20009            13532.3          16368.2
         17621.7          20172            13546.9          16740.6
         17629.2          20332.3          13561.5          16747.7
         17973            20759.6          13576.1          17074.3
         18265.5          20966.4          13597.2          17352.2
         17942.8          20545.3          13605.7          17045.7
         17837.3          20728.9          13626.8          16945.4
1996     18042.9          20872.7          13641.6          17140.8
         18209.3          20967.7          13650.1          17298.8
         17785.8          20344.9          13664.5          16896.5
         18133.7          20814.9          13678.9          17227
         18526.9          21191.5          13693.3          17600.6
         18905            21785.2          13707.7          17959.8
         19479.7          22474.7          13721.5          18505.7
         19116.7          22026.3          13743.2          18160.9
         19192.4          22120.1          13749.1          18232.7
         19525.1          22141.4          13762.9          18548.8
         19147            21783.5          13776.4          18189.6
         19207.5          22223            13795.8          18247.1
         19207.5          22143.6          13809.3          18247.1
         19343.6          22278.7          13822.8          18376.4
         19086.5          21964.6          13830.5          18132.2
         18799.1          21914.4          13844.3          17859.2
         18995.7          22108.2          13858.1          18046
         19071.4          22331.7          13879.7          18117.8
         18663            21885.3          13885.6          17729.9
         19328.5          22602            13899.4          18362.1
         19888.1          23009.5          13923.1          18893.7
         19812.4          23202.4          13927            18821.8
         19767.1          22841.8          13940.8          18778.7
         20054.4          23004.7          13954.6          19051.7
         19963.7          22774.6          13968.5          18965.5
         20084.7          22910.9          13988.4          19080.4
         20296.4          23161.6          14002.2          19281.6
         19615.8          22371.1          14010.2          18635
         19056.2          21600.8          14024.3          18103.4
         19389            21746.6          14038.4          18419.5
         19192.4          21658.2          14052.5          18232.7
         20084.7          22674.8          14066.6          19080.4
         20054.4          22874.9          14080.8          19051.7
         20205.7          22912.6          14103            19195.4
         20099.8          22829.5          14109.1          19094.8
         19797.3          22430.2          14123.2          18807.4
         20099.8          22844.9          14137.4          19094.8
         20614            23550.9          14151.6          19583.3
         20689.6          23646.9          14185.9          19655.2
         20780.4          23685.3          14185.9          19741.4
         21158.5          24247.7          14194            20100.6
         21264.3          24264.5          14208.3          20201.1
         21506.3          24492.1          14222.6          20431
         21052.6          24067.3          14236.9          20000
         21385.3          24404.1          14259.1          20316.1
         22277.7          25282.2          14274.9          21163.8
         22549.9          25470            14288.7          21422.4
         22837.2          26171.6          14292.7          21695.4
         22716.2          26165.3          14306.5          21580.4
         22519.6          25941.8          14320.4          21393.7
         21687.8          24954            14341.2          20603.4
         22538.9          25861.9          14357.9          21411.9
         22770.1          26112.1          14370.4          21631.6
1997     22654.5          25907.3          14378.7          21521.7
         22918.7          26328.4          14393.5          21772.7
         23579.1          26934.4          14416.6          22400.2
         23314.9          26539.1          14429.2          22149.2
         24190.1          27302.4          14439.8          22980.6
         24173.6          27267.4          14452.4          22964.9
         25180.8          28077.8          14467.2          23921.8
         25015.7          28150.4          14492.6          23764.9
         24503.8          27640.2          14505.3          23278.6
         25114.8          28288            14511.7          23859
         24338.7          27674.3          14526.4          23121.8
         24206.6          27516.9          14547.6          22996.3
         23133.3          26351.7          14562.3          21976.7
         23331.5          26536.2          14570.8          22164.9
         22852.6          25905.6          14586.3          21710
         23579.1          26495.3          14601.9          22400.2
         24008.4          26944.2          14626.3          22808
         25577.1          28951.6          14633            24298.2
         25808.3          29220.9          14648.6          24517.8
         25824.8          29078.1          14673.1          24533.5
         26237.6          29568.7          14679.8          24925.7
         25973.4          29555.7          14697.6          24674.7
         26567.8          30144.3          14711            25239.4
         27492.5          31237.6          14726.7          26117.9
         26997.1          30713.9          14749.1          25647.3
         27228.3          30952.2          14764.8          25866.9
         28004.3          31909            14773.8          26604.1
         28070.4          32135.7          14798.4          26666.9
         27855.7          31955.5          14805.1          26463
         28532.7          32788.8          14820.8          27106.1
         28829.9          33284.1          14836.5          27388.4
         28351.1          32828.4          14852.1          26933.6
         27542.7          31979.8          14867.8          26165.5
         27725            32258.8          14883.4          26338.7
         27957            31543.7          14899.1          26559.1
         27957            32666.9          14914.7          26559.1
         27509.5          32276.3          14930.6          26134
         28669.6          33538.2          14955.4          27236.1
         28619.8          33475.4          14969            27188.9
         29017.6          34165.4          14984.9          27566.7
         28885            34014.5          14994            27440.8
         28487.3          33586            15010            27062.9
         26432.3          30832.2          15032.8          25110.7
         28255.3          33022.5          15041.9          26842.5
         27642.1          32404.7          15057.9          26260
         28387.8          33297.4          15085.4          26968.4
         28503.8          33324.5          15099.2          27078.7
         29299.3          34324.7          15106.1          27834.3
         29547.9          34602.6          15129.4          28070.5
         29093.5          33944.5          15139.1          27638.8
         28675.2          33613.5          15168.2          27241.5
         28625            33611.8          15180.3          27193.8
1998     29411.3          34458.8          15190            27940.8
         28541.4          33133.9          15207.4          27114.3
         29528.4          33931.2          15224.9          28052
         28892.7          33780.8          15249.9          27448.1
         30130.7          35356.3          15267.4          28624.2
         30398.4          35712.5          15277.3          28878.5
         30799.9          36053.6          15293.4          29259.9
         31301.8          36702.5          15309.4          29736.7
         31586.2          37051.4          15325.4          30006.9
         31619.7          37225.3          15341.4          30038.7
         32238.7          38189.9          15369.5          30626.8
         33025            38776.9          15383.5          31373.8
         33008.3          38716.9          15397.5          31357.9
         34012.1          39713.1          15406.9          32311.5
         33577.1          39310            15423.3          31898.2
         33777.9          39815.4          15439.8          32089
         32807.5          38510.9          15456.2          31167.1
         34145.9          39781.3          15472.6          32438.6
         33828.1          39245.3          15489.2          32136.7
         33928.4          39227            15515.3          32232
         33593.8          39402.8          15531.9          31914.2
         33627.3          38722.1          15546.2          31945.9
         34698            39611.4          15562.7          32963.1
         33577.1          38247.7          15572.1          31898.2
         34447.1          39190.1          15595.6          32724.7
         35568            40453.3          15612.2          33789.6
         36170.3          41133.8          15628.7          34361.8
         36421.2          41424.1          15645.4          34600.1
         36672.2          42107.4          15662            34838.6
         35952.8          40808.5          15678.7          34155.1
         34748.2          39580.4          15695.4          33010.8
         33665.8          38548.9          15712            31982.5
         33956.9          38578.8          15728.6          32259
         33991.1          38748.9          15745.3          32291.6
         30258.1          34098.6          15761.9          28745.2
         31713.7          34701            15778.6          30128
         31987.6          36701.7          15795.2          30388.2
         31610.9          36504.9          15811.8          30030.4
         32330.1          37400.1          15828.4          30713.6
         31114.3          35266.4          15844.7          29558.6
         31319.8          35644.7          15860.6          29753.8
         34744.6          37967.6          15876.6          33007.4
         33511.7          38333.8          15892.5          31836.1
         34385            39749.7          15908.4          32665.7
         34624.7          40426.3          15924.3          32893.5
         35087.1          40640.5          15940.1          33332.7
         36525.5          42524.9          15955.9          34699.2
         35874.8          41656.2          15971.8          34081
         36354.2          42529.2          15988.4          34536.5
         34951.8          40874.9          16005.3          33204.2
         36385.7          43094.3          16022.2          34566.4
         37349.1          43917.2          16039            35481.7
1999     37416.4          44022            16055.1          35545.5
         37998.9          45315.7          16070.3          36098.9
         37528.4          44587.6          16085.6          35652
         36878.6          44265.8          16100.8          35034.7
         38290.1          45678            16116            36375.6
         37550.8          44639.2          16130.9          35673.2
         37662.8          44161            16145.9          35779.7
         38514.2          45681            16160.8          36588.5
         37438.8          44400.3          16175.8          35566.8
         38693.4          46084.8          16190.8          36758.8
         39522.4          46977.7          16205.8          37546.3
         39298.4          46620.9          16220.8          37333.4
         39432.8          47105.6          16235.9          37461.2
         39276            47511.1          16250.9          37312.2
         40396.2          48872.9          16266            38376.4
         38491.8          46396.3          16281.1          36567.2
         40060.1          48946.8          16296.1          38057.1
         40060.1          48763.6          16311.2          38057.1
         39589.6          48259.2          16326.1          37610.1
         39365.6          48241.4          16341.1          37397.3
         38379.8          47069.9          16356            36460.8
         37954.1          46908.1          16371            36056.4
         39007.1          48097.5          16386.1          37056.8
         37774.8          46648.5          16401.2          35886.1
         38805.5          48642.9          16416.3          36865.2
         38379.8          48017.9          16431.4          36460.8
         40149.8          50189            16447.2          38142.3
         40329            50484.9          16463.6          38312.6
         40530.6          50805            16479.9          38504.1
         39298.4          48654.7          16496.3          37333.4
         38626.2          47954.4          16512.6          36694.9
         37864.4          46873.5          16529            35971.2
         38738.2          48076.1          16545.3          36801.3
         39925.7          49151.8          16561.6          37929.4
         39074.3          47854.8          16578            37120.6
         39679.3          49067.2          16594.7          37695.3
         39253.6          48604.7          16611.6          37290.9
         39074.3          48305.7          16628.5          37120.6
         37438.8          46428.2          16645.4          35566.8
         37864.4          47210            16662.3          35971.2
         38872.7          48329.4          16679.4          36929
         36811.4          45406.1          16696.4          34970.8
         38178.1          46847.8          16713.5          36269.2
         39679.3          49050.8          16730.6          37695.3
         39858.5          49891.7          16747.6          37865.6
         39858.5          50533.3          16764.6          37865.6
         40821.9          51507.3          16781.7          38780.8
         40418.6          51043.7          16798.7          38397.7
         40844.3          51617            16818.4          38802.1
         40351.4          51334.5          16839.2          38333.8
         40149.8          51450.4          16859.9          38142.3
         41090.8          52877.4          16880.7          39036.2
         40373.8          52821            16900.8          38355.1
2000     40844.3          52919.3          16919.2          38802.1
         41583.7          53205.8          16937.6          39504.5
         39836.1          50906.6          16956.1          37844.3
         39836.1          50661.2          16974.5          37844.3
         40104.9          51753            16993.4          38099.7
         39007.1          50520.3          17012.4          37056.8
         37730            48937.8          17031.5          35843.5
         37080.3          49020.7          17050.5          35226.3
         37662.8          50604.7          17069.7          35779.7
         37281.9          50337.9          17088.9          35417.8
         39813.7          53006.3          17108.1          37823
         40732.3          55465.1          17127.3          38695.7
         41673.3          54825.6          17146.8          39589.6
         41762.9          54782.1          17167            39674.8
         39880.9          51042            17187.1          37886.9
         40844.3          52088.6          17207.3          38802.1
         41001.1          53499.1          17227.4          38951.1
         40687.5          51904.7          17248.1          38653.1
         41538.9          52944            17268.8          39461.9
         40754.7          51072.8          17289.4          38717
         41225.2          50256.3          17310            39163.9
         41919.8          53536.6          17331.3          39823.8
         41404.4          52759            17353            39334.2
         42188.6          54230.1          17374.7          40079.2
         42054.2          53121.5          17396.3          39951.5
         42614.3          53652.5          17418.1          40483.6
         42748.7          53886.2          17440.1          40611.3
         42636.7          55171.1          17462.2          40504.9
         42166.2          53494.8          17484.2          40057.9
         41561.9          52283.5          17506.2          39483.8
         42667.2          54066.9          17528.2          40533.8
         43219.8          54525.8          17550.2          41058.8
         43173.8          54826.9          17572.2          41015.1
         43496.1          55372.5          17594.3          41321.3
         42920.5          55628.3          17616.3          40774.4
         42736.3          54487            17638.3          40599.4
         41331.7          52860.7          17660.4          39265.1
         41193.5          52671.3          17682.4          39133.8
         41423.8          52580.1          17704.5          39352.6
         40802.1          51339            17726.8          38762
         40226.4          50346.4          17749.1          38215.1
         41262.6          51132.9          17771.3          39199.5
         42575.1          51249.9          17793.6          40446.3
         42989.5          52489.9          17815.9          40840.1
         41147.5          49534.5          17838.2          39090.1
         40917.2          49228.6          17860.5          38871.3
         41492.9          49472.8          17882.8          39418.2
         40456.7          48603.8          17905.1          38433.9
         41193.5          50641.2          17927.5          39133.8
         40252.3          48543.8          17949.9          38239.7
         40227            47939.8          17972.3          38215.6
         40404.1          48474            17991.6          38383.9


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.










----------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.




AVERAGE ANNUAL TOTAL   RETURN - CLASS A
--------------------------------------------------------------------------------

[Table below represents bar chart in its printed piece]

                                           GAM
                                  NORTH AMERICA      STANDARD &
                        GAM             CLASS A          POOR'S
              NORTH AMERICA      (AFTER MAXIMUM       COMPOSITE
                    CLASS A    SALES LOAD OF 5%)          INDEX

YEAR                      %                   %               %
--------------------------------------------------------------------------------

1 Year                (1.46)              (6.38)          (9.10)
5 Year                17.50               16.30           18.36
10 Years              14.74               14.16           17.47
Since Inception       13.54               13.01           15.43



ANNUAL PERFORMANCE - CLASS A
--------------------------------------------------------------------------------

[Table below represents bar chart in its printed piece]

                                           GAM
                                  NORTH AMERICA      STANDARD &
                        GAM             CLASS A          POOR'S
              NORTH AMERICA      (AFTER MAXIMUM       COMPOSITE
                    CLASS A    SALES LOAD OF 5%)          INDEX

YEAR                      %                   %               %
--------------------------------------------------------------------------------
1996                  24.10               17.89           22.95
1997                  29.41               22.94           33.35
1998                  29.44               22.96           28.76
1999                   9.32                3.85           21.04
2000                  (1.46)              (6.38)          (9.10)




                                        29
                                       ====
                 GAM NORTH AMERICA FUND / REPORT TO SHAREHOLDERS             GAM

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


THE FACTS - CLASS B SHARES
--------------------------------------------------------------------------------

                                                 GAM
                                       North America                  Average
                                 GAM         Class B         S&P      1 Month
                       North America  (with deferred        Comp      Deposit
                             Class B    sales charge)      Index         Rate

31st December, 2000        US$ 15.71                    1,320.28
--------------------------------------------------------------------------------
                                   %               %           %            %
--------------------------------------------------------------------------------
Quarter to December, 2000      (2.34)          (6.78)      (7.82)        1.66
--------------------------------------------------------------------------------
Jan - December, 2000           (2.31)          (6.63)      (9.10)        6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2000       2.63            0.80        4.89         5.89
--------------------------------------------------------------------------------
Since inception*                5.71            4.88        8.91         5.81
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES
--------------------------------------------------------------------------------

                                                 GAM
                                       North America                  Average
                                 GAM         Class C         S&P      1 Month
                       North America  (with deferred        Comp      Deposit
                             Class C    sales charge)      Index         Rate


31st December, 2000        US$ 15.41                    1,320.28
--------------------------------------------------------------------------------
                                   %               %           %            %
--------------------------------------------------------------------------------
Quarter to December, 2000      (2.39)          (3.27)      (7.82)        1.66
--------------------------------------------------------------------------------
Jan - December, 2000           (2.47)          (3.33)      (9.10)        6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2000       2.64            2.64        4.89         5.89
--------------------------------------------------------------------------------
Since inception*                2.40            2.40        6.93         5.82
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 7th July, 1998 for Class C shares.


THE COMMENT

   The Federal Reserve's pre-emptive move to lower the Federal Funds' rate 50 basis points on 3rd January responded to the sharp deceleration in the pace of economic activity in the US in the final quarter of 2000. We believe this pivotal move assures that monetary policy will be aggressively accommodative until it is clear that the economy is responding. We expect a re-acceleration of economic momentum in the second half of the year to an average annual GDP growth rate in the range of 2.5% - 3.5%.

   During the year 2000, the portfolio significantly outperformed the S&P 500 Stock index. Not only are we pleased with the portfolio's relative performance, we are also pleased with broader sector participation that was absent during 1999, whereby capital was inefficiently allocated. Our broadly diversified approach, focusing on the highest quality issues with solid fundamentals, benefited results. In an uncertain and volatile market, inelastic stocks that are not changed by fluctuations in income or confidence should outperform. As such, overweighted positions in consumer staples and health care bolstered relative results. Philip Morris was the best performing security in the portfolio, principally attributable to the fact that investors perceive that any impending litigation has already been discounted into the stock price against a more favorable environment, given President-elect Bush's victory. Health care, specifically pharmaceuticals, outperformed due to their strong and consistent earnings visibility and perceived defensive nature. Financials also benefited results and should continue to outperform as interest rates decline. We expect higher corporate profits for the year and a respectable 11% - 12% profit growth in the portfolio. Our emphasis on businesses with overall higher quality balance sheets, and stronger cash flow, than the S&P composite, should benefit results, as should our underweighting in technology, with the exception of proven industry leaders.


                                        30
                                       ====
                 GAM NORTH AMERICA FUND / REPORT TO SHAREHOLDERS

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2000

                                                      VALUE
   HOLDINGS   DESCRIPTION                               US$
--------------------------------------------------------------------------------
EQUITIES - 97.7%
              AUTOMOBILES & COMPONENTS - 2.3%
     27,132   Ford Motor Company                    635,906
                                                 ----------
                                                    635,906
                                                 ----------
              CAPITAL GOODS - 7.1%
     26,250   General Electric (USA)              1,258,359
      8,350   Honeywell International               395,059
      6,150   Rockwell International                292,894
                                                 ----------
                                                  1,946,312
                                                 ----------
              DIVERSIFIED FINANCIALS - 11.9%
      7,750   American Express                      425,766
    *13,825   Chase Manhattan                       628,173
     17,433   Citigroup                             890,172
      9,250   Fannie Mae                            802,437
      4,950   Goldman Sachs Group                   529,341
                                                 ----------
                                                  3,275,889
                                                 ----------
              ENERGY - 8.9%
     11,150   BP Amoco ADR                          533,806
      6,500   Chevron                               548,844
     15,012   Exxon Mobil                         1,305,106
      1,000   Texaco                                 62,125
                                                 ----------
                                                  2,449,881
                                                 ----------
              FOOD & DRUG RETAILING - 3.0%
     20,100   Walgreen                              840,431
                                                 ----------
                                                    840,431
                                                 ----------
              FOOD BEVERAGE & TOBACCO - 11.3%
     21,000   Coca-Cola                           1,279,687
     15,000   PepsiCo                               743,438
     25,000   Philip Morris                       1,100,000
                                                 ----------
                                                  3,123,125
                                                 ----------
              HOUSEHOLD & PERSONAL PRODUCTS - 4.9%
      6,650   Colgate-Palmolive                     429,258
      2,500   Estee Lauder A                        109,531
      6,750   Gillette                              243,844
      7,250   Procter & Gamble                      568,672
                                                 ----------
                                                  1,351,305
                                                 ----------
              INSURANCE - 2.1%
      4,850   Marsh & McLennan                      567,450
                                                 ----------
                                                    567,450
                                                 ----------
              MEDIA - 4.6%
     *6,000   Fox Entertainment Group A             107,250
      8,250   McGraw-Hill                           483,656
      5,500   Time Warner                           287,320
     *8,450   Viacom B                              395,038
                                                 ----------
                                                  1,273,264
                                                 ----------
              PHARMACEUTICALS & BIOTECHNOLOGY - 21.2%
     11,400   Abbott Laboratories                   552,188
      8,850   Bristol-Myers Squibb                  654,347
      6,000   Eli Lilly                             558,375
      8,500   Johnson & Johnson                     893,031
     14,200   Merck                               1,329,475
     40,750   Pfizer                              1,874,500
                                                 ----------
                                                  5,861,916
                                                 ----------
              RETAILING - 2.2%
     11,350   Wal-Mart Stores                       602,969
                                                 ----------
                                                    602,969
                                                 ----------
              SOFTWARE & SERVICES - 1.3%
     *8,350   Microsoft                             362,181
                                                 ----------
                                                    362,181
                                                 ----------
              TECHNOLOGY HARDWARE & EQUIPMENT - 11.0%
     *2,255   Agilent Technologies                  123,461
    *1,7000   Cisco Systems                         650,250
     *5,000   Conexant Systems                       76,875
      *5500   EMC                                   365,750
     15,000   Hewlett-Packard                       473,437
     30,700   Intel                                 928,675
      5,050   International Business Machines       429,250
                                                 ----------
                                                  3,047,698
                                                 ----------
              TELECOMMUNICATION SERVICES - 5.1%
     12,600   BellSouth                             515,813
     12,564   SBC Communications                    599,931
      5,850   Verizon Communications                293,231
                                                 ----------
                                                  1,408,975
                                                 ----------
              TRANSPORTATION - 0.8%
      3,800   United Parcel Service B               223,488
                                                 ----------
                                                    223,488
                                                 ----------
TOTAL EQUITIES (COST $24,461,984)                26,970,790
                                                 ----------
PREFERRED SHARES - 0.2%
              MEDIA - 0.2%
      1,600   News Pfd (ADR)                         46,500
                                                 ----------
TOTAL PREFERRED SHARES (COST $32,296)                46,500
                                                 ----------
TOTAL INVESTMENTS (COST $24,494,280) - 97.9%     27,017,290
OTHER ASSETS LESS LIABILITIES, NET - 2.1%           591,262
                                                 ----------
TOTAL NET ASSETS - 100.0%                        27,608,552
                                                 ==========

* Non-income producing security.

Glossary of Terms:
ADR - American Depositary Receipt

See notes to financial statements.

--------------------------------------------------------------------------------


                                        31
                                       ====
                GAM NORTH AMERICA FUND / STATEMENT OF INVESTMENTS            GAM

--------------------------------------------------------------------------------


---------------------------- GAMERICA CAPITAL FUND -----------------------------



FUND MANAGEMENT
--------------------------------------------------------------------------------

[Graphic omitted]

GORDON GRENDER, DIRECTOR, HAS BEEN ASSOCIATED WITH GAM SINCE 1983. HE HAS BEEN ACTIVELY INVOLVED IN FUND MANAGEMENT IN NORTH AMERICAN STOCK MARKETS SINCE 1974. HE COMMENCED MANAGEMENT OF GAMERICA CAPITAL FUND ON 12TH MAY, 1995. MR. GRENDER ALSO MANAGES GAMERICA INC., AN OFFSHORE FUND WITH SIMILAR INVESTMENT OBJECTIVES.

   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
--------------------------------------------------------------------------------

                                             GAMerica
                                              Capital
                                       Class A (after                Average
                             GAMerica         maximum         S&P    1 Month
                              Capital      sales load        Comp    Deposit
                              Class A           of 5%)      Index       Rate

31st December, 2000         US$ 22.49           23.67    1,320.28
--------------------------------------------------------------------------------
                                    %               %           %          %
Quarter to December, 2000       (6.06)         (10.76)      (7.82)      1.66
--------------------------------------------------------------------------------
Jan - December, 2000             6.54            1.22       (9.10)      6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
3 years to December, 2000       21.52           19.46       12.31       5.82
--------------------------------------------------------------------------------
5 years to December, 2000       23.86           22.59       18.36       5.69
--------------------------------------------------------------------------------
Since inception                 21.18           20.08       19.76       5.72
--------------------------------------------------------------------------------

   Performance  is calculated on a total return basis.  Class A inception was on
12th May 1995, Class B and Class C on 26th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                        32
                                       ====
                     GAMERICA CAPITAL FUND / FUND MANAGEMENT

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


[Table below represents line chart in its printed piece]

                                                             GAMerica
                     Standard & Poor's      Average            Capital
       GAMerica          Composite          1 Month        (after maximum
       Capital            Index           Deposit Rate    sales load of 5%)
     -------------   ----------------     ------------    -----------------
1995     10000             10000             10000             10000
         10006             9883.96           10011.4           9505.7
         9943              9973.88           10022.8           9445.85
         9946              10147.6           10034.1           9448.7
         9952              10065.5           10045.5           9454.4
         9958              10297.3           10057             9460.1
         9964              10490.9           10068.4           9465.8
         9970              10401.3           10079.8           9471.5
         9976              10628.3           10091.2           9477.2
         9982              10700.7           10102.9           9482.9
         9990              10585.9           10114.5           9490.5
         9997              10769             10126.1           9497.15
         10002             10697.8           10137.7           9501.9
         10007             10629.7           10148.8           9506.65
         10121             10713.3           10159.8           9614.95
         10153             10735.5           10170.9           9645.35
         10190             10812.3           10181.9           9680.5
         10241             10987             10193.2           9728.95
         10282             11197.1           10204.4           9767.9
         10246             11171.1           10215.6           9733.7
         10244             11227.8           10226.8           9731.8
         10209             11196             10238.1           9698.55
         10250             11239.9           10249.2           9737.5
         10217             11301.9           10260.4           9706.15
         10233             11157.8           10271.6           9721.35
         10491             11372.3           10282.7           9966.45
         10458             11418.9           10293.8           9935.1
         10529             11565.8           10304.9           10002.5
         10406             11569.2           10316             9885.7
         10480             11709.6           10327.1           9956
         10383             11917.5           10338.4           9863.85
         10075             11900.7           10349.6           9571.25
         10050             11821.4           10360.9           9547.5
         10137.3           11903.4           10372.2           9630.45
1996     9935.18           11923.7           10383.4           9438.42
         9783.58           11640.9           10394.4           9294.4
         9581.44           11840             10405.3           9102.36
         9813.9            12034.9           10416.3           9323.2
         9864.43           12315.5           10427.2           9371.21
         9874.54           12718.6           10437.7           9380.81
         9985.72           12561.3           10448.2           9486.43
         10268.7           12782             10458.7           9755.28
         10268.7           12502             10469.2           9755.28
         10228.3           12296.3           10479.5           9716.87
         10662.9           12455.6           10489.8           10129.7
         10723.5           12639.5           10500.1           10187.3
         10844.8           12545.3           10510.4           10302.6
         11208.7           12752.1           10520.7           10648.2
         10865             12385.1           10531.2           10321.8
         11047             12553.1           10541.6           10494.6
         11612.9           12721.9           10552.1           11032.3
         11481.5           12496.9           10562.5           10907.5
         11623             12706.1           10573.1           11041.9
         11845.4           13039.4           10583.6           11253.1
         12714.6           13232.1           10594.1           12078.9
         12623.6           13054.5           10604.6           11992.5
         12744.9           13141.8           10615.1           12107.7
         12563             13001.6           10625.7           11934.8
         12552.9           13026.5           10636.2           11925.2
         12704.5           13106.2           10646.8           12069.3
         12583.2           12853.8           10657.3           11954
         12249.7           12639.2           10668.1           11637.2
         12037.4           12498.8           10678.8           11435.6
         11997             12449             10689.5           11397.2
         12482.2           12975.4           10700.3           11858
         12704.5           12973.4           10711             12069.3
         12805.6           13039.9           10721.8           12165.3
         12593.3           13081.2           10732.6           11963.7
         12704.5           12791.6           10743.3           12069.3
         12411.4           12869.6           10754.1           11790.8
         12684.3           13363.3           10764.9           12050.1
         12775.2           13496.4           10764.9           12136.5
         12502.4           13485.5           10791             11877.2
         12664.1           13791.2           10797.2           12030.9
         12704.5           13781.2           10808             12069.3
         12552.9           13986.7           10818.9           11925.2
         12209.3           13797.4           10829.8           11598.8
         11986.9           13859.1           10840.7           11387.6
         12037.4           14397.5           10851.2           11435.6
         12037.4           14537.2           10861.7           11435.6
         11805             14761.8           10872.2           11214.7
         11815.1           14931             10882.8           11224.3
         11653.4           14592.9           10893.3           11070.7
         11602.8           14382.2           10904.4           11022.7
         11663.5           14787.3           10915.5           11080.3
         11838.8           14949.6           10926.6           11246.8
1997     11982.9           14782.2           10937.7           11383.7
         12193.5           15014.7           10948.9           11583.8
         11916.4           15350             10960.1           11320.6
         11982.9           15243.9           10971.3           11383.7
         12437.4           15559.1           10982.5           11815.5
         12415.2           15632.2           10993.7           11794.4
         12537.1           16012.6           11005             11910.3
         12382             15885.4           11016.3           11762.8
         11927.5           15674.1           11027.5           11331.1
         11883.1           15960.4           11038.8           11289
         11705.8           15732.2           11050             11120.5
         11606             15558             11061.3           11025.7
         11340             15360.9           11072.5           10773
         10763.5           15049.4           11083.8           10225.4
         10896.6           14653             11095.6           10351.7
         11151.5           15228.7           11107.4           10593.9
         11007.4           15215.2           11119.3           10457
         11517.3           16167.5           11131.1           10941.5
         11816.6           16408.3           11143             11225.8
         11883.1           16513.1           11154.8           11289
         12182.4           16862.9           11166.7           11573.3
         12603.7           16893.7           11178.6           11973.5
         12503.9           17093.5           11190.5           11878.7
         12936.2           17802.2           11202.4           12289.4
         13113.6           17916.4           11214.3           12457.9
         13545.9           17695.1           11226.3           12868.6
         13789.7           18291.8           11238.2           13100.2
         14044.7           18293             11250.1           13342.5
         13944.9           18271.3           11262             13247.7
         14244.2           18746.2           11274             13532
         14543.5           18918.8           11285.9           13816.3
         14654.4           18652.9           11297.8           13921.7
         14643.3           18004.6           11309.7           13911.1
         14752.9           18465             11321.6           14015.3
         15001.1           17989.3           11333.5           14251
         15384.6           18586.9           11345.4           14615.3
         15926             18490             11357.5           15129.7
         16388.4           19028.4           11369.5           15569
         17110.2           18928.4           11381.5           16254.7
         17155.4           19331.1           11393.5           16297.6
         17031.3           19376.1           11405.7           16179.7
         16726.8           18924.6           11417.9           15890.4
         17076.4           18879.9           11430             16222.6
         16670.4           18343.9           11442.2           15836.8
         16591.4           18608.4           11454.3           15761.8
         16320.7           18631.2           11466.5           15504.7
         16760.6           19334.6           11478.8           15922.6
         16670.4           19186.2           11491             15836.8
         17121.5           19762.4           11503.2           16265.4
         16410.9           19157.6           11516.1           15590.4
         16048.3           19030.7           11529             15245.9
         16011.6           18829.2           11541.9           15211
1998     16477.4           19611.1           11554.8           15653.6
         16391.6           18664.5           11568.1           15572
         17139.5           19351             11581.4           16282.5
         17249.8           19278.1           11594.7           16387.3
         17335.6           19741             11608             16468.9
         17936.4           20401.6           11621.2           17039.6
         18353.2           20561.5           11633.4           17435.6
         18610.7           20852.3           11645.6           17680.2
         18904.9           21163.6           11657.8           17959.7
         18819.1           21297.9           11670             17878.2
         19015.3           21564.7           11682.5           18064.5
         19542.4           22187.5           11694.9           18565.3
         20020.6           22118.6           11707.3           19019.6
         20584.5           22675.2           11719.8           19555.3
         20474.2           22541.1           11732.3           19450.5
         21124             22688.1           11744.8           20067.8
         21295.6           22394.7           11757.3           20230.8
         21160.8           22665.8           11769.8           20102.7
         20768.4           22412.1           11782.4           19730
         20645.8           22430.2           11795.1           19613.6
         20498.7           22471.6           11807.7           19473.8
         20621.3           22080.1           11820.3           19590.2
         20265.8           22552.9           11832.9           19252.5
         19996.1           22255             11845.5           18996.3
         20118.7           22297.8           11858             19112.7
         20547.8           22963.5           11870.5           19520.4
         20976.9           23237.7           11883.1           19928
         21099.5           23607             11895.8           20044.5
         21393.7           24067.9           11908.5           20324
         20817.5           23142.1           11921.1           19776.6
         20106.4           22739.9           11933.8           19101.1
         19983.8           22112.6           11946.5           18984.6
         19443.8           21576.9           11959.1           18471.7
         19294.2           21958.5           11971.8           18329.5
         18084.4           20865.7           11984.4           17180.2
         17772.6           19790             11997.1           16884
         18071.9           20511             12009.8           17168.3
         18084.4           20741.5           12022.4           17180.2
         18121.8           21249.2           12035             17215.7
         17435.9           20398.1           12047.6           16564.1
         16375.7           20056.8           12059.8           15557
         17236.3           21531.2           12071.9           16374.5
         17685.3           21828.2           12084             16801
         18708             22405.7           12096.1           17772.6
         19132.1           23275.8           12108.2           18175.4
         19369             22970.3           12120.2           18400.6
         19556.1           23748.8           12132.3           18578.3
         21701.3           24342.7           12144.3           20616.2
         20267             24030.8           12156.7           19253.7
         20267             23827.2           12169.5           19253.7
         19903.2           24274.3           12182.3           18908.1
         21565             25062.2           12195.1           20486.7
1999     21502             25129.2           12208             20426.9
         21967.8           26073.2           12219.5           20869.4
         21993             25428.6           12231.1           20893.3
         21841.9           25065.3           12242.7           20749.8
         21967.8           26185.8           12254.2           20869.4
         21753.8           25368.7           12265.7           20666.1
         21275.4           25185.3           12277             20211.6
         21111.8           25378             12288.4           20056.2
         21174.7           25366.3           12299.8           20116
         20973.3           26133.7           12311.2           19924.6
         21489.4           26532.1           12322.6           20414.9
         21627.9           26635             12334.1           20546.5
         21565             26303.5           12345.5           20486.7
         21955.2           26534             12356.9           20857.5
         22559.5           27661.5           12368.4           21431.5
         22962.3           27066             12379.8           21814.2
         23025.3           27849.3           12391.3           21874
         23163.8           27411             12402.8           22005.6
         23528.8           27619.2           12414.2           22352.4
         23818.4           27477.8           12425.5           22627.5
         24145.7           27330.1           12436.9           22938.4
         23893.9           26752.1           12448.3           22699.2
         24082.8           27291.2           12459.7           22878.6
         23856.2           26596.6           12471.2           22663.3
         24309.4           27614.8           12482.7           23093.9
         24359.7           27055.1           12494.2           23141.7
         25505.3           28623.3           12505.8           24230.1
         26034.1           28878             12518.2           24732.3
         26323.6           29203.7           12530.7           25007.4
         25656.4           27937.2           12543.1           24373.6
         25883             27362.6           12555.6           24588.8
         25561.9           26783.6           12568             24283.8
         25664.4           27354.5           12580.4           24381.2
         25433.8           27545.2           12592.9           24162.1
         25177.6           27792             12605.3           23918.7
         25087.8           27983.5           12617.8           23833.5
         25100.7           27875             12630.7           23845.6
         24908.5           27546.8           12643.5           23663.1
         24690.7           26355.6           12656.4           23456.1
         24985.3           26474.7           12669.2           23736.1
         25433.8           27579.6           12682.2           24162.1
         24921.3           25756.6           12695.2           23675.2
         24767.5           26883.5           12708.2           23529.2
         24998.2           28155.8           12721.1           23748.2
         25113.5           28313.6           12734.1           23857.8
         25536.3           28854.1           12747             24259.5
         25715.7           29397.1           12760             24429.9
         25485.1           29292.5           12773             24210.8
         25446.6           29643.9           12786.7           24174.3
         25638.8           29314.1           12802.5           24356.9
         25728.7           29403.5           12818.3           24442.3
         26556.2           30182.3           12834.1           25228.4
2000     27732.7           30414.8           12849.9           26346.1
         26646.7           29846.5           12864.2           25314.3
         26957             30343.8           12878.2           25609.1
         27189.7           29857.7           12892.2           25830.2
         26375.2           28182             12906.2           25056.4
         26737.2           29519.2           12920.5           25400.3
         26556.2           28753.9           12934.9           25228.4
         26181.2           27909.7           12949.4           24872.2
         25741.6           27652.3           12963.8           24454.6
         26801.8           29231.4           12978.4           25461.7
         27189.7           28945.7           12993             25830.2
         27913.7           30392.8           13007.6           26518
         28702.4           31707             13022.2           27267.3
         28754.1           31114.2           13036.9           27316.4
         28702.4           31489.8           13052.1           27267.3
         25664.1           28177.7           13067.4           24380.9
         26969.9           29803.8           13082.8           25621.4
         27073.3           30182.2           13098.1           25719.7
         27319             29777.5           13113.6           25953
         27448.3           29541.5           13129.3           26075.8
         27474.1           29257             13145             26100.4
         26776             28661.7           13160.8           25437.2
         28935.1           30733             13176.6           27488.3
         29038.5           30316.9           13193.1           27586.6
         29478.1           30479.8           13209.6           28004.2
         30021.1           30007.9           13226.1           28520.1
         30370.2           30287.6           13242.6           28851.7
         30590             30800.2           13259.3           29060.5
         31456.3           31454.2           13276             29883.4
         31223.5           30840             13292.8           29662.4
         30396.1           29589.9           13309.5           28876.3
         30616.1           30493.4           13326.2           29085.3
         31349.4           30685.6           13343             29782
         31061.3           31106.6           13359.8           29508.3
         31637.5           31420.3           13376.5           30055.6
         32593.5           31725.5           13393.3           30963.8
         32816.1           31184             13410             31175.3
         32842.3           30591.7           13426.8           31200.2
         31284             30241.3           13443.6           29719.8
         31454.2           29992.9           13460.4           29881.5
         30157.8           29424.6           13477.3           28649.9
         30707.8           28703.7           13494.2           29172.4
         31480.4           29185.7           13511.1           29906.4
         30773.2           28829.7           13528.1           29234.6
         30655.4           29820.6           13545             29122.6
         29450.7           28557.9           13562             27978.1
         29516.1           28600.5           13578.9           28040.3
         28887.6           28064.2           13595.9           27443.2
         28350.7           27515.5           13612.8           26933.1
         29542.3           28665.5           13629.9           28065.2
         28638.8           27463.4           13646.9           27206.8
         28772.2           27340.5           13664             27333.6
         29547.4           27646.5           13681             28070
         29547.4           27646.5           13685.9           28070


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.








--------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A
--------------------------------------------------------------------------------

[Table below represents bar chart in its printed piece]

                                            GAMERICA
                                             CAPITAL       STANDARD &
                                             CLASS A           POOR'S
                      GAMERICA        (AFTER MAXIMUM        COMPOSITE
                       CAPITAL      SALES LOAD OF 5%)           INDEX

YEAR                         %                     %                %
--------------------------------------------------------------------------------
1 Year                    6.54                  1.22            (9.10)
3 Years                  21.52                 19.46            12.31
5 Years                  23.86                 22.59            18.36
Since Inception          21.18                 20.08            19.76




ANNUAL PERFORMANCE - CLASS A
--------------------------------------------------------------------------------

[Table below represents bar chart in its printed piece]

                                            GAMERICA
                                             CAPITAL       STANDARD &
                      GAMERICA               CLASS A           POOR'S
                       CAPITAL        (AFTER MAXIMUM        COMPOSITE
                       CLASS A      SALES LOAD OF 5%)           INDEX
YEAR                         %                     %                %
--------------------------------------------------------------------------------
1996                     18.31                 12.40            22.95
1997                     37.28                 30.41            33.35
1998                     30.59                 24.06            28.76
1999                     28.97                 22.52            21.04
2000                      6.54                  1.22            (9.10)



                                        33
                                       ====
                 GAMERICA CAPITAL FUND / REPORT TO SHAREHOLDERS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


THE FACTS - CLASS B SHARES
--------------------------------------------------------------------------------

                                             GAMerica
                                              Capital                  Average
                              GAMerica        Class B         S&P      1 Month
                               Capital (with deferred        Comp      Deposit
                               Class B   sales charge)      Index         Rate

31st December, 2000          US$ 22.46                   1,320.28
--------------------------------------------------------------------------------
                                     %              %           %            %
--------------------------------------------------------------------------------
Quarter to December, 2000        (6.22)        (10.89)      (7.82)        1.66
--------------------------------------------------------------------------------
Jan - December, 2000              5.97           0.97       (9.10)        6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2000        16.32          14.59        4.89         5.89
--------------------------------------------------------------------------------
Since inception*                 14.51          13.57        8.91         5.81
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES
--------------------------------------------------------------------------------


                                             GAMerica
                                              Capital                  Average
                              GAMerica        Class C         S&P      1 Month
                               Capital (with deferred        Comp      Deposit
                               Class C   sales charge)      Index         Rate

31st December, 2000          US$ 22.30                   1,320.28
--------------------------------------------------------------------------------
                                     %              %           %            %
Quarter to December, 2000        (6.19)         (7.12)      (7.82)        1.66
--------------------------------------------------------------------------------
Jan - December, 2000              5.81           4.81       (9.10)        6.51
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2000        16.35          16.35        4.89         5.89
--------------------------------------------------------------------------------
Since inception*                 14.20          14.20        8.91         5.81
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B and Class C shares.


THE COMMENT

   Measured by the Standard &Poor's Composite index the US stockmarket fell by 9.10% in 2000 and by 6.18% measured by the less technology weighted Dow Jones Industrial Average. The NASDAQ index, however, reversed the exceptional gains of 1999 and early 2000 and fell by 33.76% to return to its level of early 1999. The Class A net asset value per share of the fund rose by 6.54% during the year, which compares with the fall of 9.10% in the fund's benchmark, the S&P 500 index.

   In our last year-end comment, while we expressed the belief that there were "considerable risks inherent in the public's love affair with high technology" we did not anticipate the almost total collapse of the share prices of so many companies. Fortunately we largely avoided these companies and maintained a fairly high level of liquidity, which helped the fund's relative performance.

   Whilst earnings for 2000 exceeded analysts' earlier estimates, expectations for 2001 have dropped sharply and as a result the price estimated earnings ratio for 2000 for the S&P Composite index has dropped to 25 times from 28 times at the same time last year. The price estimated earnings ratio of 95 for the NASDAQ index reflects the fact that so many loss-making companies are included in the index. While we remain enthusiastic about the prospects for the US in the longer term, the next six months could well see negative growth. Energy prices are still relatively high, consumer confidence, evidenced by Christmas retail sales, has weakened and many companies are reporting disappointing fourth quarter earnings.

   We will continue, as we have in the past, to try to identify reasonably priced stocks for the fund.







                                        34
                                       ====
                  GAMERICA CAPITAL FUND / REPORT TO SHAREHOLDERS             GAM

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2000

                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
--------------------------------------------------------------------------------
BONDS - 0.1%

              TELECOMMUNICATION SERVICES - 0.1%
              Globalstar LP/Capital 11.38%
 ++$663,000    2004-02-15                            69,615
                                                 ----------
TOTAL BONDS (COST $455,010)                          69,615
                                                 ----------
EQUITIES - 59.5%
              AUTOMOBILES & COMPONENTS - 0.9%
   *130,000   Keystone Automotive Industries        910,000
                                                 ----------
                                                    910,000
                                                 ----------
              CAPITAL GOODS - 8.7%
     40,000   Gerber Scientific                     342,500
   *152,000   Power-One                           5,975,500
    *26,400   Titan                                 429,000
    *63,000   Trex                                1,586,812
                                                 ----------
                                                  8,333,812
                                                 ----------
              COMMERCIAL SERVICES & SUPPLIES - 0.1%
    *27,000   Professional Staff ADR                148,500
                                                 ----------
                                                    148,500
                                                 ----------
              CONSUMER DURABLES & APPAREL - 1.3%
   *200,000   Foamex International                1,075,000
     *9,765   Palm Harbor Homes                     153,799
                                                 ----------
                                                  1,228,799
                                                 ----------
              DIVERSIFIED FINANCIALS - 5.2%
     32,000   Bear Stearns Companies              1,622,000
    129,000   Morgan Keegan                       3,418,500
                                                 ----------
                                                  5,040,500
                                                 ----------
              ENERGY - 10.6%
   *300,000   Abraxas Petroleum                   1,312,500
    *80,000   Barrett Resources                   4,545,000
     20,000   Burlington Resources                1,010,000
   *100,000   Tom Brown                           3,287,500
                                                 ----------
                                                 10,155,000
                                                 ----------
              FOOD BEVERAGE & TOBACCO - 2.3%
    105,000   Delta & Pine Land                   2,198,437
                                                 ----------
                                                  2,198,437
                                                 ----------
              HEALTH CARE EQUIPMENT & SERVICES - 0.1%
     *4,500   Clintrials Research                    23,344
     *7,800   Sierra Health Services                 29,640
                                                 ----------
                                                     52,984
                                                 ----------
              INSURANCE - 12.0%
     31,000   American General                    2,526,500
     35,000   Chubb                               3,027,500
     85,000   ESG Re                                156,723
    122,500   Scottish Annuity & Life Holdings    1,468,089
     50,000   XL Capital A                        4,368,750
                                                 ----------
                                                 11,547,562
                                                 ----------
              MEDIA - 0.9%
    *40,000   Edgar Online                           63,752
    *30,800   Pegasus Communications A              793,100
                                                 ----------
                                                    856,852
                                                 ----------
              PHARMACEUTICALS & BIOTECHNOLOGY - 6.9%
     27,200   American Home Products              1,728,560
    *54,000   Glycodesign                           396,000
    *66,400   Neopharm                            2,514,900
     33,000   Pharmacia                           2,013,000
                                                 ----------
                                                  6,652,460
                                                 ----------
              REAL ESTATE - 1.2%
    *80,000   Fairfield Communities               1,125,000
                                                 ----------
                                                  1,125,000
                                                 ----------
              RETAILING - 4.5%
    *24,000   Best Buy                              709,500
     94,250   Fred's A                            1,985,141
     16,800   Intimate Brands A                     252,000
    *12,500   Jumbosports                                25
     *7,500   Party City                             24,000
   *200,000   United Auto Group                   1,337,500
                                                 ----------
                                                  4,308,166
                                                 ----------
              SOFTWARE & SERVICES - 1.1%
    *50,000   Retalix                               600,000
   *100,000   Serviceware Technology                473,440
                                                 ----------
                                                  1,073,440
                                                 ----------
              TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
    *20,000   Advanced Power Technologies           252,500
    *89,000   I-Link                                 69,527
    *35,000   Optibase                              231,875
   *315,000   Sheldahl                              630,000
   *164,250   TrueTime                              369,562
                                                 ----------
                                                  1,553,464
                                                 ----------
              TELECOMMUNICATION SERVICES - 1.5%
    *84,000   Liberty Satellite & Technology        265,121
    *87,000   Worldcom                            1,218,000
                                                 ----------
                                                  1,483,121
                                                 ----------
              TRANSPORTATION - 0.6%
   *100,000   USA Truck                             550,000
                                                 ----------
                                                    550,000
                                                 ----------
TOTAL EQUITIES (COST $42,824,086)                57,218,097
                                                 ----------
TIME DEPOSIT - 39.5%
              UNITED STATES - 39.5%
$38,000,187   Wachovia Bank
               5.25%, 2001-01-02                 38,000,187
                                                 ----------
TOTAL TIME DEPOSIT (COST $38,000,187)            38,000,187
                                                 ----------

TOTAL INVESTMENTS (COST $81,279,283) - 99.1%     95,287,899
OTHER ASSETS LESS LIABILITIES, NET - 0.9%           865,192
                                                 ----------
TOTAL NET ASSETS - 100.0%                        96,153,091
                                                 ==========

*   Non-income producing security.
++  Illiquid security.

Glossary of Terms:
ADR - American Depositary Receipt

See notes to financial statements.

--------------------------------------------------------------------------------

                                        35
                                       ====
                GAMERICA CAPITAL FUND / STATEMENT OF INVESTMENTS             GAM

Statements of Assets and Liabilities

================================================================================


AS AT 31ST DECEMBER, 2000


                                                                   GAM              GAM
                                                                  GLOBAL       INTERNATIONAL
                                                           -----------------------------------
ASSETS (IN US$)
Investments in securities at value                            $40,790,034     $494,380,145
Cash - U.S. and foreign currencies                              1,316,211       59,701,575
Receivables:
   Securities sold                                              1,378,343       15,222,597
   Capital shares sold                                            107,920          458,050
   Dividends, interest and other                                   40,918        2,002,260
Net equity in foreign currency exchange contracts (Note 6)             --        3,304,651
Other assets                                                       15,299          101,964
                                                              -----------     ------------
TOTAL ASSETS                                                   43,648,725      575,171,242
                                                              -----------     ------------

LIABILITIES
Due to Custodian                                                       87               --
Payables:
   Securities purchased                                                --               --
   Capital shares redeemed                                      1,340,453       23,617,557
Net equity in foreign currency exchange contracts (Note 6)             --       11,457,511
Accrued management fee                                            113,212        1,506,534
Accrued distribution fee                                           42,648          583,028
Accrued expenses and other                                        106,340        1,032,638
                                                              -----------     ------------
TOTAL LIABILITIES                                               1,602,740       38,197,268
                                                              -----------     ------------
NET ASSETS                                                    $42,045,985     $536,973,974
                                                              ===========     ============

SOURCE OF NET ASSETS
Net capital paid in on shares of capital stock (Note 4)       $39,913,602     $581,508,980
Accumulated net investment income/(loss)                               --      (17,683,513)
Accumulated net realized gains/(losses)                          (137,661)     (33,614,520)
Net unrealized appreciation/(depreciation)                      2,270,044        6,763,027
                                                              -----------     ------------
NET ASSETS                                                    $42,045,985     $536,973,974
                                                              ===========     ============

CLASS A SHARES OUTSTANDING                                      1,783,548       21,959,390
CLASS A NET ASSETS                                            $31,269,054     $439,587,026
Net asset value and redemption value per share (Note 4)            $17.53           $20.02
Offering price per share (100/95 x net asset value per
share reduced on sales of $100,000 or more)                        $18.45           $21.07
CLASS B SHARES OUTSTANDING                                        315,234        1,745,336
CLASS B NET ASSETS                                             $5,517,014      $35,401,259
Net asset value and offering price per share (Note 4)              $17.50           $20.28
CLASS C SHARES OUTSTANDING                                        195,862        1,355,214
CLASS C NET ASSETS                                             $3,433,809      $27,746,405
Net asset value and offering price per share (Note 4)              $17.53           $20.47
CLASS D SHARES OUTSTANDING                                        105,219        1,720,724
CLASS D NET ASSETS                                             $1,826,108      $34,239,284
Net asset value and redemption value per share (Note 4)            $17.36           $19.90
Offering price per share (100/96.5 x net asset value
per share reduced on sales of $100,000 or more)                    $17.99           $20.62

Identified cost of investments                                $38,518,678     $479,372,074
Identified cost of foreign currency                                    --               --




See notes to financial statements.

                                       36
                                      ====
              GAM FUNDS INC / STATEMENTS OF ASSETS AND LIABILITIES

================================================================================


         GAM              GAM                            GAM
       PACIFIC           JAPAN            GAM           NORTH         GAMERICA
        BASIN           CAPITAL          EUROPE        AMERICA        CAPITAL
------------------------------------------------------------------------------

    $19,036,073      $20,396,760      $28,176,174   $27,017,290     $95,287,899
        658,631        3,219,702          827,010     1,268,422              --
             --               --               --            --              --
        404,756        1,000,000          354,508           --               --
         11,487           34,036          116,748        53,925       1,281,135
          9,059            9,693           82,885        22,101          54,401
             --               --               --            --              --
         13,794           11,846           12,305        11,377          11,527
   ------------     ------------     ------------   -----------    ------------
     20,133,800       24,672,037       29,569,630    28,373,115      96,634,962
   ------------     ------------     ------------   -----------    ------------



        108,739          524,256               --            --              --

        404,650        1,002,972          217,000       358,714              --
        417,134        1,976,952          287,618       258,711          79,169
             --               --               --            --              --
         63,874           84,096           76,157        67,971         227,985
         15,351           24,834           26,483        28,740          84,501
         83,532           76,538          102,994        50,427          90,216
   ------------     ------------     ------------   -----------    ------------
      1,093,280        3,689,648          710,252       764,563         481,871
   ------------     ------------     ------------   -----------    ------------
    $19,040,520      $20,982,389      $28,859,378   $27,608,552     $96,153,091
   ============     ============     ============   ===========    ============



    $38,106,675      $26,950,633      $28,465,783   $25,070,220     $82,627,669
       (578,675)        (363,118)         (22,411)           --          (6,038)
    (15,991,334)        (966,547)        (676,515)       15,322        (477,156)
     (2,496,146)      (4,638,579)       1,092,521     2,523,010      14,008,616
   ------------     ------------     ------------   -----------    ------------
    $19,040,520      $20,982,389      $28,859,378   $27,608,552     $96,153,091
   ============     ============     ============   ===========    ============

      1,561,650        2,539,622        1,980,823     1,336,676       3,114,071
    $14,951,590      $18,903,830      $24,127,147   $21,344,328     $70,045,607
          $9.57            $7.44           $12.18        $15.97          $22.49
         $10.07            $7.83           $12.82        $16.81          $23.67
        276,838          189,756          322,458       227,123         615,903
     $2,779,604       $1,472,627       $3,889,101    $3,567,919     $13,833,422
         $10.04            $7.76           $12.06        $15.71          $22.46
         52,329           76,881           72,340       174,998         550,479
       $455,013         $605,932         $843,130    $2,696,305     $12,274,062
          $8.70            $7.88           $11.66        $15.41          $22.30
         91,548
       $854,313
          $9.33

          $9.67

    $21,522,755      $24,967,751      $27,091,633   $24,494,280     $81,279,283
        668,185        3,284,076          334,697            --              --



                                       37
                                      ====
               GAM FUNDS INC / STATEMENT OF ASSETS AND LIABILITIES           GAM

Statements of Operations


================================================================================



FOR THE YEAR ENDED 31ST DECEMBER, 2000

                                                              GAM                GAM
                                                             GLOBAL         INTERNATIONAL
                                                       -------------------------------------
INVESTMENT INCOME (IN US$)
Dividends (Note 5)                                        $     440,044     $   8,708,557
Interest (Note 5)                                                65,556         1,415,769
                                                          -------------     -------------
                                                                505,600        10,124,326
                                                          -------------     -------------
EXPENSES
Investment advisory fee (Note 2)                                637,339         9,649,867
Custodian fees and expenses                                      84,470           936,192
Transfer agent fees and expenses                                143,130         1,512,212
Shareholder servicing fees - Class A                             13,788           629,496
Shareholder servicing fees - Class B                              3,633            20,404
Shareholder servicing fees - Class C                              2,544            25,286
Shareholder servicing fees - Class D                                910            18,087
Distribution Fee - Class A (Note 2)                             143,235         2,385,492
Distribution Fee - Class B (Note 2)                              71,496           524,783
Distribution Fee - Class C (Note 2)                              53,329           515,024
Distribution Fee - Class D (Note 2)                              17,178           321,974
Professional fees                                                28,996            56,492
Administrative expenses                                          86,068           867,546
Printing                                                         43,607           495,357
Amortization of organization costs                                   --                --
Filing fees                                                      42,595            71,954
Other                                                            23,526            94,785
                                                          -------------     -------------
Total operating expenses                                      1,395,844        18,124,951
Interest expense                                                 75,122           931,271
                                                          -------------     -------------
Total expenses                                                1,470,966        19,056,222
                                                          -------------     -------------
Net investment income/(loss)                                   (965,366)       (8,931,896)
                                                          -------------     -------------

REALIZED AND UNREALIZED GAIN/(LOSS)
FROM INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) from:
   Securities and futures                                     5,110,996        52,791,614
   Foreign currency transactions                               (368,994)       28,715,230
                                                          -------------     -------------
                                                              4,742,002        81,506,844
                                                          -------------     -------------
Unrealized appreciation/(depreciation) for the period:
   Securities and futures                                   (17,745,938)     (327,807,235)
   Foreign currency translation of assets and
     liabilities other than investments                            (670)      (31,285,771)
                                                          -------------     -------------
                                                            (17,746,608)     (359,093,006)
                                                          -------------     -------------
Net gain/(loss) on investments and foreign currencies       (13,004,606)     (277,586,162)
                                                          -------------     -------------

Net increase/(decrease) on net assets from operations     $ (13,969,972)    $(286,518,058)
                                                          =============     =============




See notes to financial statements.


                                       38
                                      ====
                    GAM FUNDS INC / STATEMENTS OF OPERATIONS

================================================================================



        GAM            GAM                             GAM
      PACIFIC         JAPAN             GAM           NORTH           GAMERICA
       BASIN         CAPITAL           EUROPE        AMERICA          CAPITAL
  ------------------------------------------------------------------------------

  $    568,339     $    269,485     $   377,756     $   418,129     $   500,305
        62,315           29,004          91,255          20,986       1,119,920
  ------------     ------------     -----------     -----------     -----------
       630,654          298,489         469,011         439,115       1,620,225
  ------------     ------------     -----------     -----------     -----------


       378,878          483,283         289,252         308,873         792,475
        97,884          131,668         152,983          24,803          30,971
        74,127           51,290          42,395          45,562         110,701
        16,760           30,561          18,447          15,048          49,074
         2,381              756             510             667           2,955
           387              330             153           2,159           2,066
           238               --              --              --              --
        93,921          133,134          76,157          72,183         173,348
        43,686           23,229          27,911          33,512         110,463
         9,847           15,788           7,597          34,607         104,672
         5,942               --              --              --              --
        18,566           19,063          26,375          19,371          11,771
        66,424           71,580          48,492          50,278          96,754
        18,007           12,798           7,743          10,168          34,656
          --               --              --              --             2,628
        38,601           31,596          30,656          32,356          30,532
        20,716           18,171          18,225          18,709          18,125
  ------------     ------------     -----------     -----------     -----------
       886,365        1,023,247         746,896         668,296       1,571,191
         8,636           15,093           9,390           9,053              --
  ------------     ------------     -----------     -----------     -----------
       895,001        1,038,340         756,286         677,349       1,571,191
  ------------     ------------     -----------     -----------     -----------
      (264,347)        (739,851)       (287,275)       (238,234)         49,034
  ------------     ------------     -----------     -----------     -----------




     2,925,437        8,313,008       4,668,534       3,408,226         218,405
       (61,784)        (493,619)       (246,060)             --          (6,038)
  ------------     ------------     -----------     -----------     -----------
     2,863,653        7,819,389       4,422,474       3,408,226         212,367
  ------------     ------------     -----------     -----------     -----------

   (14,693,140)     (24,243,261)     (3,733,865)     (3,718,831)      3,356,513

        (4,991)         (99,898)          3,929              --              --
  ------------     ------------     -----------     -----------     -----------
   (14,698,131)     (24,343,159)     (3,729,936)     (3,718,831)      3,356,513
  ------------     ------------     -----------     -----------     -----------
   (11,834,478)     (16,523,770)        692,538        (310,605)      3,568,880
  ------------     ------------     -----------     -----------     -----------

  $(12,098,825)    $(17,263,621)    $   405,263     $  (548,839)    $ 3,617,914
  ============     ============     ===========     ===========     ===========








                                       39
                                      ====
                    GAM FUNDS INC / STATEMENTS OF OPERATIONS                 GAM

Statements of Changes in Net Assets


================================================================================


                                           GAM GLOBAL                        GAM INTERNATIONAL               GAM PACIFIC BASIN
                                      -------------------------------  -----------------------------  ------------------------------

YEAR ENDED 31ST DECEMBER                     2000          1999              2000             1999          2000         1999
                                             ----          ----              ----             ----          ----         ----
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income/(loss)            $  (965,366)   $  (1,031,701) $   (8,931,896) $    11,844,943   $   (264,347) $   (192,780)
Net realized gain/(loss)                   4,742,002       9,836,694      81,506,844       17,788,379      2,863,653     3,147,505
Unrealized appreciation/
  (depreciation) for the period          (17,746,608)     (1,502,360)   (359,093,006)    (145,345,103)   (14,698,131)   16,930,852
                                        ------------   -------------  --------------  ---------------   ------------  ------------
Net increase/(decrease) in net
  assets from operations                 (13,969,972)      7,302,633    (286,518,058)    (115,711,781)   (12,098,825)   19,885,577


Dividends paid to shareholders from:
Net investment income
  Class A                                         --              --     (74,831,852)              --     (3,487,833)      (14,232)
  Class B                                         --              --      (5,049,741)              --       (477,879)           --
  Class C                                         --              --      (4,517,131)              --       (120,662)           --
  Class D                                         --              --      (6,531,233)              --       (134,038)           --
Distributions in excess of
  net investment income
  Class A                                   (882,883)             --     (43,325,237)              --             --      (619,527)
  Class B                                    (92,175)             --      (3,102,593)              --             --       (56,488)
  Class C                                    (48,638)             --      (2,310,311)              --             --        (3,773)
  Class D                                    (32,320)             --      (3,331,205)              --             --       (15,130)
Net realized gain on investments
  Class A                                   (305,400)             --              --               --             --            --
  Class B                                    (50,194)             --              --               --             --            --
  Class C                                    (32,360)             --              --               --             --            --
  Class D                                    (16,770)             --              --               --             --            --
Capital share transactions (Note 4)      (32,335,485)    (87,262,657)   (557,399,725)  (1,348,598,398)   (20,549,479)   18,275,097
                                        ------------   -------------  --------------  ---------------   ------------  ------------
Total increase/(decrease) in
  net assets                             (47,766,197)    (79,960,024)   (986,917,086)  (1,464,310,179)   (36,868,716)   37,451,524
Net assets

Beginning of year                         89,812,182     169,772,206   1,523,891,060    2,988,201,239     55,909,236    18,457,712
                                        ------------   -------------  --------------  ---------------   ------------  ------------
End of year                             $ 42,045,985   $  89,812,182  $  536,973,974  $ 1,523,891,060   $ 19,040,520  $ 55,909,236
                                        ============   =============  ==============  ===============   ============  ============

Accumulated net investment
  income/(loss), end of period                    --   $  (1,334,606) $  (17,683,513) $    43,585,542   $   (578,675) $   (806,083)
                                        ============   =============  ==============  ===============   ============  ============













See notes to financial statements.

                                       40
                                      ====
               GAM FUNDS INC / STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



          GAM JAPAN CAPITAL                  GAM EUROPE                     GAM NORTH AMERICA              GAMERICA CAPITAL
--------------------------------   ------------------------------   -----------------------------  -------------------------------

      2000            1999               2000           1999              2000            1999            2000            1999
      ----            ----               ----           ----              ----            ----            ----            ----


$    (739,851)    $   (632,123)    $   (287,275)    $   (298,477)   $    (238,234)    $   (238,170)  $      49,034    $     162,578
    7,819,389        9,163,778        4,422,474        2,760,457        3,408,226          803,028         212,367        1,361,297

  (24,343,159)      20,359,363       (3,729,936)      (1,069,151)      (3,718,831)       2,238,138       3,356,513        9,222,519
 ------------      -----------     ------------     ------------     ------------     ------------    ------------     ------------

  (17,263,621)      28,891,018          405,263        1,392,829         (548,839)       2,802,996       3,617,914       10,746,394






   (4,377,086)              --               --               --               --               --              --         (159,861)
     (232,365)              --               --               --               --               --              --               --
     (166,858)              --               --               --               --               --              --               --
           --               --               --               --               --               --              --               --


           --       (2,100,948)              --               --               --               --              --               --
           --          (60,901)              --               --               --               --              --               --
           --          (27,426)              --               --               --               --              --               --
           --               --               --               --               --               --              --               --

   (2,450,856)              --       (2,519,943)      (2,310,599)      (2,423,690)              --        (948,031)        (806,106)
     (158,780)              --         (413,303)        (164,781)        (377,366)              --        (188,987)        (134,605)
      (90,553)              --          (90,751)         (78,526)        (337,413)              --        (176,024)        (168,130)
           --               --               --               --               --               --              --               --

  (26,290,062)      21,037,976        8,716,851      (28,309,553)      (7,537,829)      16,552,415      23,805,717       46,919,966
 ------------      -----------     ------------     ------------     ------------     ------------    ------------     ------------

  (51,030,181)      47,739,719        6,098,117      (29,470,630)     (11,225,137)      19,355,411      26,110,589       56,397,658


   72,012,570       24,272,851       22,761,261       52,231,891       38,833,689       19,478,278      70,042,502       13,644,844
 ------------      -----------     ------------     ------------     ------------     ------------    ------------     ------------
  $20,982,389      $72,012,570      $28,859,378      $22,761,261      $27,608,552      $38,833,689     $96,153,091      $70,042,502
 ============      ===========     ============     ============     ============     ============    ============     ============


  $  (363,118)     $(1,723,177)     $   (22,411)    $   (56,494)               --     $         --    $    (6,038)     $        --
  ===========      ===========      ===========     ============     ============     ============    ============     ===========




                                       41
                                      ====
               GAM FUNDS INC / STATEMENTS OF CHANGES IN NET ASSETS           GAM

                     This page is intentionally left blank.

Notes to Financial Statements

================================================================================


AS AT 31ST DECEMBER, 2000
NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

GAM Funds, Inc. (the "Company"), is an open-end diversified investment company registered under the Investment Company Act of 1940 comprised of seven portfolios: GAM Global Fund, GAM International Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM Europe Fund, GAM North America Fund and GAMerica Capital Fund (the "Funds").

Each Fund seeks long-term capital appreciation by investing primarily in equity securities. GAM Global Fund invests primarily in securities of companies in the United States, Europe, the Pacific Basin and Canada. GAM International Fund invests primarily in securities of companies in Europe, the Pacific Basin and Canada. GAM Pacific Basin Fund invests primarily in securities of companies in the Pacific Basin. GAM Japan Capital Fund invests primarily in securities of companies in Japan. GAM Europe Fund invests primarily in securities of companies in Europe. GAM North America Fund invests primarily in securities of companies in the United States and Canada. GAMerica Capital Fund invests primarily in securities of companies in the United States.

The Funds offer Class A, Class B, Class C and Class D shares. Class A, Class B and Class C shares currently are available for all funds and Class D shares currently are available only for GAM International Fund, GAM Global Fund and GAM Pacific Basin Fund. Class A shares are sold with a front-end sales charge of up to 5.0% and Class D shares are sold with a front-end sales charge of up to 3.5%. There is no front-end sales charge on Class B or Class C shares. Class B shares are currently sold with a contingent deferred sales charge which declines from 5.0% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1.0%. The four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law. The following is a summary of significant accounting policies followed in the preparation of the Company's financial statements.

VALUATION OF SECURITIES

Investment securities are stated at value based on the last sale price on the principal exchange on which the securities are traded, or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price. Short-term securities maturing in 60 days or less are valued on an amortized cost basis which approximates market value. Forward foreign currency contracts are valued at the forward rate and are marked to market daily. Other securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Directors.

FOREIGN CURRENCY

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

FOREIGN CURRENCY CONTRACTS

Each Fund may enter into forward foreign currency exchange contracts primarily in order to hedge against foreign currency exchange rate risks on the non-US dollar denominated investment securities. These contracts are valued daily and the Funds' equity therein, representing unrealized gain or loss on the contracts, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

                                       43
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

================================================================================


FUTURES CONTRACTS

Initial margin deposits made with respect to futures contracts traded on domestic exchanges are maintained by the Funds' custodian in segregated asset accounts. Initial margin deposits made upon entering into futures contracts traded on foreign exchanges are recognized as assets due from the broker (the Funds' agent in acquiring the futures positions). These deposits are made by the Funds as a partial guarantee of their performance under the contract. Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received on domestically traded futures as appreciation or depreciation in the value of these contracts. Realized gains or losses are recorded when a contract is closed.

FEDERAL INCOME TAXES

It is each Fund's policy to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income taxes is required.

OPTION CONTRACTS

The Funds may invest, for hedging and other purposes, in call and put options on securities, currencies and futures contracts. Call and put options give the Funds the right but not the obligation to buy (calls) or sell (puts) the instrument underlying the option at a specified price. The premium paid on the option, should it be excercised, will, on a call, increase the cost of the instrument acquired and, on a put, reduce the proceeds received from the sale of the instrument underlying the option. If the options are not exercised, the premium paid will be recorded as a capital loss upon expiration. The Funds may incur additional risk to the extent that the value of the underlying instrument does not correlate with the movement of the option value.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the per share distribution between net investment income and realized and unrealized gain/(loss). The calculation of Net Investment Income per share in the Financial Highlights excludes these adjustments. Undistributed net investment income/(loss) and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

DEFERRED ORGANIZATION EXPENSES

Organization costs for GAMerica Capital Fund have been deferred and are being amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

OTHER

Securities transactions are recorded on trade date. Interest is accrued on a daily basis. Dividend income is recorded on the ex-dividend date, except that certain dividends on foreign securities are recorded as soon as information is available to the Fund. Interest expense primarily relates to custodian bank overdraft charges incurred during the year.


                                       44
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================


NOTE 2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Adviser, GAM International Management Limited, receives a fee under its agreement with the Company equivalent to 1.00% per annum of each Fund's average daily net assets, except for GAM North America Fund. With respect to GAM North America Fund, GAM International Management Limited and Fayez Sarofim & Co. serve as co-investment advisers to the Fund. Each co-adviser receives a fee under its agreement equivalent to 0.50% per annum of the Fund's average daily net assets.

Effective 17th December, 1999, UBS AG, a banking corporation organized under the laws of Switzerland, acquired all the outstanding shares of Global Asset Management Limited (the "Acquisition"). Global Asset Management Limited indirectly wholly owns GAM International Management Limited, the Investment Adviser to the Funds. The Acquisition resulted in a change of control of GAM International Management Limited. Thus, pursuant to the Investment Company Act of 1940, prior to the completion of the Acquisition, the Board of Directors considered the continuance of the then current Amended and Restated Investment Advisory Contract dated 14th April, 1994 (the "GAM Contract") with GAM
International Management Limited as the Investment Adviser to the Funds. The Board of Directors on 29th September, 1999 (including a majority of the Directors who were not parties to the GAM Contract or interested person of any such party) approved the continuance of the GAM Contract on behalf of each Fund, which approval was further ratified by the Board (including a majority of the Directors who were not parties to the GAM Contract or interested person of any such party) on behalf of each Fund on 27th October, 1999. The shareholders of each Fund approved the continuance of the GAM Contract on 26th October, 1999. As such, a new Amended and Restated Investment Advisory Contract was executed upon completion of the Acquisition with identical terms and conditions as the original GAM Contract.

GAM Services, Inc. acts as principal underwriter of the Fund. For the year ended 31st December, 2000, GAM Services, Inc. retained front-end sales load charges of $195,503 and contingent deferred sales charges of $118,730 from the sale of Fund shares. Front end sales charges are waived for Class A and Class D purchases of $1 million or more, but are subject to contingent deferred sales charges of 1.00% for shares sold within 18 months of purchase.

Effective 5th September, 1995, the Funds adopted a Class D Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 which provides for payments by the Funds to GAM Services at the annual rate of up to 0.50% of each applicable Fund's average net assets attributable to Class D Shares.

Effective 9th October, 1996, the Funds adopted a Class A Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 0.30% of each applicable Fund's average net assets attributable to Class A shares. Effective 29th April, 1998, the Funds adopted a Class B and Class C Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 1.00% of each applicable Fund's average net assets attributable to Class B and Class C shares.

NOTE 3. DIRECTORS FEES

The Funds do not pay any compensation to their officers or to any directors, officers or employees of GAM International Management Limited, GAM Services Inc. or their affiliates. Each disinterested director is compensated by each Fund as follows:

                                                           GAM          GAM                       GAM
                               GAM            GAM        PACIFIC       JAPAN         GAM         NORTH        GAMERICA
                             GLOBAL     INTERNATIONAL     BASIN       CAPITAL      EUROPE       AMERICA        CAPITAL
-----------------------------------------------------------------------------------------------------------------------
Capital Annual Retainer      $3,571        $3,571       $3,571       $3,571       $3,571       $3,571          $3,571
Annual Meeting Fee              571           571          571          571          571          571             571




                                       45
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

================================================================================


NOTE 4. CAPITAL STOCK

At 31st December, 2000, GAM Funds, Inc. had 1,550,000,000 shares of common stock, $0.001 par value authorized. For each of the seven active funds shares were allocated as follows: 85,000,000, 75,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Global; 260,000,000, 160,000,000, 147,500,000 and 50,000,000 shares, respectively, were allocated to each of Class A, Class B, Class C and Class D of GAM International; 60,000,000, 50,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Pacific Basin; 55,000,000, 50,000,000, 20,000,000 and 12,500,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Japan Capital; 60,000,000, 50,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Europe; 55,000,000, 50,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM North America; while 30,000,000, 25,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAMerica Capital.













                                       46
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

Changes in each Fund's capital stock are summarized as follows:

                                             Class A                          Class B
                                       Shares               US$         Shares             US$
                                  -----------     -------------     ----------     -----------
GAM GLOBAL
YEAR ENDING 31ST DECEMBER, 2000
Shares sold                          1,034,125       20,510,307         48,896         910,833
Shares reinvested                       45,373          765,893          5,954          99,797
Shares redeemed                     (2,369,079)     (45,112,170)      (176,097)     (3,298,498)
                                   -----------   --------------     ----------     -----------
Net decrease                        (1,289,581)     (23,835,970)      (121,247)     (2,287,868)
                                   ===========   ==============     ==========     ===========
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                          1,185,264       22,156,475        157,726       2,942,397
Shares reinvested                           --               --             --              --
Shares redeemed                     (5,478,746)    (100,597,123)      (265,625)     (4,854,733)
                                   -----------   --------------     ----------     -----------
Net decrease                        (4,293,482)     (78,440,648)      (107,899)     (1,912,336)
                                   ===========   ==============     ==========     ===========

GAM INTERNATIONAL
YEAR ENDING 31ST DECEMBER, 2000
Shares sold                         12,131,646      323,806,575        183,661       4,695,142
Shares reinvested                    4,208,408       90,368,483        274,609       5,903,935
Shares redeemed                    (33,901,013)    (891,872,849)      (938,903)    (23,421,313)
                                   -----------   --------------     ----------     -----------
Net decrease                       (17,560,959)    (477,697,791)      (480,633)    (12,822,236)
                                   ===========   ==============     ==========     ===========
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                         21,179,421      582,466,302      1,085,856      30,116,509
Shares reinvested                           --               --             --              --
Shares redeemed                    (70,998,170)  (1,877,956,339)    (1,005,115)    (26,581,356)
                                   -----------   --------------     ----------     -----------
Net increase/(decrease)            (49,818,749)  (1,295,490,037)        80,741       3,535,153
                                   ===========   ==============     ==========     ===========
GAM PACIFIC BASIN
YEAR ENDING 31ST DECEMBER, 2000
Shares sold                          1,053,640       11,533,456         57,719         662,943
Shares reinvested                      269,721        2,662,194         17,580         182,654
Shares redeemed                     (3,044,206)     (32,211,279)      (212,729)     (2,398,077)
                                   -----------   --------------     ----------     -----------
Net decrease                        (1,720,845)     (18,015,629)      (137,430)     (1,552,480)
                                   ===========   ==============     ==========     ===========
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                          2,682,903       28,097,260        416,934       4,665,444
Shares reinvested                       39,278          505,186          1,565          21,159
Shares redeemed                     (1,500,538)     (15,544,838)       (34,708)       (404,415)
                                   -----------   --------------     ----------     -----------
Net increase/(decrease)              1,221,643       13,057,608        383,791       4,282,188
                                   ===========   ==============     ==========     ===========

        Class C                         Class D
  Shares                US$     Shares                US$
-----------    ------------    -----------   ------------

     19,500         377,784          9,217        165,850
      2,766          46,697          2,313         38,627
   (191,610)     (3,646,390)      (169,347)    (3,194,215)
-----------    ------------    -----------   ------------
   (169,344)     (3,221,909)      (157,817)    (2,989,738)
===========    ============    ===========   ============

    160,723       2,999,694         81,692      1,497,217
         --              --             --             --
   (267,441)     (4,924,422)      (355,330)    (6,482,162)
-----------    ------------    -----------   ------------
   (106,718)     (1,924,728)      (273,638)    (4,984,945)
===========    ============    ===========   ============



    348,796       8,832,380        404,130     10,830,219
    215,174       4,703,558        390,685      8,364,855
 (1,672,877)    (42,553,539)    (2,245,683)   (57,057,171)
-----------    ------------    -----------   ------------
 (1,108,907)    (29,017,601)    (1,450,868)   (37,862,097)
===========    ============    ===========   ============

  1,687,268      47,052,208        526,369     14,264,420
         --              --             --             --
 (1,806,221)    (47,790,552)    (2,662,778)   (70,169,590)
-----------    ------------    -----------   ------------
   (118,953)       (738,344)    (2,136,409)   (55,905,170)
===========    ============    ===========   ============



     11,432         121,618         10,373         96,670
     10,248          92,534         11,173        107,829
    (83,589)       (814,180)       (53,777)      (585,841)
-----------    ------------    -----------   ------------
    (61,909)       (600,028)       (32,231)      (381,342)
===========    ============    ===========   ============


    102,059       1,033,864         76,465        807,293
        223           2,669            952         12,128
     (8,134)        (81,809)       (83,134)      (838,844)
-----------    ------------    -----------   ------------
     94,148         954,724         (5,717)       (19,423)
===========    ============    ===========   ============

                                       47
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

================================================================================


                                              Class A                  Class B                  Class C
                                          Shares          US$      Shares         US$     Shares       US$
                                      ----------  -----------   ---------- ----------  ----------   ------
GAM JAPAN CAPITAL
YEAR ENDING 31ST DECEMBER, 2000
Shares sold                           2,636,047    27,755,380     62,400     725,980     23,757     287,293
Shares reinvested                       601,005     5,407,300     19,048     178,906     21,578     206,797
Shares redeemed                      (5,517,329)  (58,372,299)  (106,176) (1,267,453)  (115,568) (1,211,966)
                                   ------------  ------------  ---------  ----------  ---------  ----------
Net decrease                         (2,280,277)  (25,209,619)   (24,728)   (362,567)   (70,233)   (717,876)
                                   ============  ============  =========  ==========  =========  ==========
YEAR ENDING 31ST DECEMBER, 1999

Shares sold                           4,463,325    46,623,078    176,443   1,993,131    101,463   1,168,359
Shares reinvested                       121,877     1,562,464      4,508      60,319      1,572      21,331
Shares redeemed                      (2,728,426)  (28,992,990)   (48,496)   (569,746)   (73,467)   (827,970)
                                   ------------  ------------  ---------  ----------  ---------  ----------
Net increase                          1,856,776    19,192,552    132,455   1,483,704     29,568     361,720
                                   ============  ============  =========  ==========  =========  ==========

GAM EUROPE
YEAR ENDING 31ST DECEMBER, 2000
Shares sold                           1,412,388    19,470,872    250,980   3,526,196     26,562     358,451
Shares reinvested                       156,678     1,834,696     22,599     264,059      6,518      73,584
Shares redeemed                      (1,151,213)  (15,578,384)   (71,041)   (970,940)   (18,941)   (261,683)
                                   ------------  ------------  ---------  ----------  ---------  ----------
Net increase                            417,853     5,727,184    202,538   2,819,315     14,139     170,352
                                   ============  ============  =========  ==========  =========  ==========
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                             511,182     6,127,477     29,326     360,921     30,103     368,116
Shares reinvested                        83,591     1,027,732      7,370      90,433      3,373      40,414
Shares redeemed                      (2,960,522)  (35,197,464)   (56,212)   (667,826)   (39,353)   (459,356)
                                   ------------  ------------  ---------  ----------  ---------  ----------
Net decrease                         (2,365,749)  (28,042,255)   (19,516)   (216,472)    (5,877)    (50,826)
                                   ============  ============  =========  ==========  =========  ==========

GAM NORTH AMERICA
YEAR ENDING 31ST DECEMBER, 2000
Shares sold                             526,181     9,243,640     80,907   1,391,128     32,928     555,055
Shares reinvested                       119,843     1,964,075     17,533     282,927      4,850      77,265
Shares redeemed                        (887,229)  (15,992,525)   (93,813) (1,671,669)  (193,027) (3,387,725)
                                   ------------  ------------  ---------  ----------  ---------  ----------
Net increase/(decrease)                (241,205)   (4,784,810)     4,627       2,386   (155,249) (2,755,405)
                                   ============  ============  =========  ==========  =========  ==========
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                           1,088,958    18,837,080    243,005   4,207,665    511,273   8,786,075
Shares reinvested                            --            --         --          --         --          --
Shares redeemed                        (548,867)   (9,631,008)   (77,966) (1,340,795)  (249,886) (4,306,602)
                                   ------------  ------------  ---------  ----------  ---------  ----------
Net increase                            540,091     9,206,072    165,039   2,866,870    261,387   4,479,473
                                   ============  ============  =========  ==========  =========  ==========

GAMERICA CAPITAL
YEAR ENDING 31ST DECEMBER, 2000
Shares sold                           2,001,613    44,718,397    257,475   5,822,951    252,831   5,700,846
Shares reinvested                        33,825       770,170      5,704     129,665      6,375     144,799
Shares redeemed                      (1,303,996)  (28,339,054)   (76,341) (1,644,797)  (161,315) (3,497,260)
                                   ------------  ------------  ---------  ----------  ---------  ----------
Net increase                            731,442    17,149,513    186,838   4,307,819     97,891   2,348,385
                                   ============  ============  =========  ==========  =========  ==========
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                           2,122,743    40,904,988    411,219   7,948,767    502,228   9,515,032
Shares reinvested                        16,923       339,129      1,635      32,937      2,001      40,051
Shares redeemed                        (428,494)   (8,694,517)   (41,440)   (782,799)  (120,549) (2,383,622)
                                   ------------  ------------  ---------  ----------  ---------  ----------
Net increase                          1,711,172    32,549,600    371,414   7,198,905    383,680   7,171,461
                                   ============  ============  =========  ==========  =========  ==========




                                       48
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================



NOTE 5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds of sales of investment securities for the year ended 31st December, 2000 excluding short-term securities, were as follows:

                                                                  GAM         GAM                       GAM
                                     GAM             GAM        PACIFIC      JAPAN         GAM         NORTH        GAMERICA
                                   GLOBAL      INTERNATIONAL     BASIN      CAPITAL      EUROPE       AMERICA        CAPITAL
---------------------------------------------------------------------------------------------------------------------------
               In US$
               Purchases        125,493,355  1,691,159,906   18,496,440   21,530,224   57,159,206    3,669,769     12,213,922
               Sales            162,402,589  2,439,578,602   38,120,907   49,297,427   52,290,311   15,137,311     15,705,815

Realized gains and losses are reported on an identified cost basis. At 31st December, 2000, the aggregate gross unrealized appreciation and depreciation of securities, based on cost for federal income tax purposes, were as follows:

                                                                  GAM         GAM                       GAM
                                     GAM             GAM        PACIFIC      JAPAN         GAM         NORTH        GAMERICA
                                   GLOBAL      INTERNATIONAL     BASIN      CAPITAL      EUROPE       AMERICA        CAPITAL
---------------------------------------------------------------------------------------------------------------------------
               In US$
               Appreciation        4,710,738    38,032,712      991,995      475,880    1,908,472    3,834,360     21,736,483
               Depreciation       (2,577,043)  (28,636,485)  (4,255,435)  (5,427,689)  (1,571,692)  (1,325,543)    (7,727,867)
                                 -----------   -----------   ----------   ----------   ----------   ----------     ----------
               Net                 2,133,695     9,396,227   (3,263,440)  (4,951,809)     336,780    2,508,817     14,008,616
                                 ===========   ===========   ==========   ==========   ==========   ==========     ==========

               Cost for
               Federal Income
               Tax Purposes       38,656,339   484,983,918   22,299,513   25,348,569   27,839,394   24,508,473     43,279,096
                                  ==========   ===========   ==========   ==========   ==========   ==========     ==========

At 31st December, 2000, the Funds had tax basis net capital losses as follows. These losses may be carried over to offset future capital gains through the expiration dates shown:

                                                                  GAM         GAM                       GAM
                                     GAM             GAM        PACIFIC      JAPAN         GAM         NORTH        GAMERICA
                                   GLOBAL      INTERNATIONAL     BASIN      CAPITAL      EUROPE       AMERICA        CAPITAL
------------------------------------------------------------------------------------------------------------------------------
               In US$                     --   (25,004,717)    (483,511)          --           --           --             --
                                                            (14,482,801)
                                                               (362,835)
               Carryforward               --     31st Dec.     31st Dec.          --           --           --             --
               Expiration dates                       2006   2007, 2006           --           --           --             --
                                                                 & 2005
               Post October loss
               carryforward               --   (28,834,332)    (464,104)     (948,846)         --           --       (510,047)

Foreign taxes withheld from dividends and interest for the year ended 31st December, 2000, were as follows:

                                                                  GAM         GAM                       GAM
                                     GAM             GAM        PACIFIC      JAPAN         GAM         NORTH        GAMERICA
                                   GLOBAL      INTERNATIONAL     BASIN      CAPITAL      EUROPE       AMERICA        CAPITAL
-------------------------------------------------------------------------------------------------------------------------------
               In US$
               Dividends              25,542       843,242       40,929       47,888       38,094        1,609             --
               Interest                   --            --           --          148           --           --             --

NOTE 6. FINANCIAL INSTRUMENTS

During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

Forwards: When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.



                                       49
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

================================================================================


At 31st December, 2000, the Fund had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.

--------------------------------------------------------------------------------

                                                                                         Net
                                                                                     Unrealized
                               Local                Settlement          Market      Appreciation/
                             Currency                  Date              Value     (Depreciation)
--------------------------------------------------------------------------------------------------
                                                                              US$             US$
GAM INTERNATIONAL FUND
To sell:

Euro                          94,636,278         9th February, 2001    89,068,860      (9,106,932)
Euro*                         80,601,242         9th February, 2001    70,695,349       3,304,651
Euro*                          2,924,012         9th February, 2001     2,564,651         (63,159)
Euro*                         25,441,898         9th February, 2001    22,310,000        (544,457)
Euro*                         28,446,394         9th February, 2001    25,286,000        (950,109)
Euro*                         22,717,880         9th February, 2001    20,228,000        (792,854)
                                                                                       ----------
Net equity in foreign currency exchange contracts.                                     (8,152,860)
                                                                                       ==========

*The fund has entered into offsetting forward foreign currency contracts.

At 31st December, 2000 the Funds had sufficient cash and/or securities to cover any commitments under these contracts.

Futures: A futures contract obligates one party to sell and the other party to purchase a specific instrument for an agreed price on an agreed future date. At 31st December, 2000 the Funds did not have any outstanding futures contracts.









                                       50
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================



NOTE 7. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

NOTE 8. REVOLVING DEMAND NOTE

During the year ended 31st December, 2000 GAM International Fund entered into revolving demand notes with Brown Brothers Harriman & Co. subject to the borrowing limit as set forth in the Fund's registration statement. These notes are collateralized by any or all of the securities held by Brown Brothers Harriman & Co. as the Fund's custodian up to the amount of borrowing. Borrowing under these notes are charged interest at the current overnight LIBOR plus 300 basis points. The weighted average annualized interest rate on such notes was 9.27%. As of 31st December, 2000 there were no borrowings under the revolving demand note. The average daily loan balance outstanding was $26,404,639 for the period 1st January, 2000 through 9th October, 2000.




                                       51
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

================================================================================


NOTE 9. FINANCIAL HIGHLIGHTS



GAM GLOBAL FUND

                                                               --------------------------------------------------------------
                                                                                              CLASS A
                                                               --------------------------------------------------------------


                                                                    2000         1999         1998        1997         1996
                                                                   ======       ======       ======      ======       ======
NET ASSET VALUE,
  beginning of period                                              $21.75       $19.04       $18.71      $14.35       $13.51
                                                                   ------       ------       ------      ------       ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (a)                                    (0.26)       (0.13)       (0.05)      (0.04)        0.16
Net realized and unrealized gain/(loss) on
  investments                                                       (3.31)        2.84         0.55        5.04         1.55
                                                                   ------       ------       ------      ------       ------
Total from investment operations                                    (3.57)        2.71         0.50        5.00         1.71
                                                                   ------       ------       ------      ------       ------
LESS DISTRIBUTIONS
Dividends from net investment income                                   --           --           --       (0.02)       (0.08)
Distributions in excess of net investment income                    (0.48)          --           --          --           --
Distributions from net realized gains                               (0.17)          --        (0.17)      (0.62)       (0.79)
                                                                   ------       ------       ------      ------       ------
Total distributions                                                 (0.65)          --        (0.17)      (0.64)       (0.87)
                                                                   ------       ------       ------      ------       ------
Net asset value, end of period                                     $17.53       $21.75       $19.04      $18.71       $14.35
                                                                   ======       ======       ======      ======       ======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                              (16.34)%      14.23%        2.57%      34.95%       12.74%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                           $31          $67         $140         $66          $20
Ratio of expenses to average net assets                              2.13%        1.89%        1.71%       1.83%        2.26%(b)
Ratio of net investment income/(loss) to average net assets         (1.34)%      (0.69)%      (0.25)%     (0.25)%       1.17%
Portfolio turnover rate                                               199%         107%          123%        48%         107%






                                       52
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================








-----------------------------    ------------------------------------  ------------------------------------------------------------
           CLASS B                              CLASS C                                     CLASS D
-----------------------------    ------------------------------------  ------------------------------------------------------------



  2000      1999     1998 (c)       2000         1999       1998 (e)       2000         1999         1998       1997        1996
--------  --------  ---------     --------     --------    ----------   ---------     --------     --------   --------   --------

 $21.66    $19.11     $20.99       $21.63       $19.10       $21.06       $21.41       $18.79       $18.50     $14.22     $13.48
 ------    ------     ------       ------       ------       ------       ------       ------       ------     ------     ------


  (0.40)    (0.30)     (0.13)       (0.41)       (0.30)       (0.14       (0.33)        (0.18)       (0.08)     (0.09)      0.07

  (3.29)     2.85      (1.75)        (3.27)       2.83        (1.82)       (3.23)        2.80         0.54       5.02       1.47
 ------    ------     ------       ------       ------       ------       ------       ------       ------     ------     ------
  (3.69)     2.55      (1.88)       (3.68)        2.53        (1.96)       (3.56)        2.62         0.46       4.93       1.54
 ------    ------     ------       ------       ------       ------       ------       ------       ------     ------     ------

     --        --         --           --           --           --           --           --           --      (0.03)     (0.01)
  (0.30)       --         --        (0.25)          --           --        (0.32)          --           --         --         --
  (0.17)       --         --        (0.17)          --           --        (0.17)          --        (0.17)     (0.62)     (0.79)
 ------    ------     ------       ------       ------       ------       ------       ------       ------     ------     ------
  (0.47)       --         --        (0.42)          --           --        (0.49)          --        (0.17)     (0.65)     (0.80)
 ------    ------     ------       ------       ------       ------       ------       ------       ------     ------     ------
 $17.50    $21.66     $19.11       $17.53       $21.63       $19.10       $17.36       $21.41       $18.79     $18.50     $14.22
 ======    ======     ======       ======       ======       ======       ======       ======       ======     ======     ======



 (16.96)%   13.34%     (8.96)%     (16.97)%      13.25%       (9.31)%    (16.57)%       13.94%        2.38%     34.80%     11.54%


     $6        $9        $10           $3           $8           $9           $2           $6          $10         $4       $0.8
   2.92%     2.76%      2.70%(d)     2.95%        2.77%        2.83%(d)     2.51%        2.16%        1.87%      2.01%      2.88%(b)
  (2.11)%   (1.61)%   (1.14)%(d)    (2.16)%      (1.62)%      (1.27)%(d)   (1.76)%      (0.98)%      (0.41)%    (0.53)%     0.52%
    199%      107%      123%          199%         107%         123%         199%         107%         123%        48%       107%



(a) Net investment income per share has been determined based on the weighted average shares outstanding method.

(b) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements.

(c) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(d) Annualized.

(e) For the period 19th May, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.








                                       53
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

================================================================================


GAM INTERNATIONAL FUND




                                                               ------------------------------------------------------------------
                                                                                            CLASS A
                                                               ------------------------------------------------------------------


                                                                2000            1999         1998           1997           1996
                                                              --------        --------     --------       --------       --------
NET ASSET VALUE,
  beginning of period                                          $32.16         $30.06        $28.46         $23.15         $21.37
                                                               ------         ------        ------         ------         ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (a)                                (0.23)          0.17          0.08           0.08           0.57
Net realized and unrealized gain/(loss) on
  investments                                                   (7.07)          1.93          2.03           6.58           1.34
                                                               ------         ------        ------         ------         ------
Total from investment operations                                (7.30)          2.10          2.11           6.66           1.91
                                                               ------         ------        ------         ------         ------

LESS DISTRIBUTIONS
Dividends from net investment income                            (2.82)            --         (0.05)         (0.18)         (0.09)
Distributions in excess of net investment income                (2.02)            --            --             --             --
Distributions from net realized gains                              --             --         (0.46)         (1.17)         (0.04)
                                                               ------         ------        ------         ------         ------
Total distributions                                             (4.84)            --         (0.51)         (1.35)         (0.13)
                                                               ------         ------        ------         ------         ------
Net asset value, end of period                                 $20.02         $32.16        $30.06         $28.46         $23.15
                                                               ======         ======        ======         ======         ======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                          (22.74)%         6.99%         7.22%         28.93%          8.98%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                      $440         $1,271        $2,868         $1,794         $1,010
Ratio of expenses to average net assets                          1.90%          1.76%         1.66%          1.68%          1.56%(b)
Ratio of net investment income/(loss)
  to average net assets                                         (0.86)%         0.62%         0.27%          0.28%          2.70%
Portfolio turnover rate                                           180%           117%           73%            48%            82%








                                       54
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================




-----------------------------------  --------------------------------  ------------------------------------------------------
                CLASS B                          CLASS C                                    CLASS D
-----------------------------------  --------------------------------  ------------------------------------------------------


-----------------------------------  -------------------------------  -------------------------------------------------------
    2000         1999      1998(c)     2000       1999     1998(e)      2000       1999       1998         1997        1996
 ---------    ---------  ---------   ---------   -------- ---------   --------- ---------   ---------   ---------    --------

  $32.31       $30.41      $33.39      $32.29    $30.37    $32.61       $31.96    $29.92      $28.34      $23.07      $21.35
  ------       ------      ------      ------    ------    ------       ------    ------      ------      ------      ------


   (0.38)       (0.07)      (0.20)      (0.40)    (0.05)    (0.20)       (0.25)     0.09        0.04        0.01        0.45

   (7.09)        1.97       (2.78)      (7.08)     1.97     (2.04)       (7.02)     1.95        2.03        6.59        1.32
  ------       ------      ------      ------    ------    ------       ------    ------      ------      ------      ------
   (7.47)        1.90       (2.98)      (7.48)     1.92     (2.24)       (7.27)     2.04        2.07        6.60        1.77
  ------       ------      ------      ------    ------    ------       ------    ------      ------      ------      ------


   (2.71)          --          --       (2.58)       --        --        (2.81)       --       (0.03)      (0.16)      (0.01)
   (1.85)          --          --       (1.76)       --        --        (1.98)       --          --          --          --
      --           --          --          --        --        --           --        --       (0.46)      (1.17)      (0.04)
  ------       ------      ------      ------    ------    ------       ------    ------      ------      ------      ------
   (4.56)          --          --       (4.34)       --        --        (4.79)       --       (0.49)      (1.33)      (0.05)
  ------       ------      ------      ------    ------    ------       ------    ------      ------      ------      ------
  $20.28       $32.31      $30.41      $20.47    $32.29    $30.37       $19.90    $31.96      $29.92      $28.34      $23.07
  ======       ======      ======      ======    ======    ======       ======    ======      ======      ======      ======




  (23.22)%       6.25%      (8.92)%    (23.25)%    6.32%    (6.87)%     (22.82)%    6.82%       7.13%      28.78%       8.33%


     $35          $72         $65         $28       $80       $78          $34      $101        $159         $99         $39

    2.51%        2.48%       2.54%(d)    2.54%     2.48%     2.52%(d)     2.01%     1.94%       1.80%       1.82%       2.06%(b)

   (1.44)%      (0.24)%     (1.10)%(d)  (1.48)%   (0.19)%   (1.14)%(d)   (0.96)%    0.34%       0.14%       0.05%       2.13%

     180%         117%         73%        180%      117%       73%         180%      117%         73%         48%         82%




(a) Net investment income per share has been determined based on the weighted average shares outstanding method.
(b) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements.
(c) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d) Annualized.
(e) For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.
(*) Total return calculated for a period of less than one year is not annualized.





                                       55
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

================================================================================




GAM PACIFIC BASIN FUND

                                                                 ---------------------------------------------------------
                                                                                           CLASS A
                                                                 ---------------------------------------------------------


                                                                   2000        1999        1998        1997        1996
                                                                 -------      ------      ------      ------      ------
NET ASSET VALUE,
  beginning of period                                             $14.17       $8.23       $9.69      $15.26      $16.97
                                                                  ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (a)                                   (0.06)      (0.04)      (0.01)         --        0.04
Net realized and unrealized gain/(loss) on
  investments                                                      (3.19)       6.19       (0.51)      (4.45)      (0.11)
                                                                  ------      ------      ------      ------      ------
Total from investment operations                                   (3.25)       6.15       (0.52)      (4.45)      (0.07)
                                                                  ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment income                               (1.35)      (0.01)      (0.22)         --       (0.74)
Distributions in excess of net investment income                      --       (0.20)         --          --          --
Distributions from net realized gains                                 --          --       (0.72)         --       (0.90)
                                                                  ------      ------      ------      ------      ------
Total distributions                                                (1.35)      (0.21)      (0.94)      (1.12)      (1.64)
                                                                  ------      ------      ------      ------      ------
Net asset value, end of period                                     $9.57      $14.17       $8.23       $9.69      $15.26
                                                                  ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                             (23.21)%     74.91%      (3.99)%    (30.00)%     (0.39)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                          $15         $47          $17        $23         $50
Ratio of expenses to average net assets                             2.20%       2.26%       2.42%       1.98%       1.76%(b)
Ratio of net investment income/(loss) to average net assets        (0.54)%     (0.42)%     (0.11)%      0.02%       0.22%
Portfolio turnover rate                                               51%         63%         55%         42%         46%












                                       56
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================




---------------------------------    --------------------------------  ----------------------------------------------------------
              CLASS B                              CLASS C                                       CLASS D
---------------------------------    --------------------------------  ----------------------------------------------------------


    2000       1999      1998 (c)       2000        1999     1998 (e)      2000        1999        1998       1997       1996
   -------   -------     --------     --------    --------  ---------   ---------    ---------   --------   --------- ----------

   $14.89     $8.96       $9.15        $13.21       $8.12     $8.54       $13.95       $8.11       $9.62      $15.20    $16.96
   ------    ------      ------        ------      ------    ------       ------      ------      ------     -------     ------


    (0.17)    (0.19)      (0.35)        (0.21)      (0.39)    (0.70)       (0.14)      (0.16)      (0.01)       0.01      (0.10)

    (3.33)     6.26        0.32         (2.95)       5.51      0.37        (3.13)       6.13       (0.53)      (4.47)     (0.11)
   ------    ------      ------        ------      ------    ------       ------      ------      ------     -------     ------
    (3.50)     6.07       (0.03)        (3.16)       5.12     (0.33)       (3.27)      (5.97)      (0.54)      (4.46)     (0.21)
   ------    ------      ------        ------      ------    ------       ------      ------      ------     -------     ------


    (1.35)       --       (0.04)        (1.35)         --        --        (1.35)         --       (0.25)         --      (0.65)
       --     (0.14)         --            --       (0.03)       --           --       (0.13)         --          --         --
       --        --       (0.12)           --          --     (0.09)          --          --       (0.72)      (1.12)     (0.90)
   ------    ------      ------        ------      ------    ------       ------      ------      ------     -------     ------
    (1.35)    (0.14)      (0.16)        (1.35)      (0.03)    (0.09)       (1.35)      (0.13)      (0.97)      (1.12)     (1.55)
   ------    ------      ------        ------      ------    ------       ------      ------      ------     -------     ------
   $10.04    $14.89       $8.96         $8.70      $13.21     $8.12        $9.33      $13.95       $8.11       $9.62     $15.20
   ======    ======      ======        ======      ======    ======       ======      ======      ======     =======     ======



   (23.80)%   67.89%      (0.35)%      (24.28)%     63.15%    (3.87)%     (23.75)%     73.71%      (4.64)%    (30.18)%    (1.19)%


       $3        $6       $0.30         $0.46          $2     $0.20           $1          $2          $1          $2         $2
     3.07%     3.48%       9.39%(d)      3.65%       5.57%    20.34%(d)     2.95%       2.89%       2.53%       2.08%      2.28%(b)
    (1.39)%   (1.59)%     (7.52)%(d)    (2.00)%     (3.82)%  (19.15)%(d)   (1.28)%     (1.55)%     (0.17)%     (0.09)%     0.57%
       51%       63%         55%           51%         63%       55%          51%         63%         55%         42%        46%




(a) Net investment income per share has been determined based on the weighted average shares outstanding method.
(b) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements.
(c) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d) Annualized.
(e) For the period from 1st June, 1998 (commencement of operations) to 31st December, 1998.
(*) Total return calculated for a period of less than one year is not annualized.










                                       57
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

================================================================================




GAM JAPAN CAPITAL FUND

                                                                  ------------------------------------------------------
                                                                                                 CLASS A
                                                                   -----------------------------------------------------


                                                                   2000        1999        1998        1997        1996
                                                                  ------      ------      ------      ------      ------
NET ASSET VALUE,
  beginning of period                                             $13.85       $7.65       $8.44       $9.39      $10.16
                                                                  ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                                            (0.17)      (0.14)      (0.06)      (0.10)      (0.05)
Net realized and unrealized gain/(loss) on
  investments                                                      (4.05)       6.77       (0.16)      (0.11)       0.07
                                                                  ------      ------      ------      ------      ------
Total from investment operations                                   (4.22)       6.63       (0.22)      (0.21)       0.02
                                                                  ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment income                               (1.29)         --           --          --      (0.70)
Distributions in excess of net investment income                      --       (0.43)          --          --         --
Distributions from net realized gains                              (0.90)         --        (0.57)      (0.74)     (0.09)
                                                                  ------      ------       ------      ------      ------
Total distributions                                                (2.19)      (0.43)       (0.57)      (0.74)     (0.79)
                                                                  ------      ------       ------      ------     ------
Net asset value, end of period                                     $7.44      $13.85        $7.65       $8.44      $9.39
                                                                  ======      ======       ======      ======     ======


TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                             (32.30)%     87.05%      (2.75)%     (2.58)%      0.15%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                          $19         $67         $22         $31        $37
Ratio of expenses to average net assets                             2.07%       2.06%       2.16%       2.15%      1.84%(b)
Ratio of net investment income/(loss) to average net assets        (1.45)%     (1.38)%     (0.78)%     (1.06)%     (0.50)%
Portfolio turnover rate                                               48%         77%         59%         76%         23%












                                       58
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================






----------------------------------   -----------------------------------
              CLASS B                             CLASS C
----------------------------------   -----------------------------------

    2000        1999      1998 (c)      2000        1999       1998(e)


   $14.45       $8.11       $8.49      $14.65       $8.12       $8.56
   ------      ------      ------      ------      ------      ------


    (0.29)      (0.34)      (0.19)      (0.32)      (0.34)      (0.15)

    (4.21)       6.98       (0.19)      (4.26)       7.09       (0.29)
   ------      ------      ------      ------      ------      ------
    (4.50)       6.64       (0.38)      (4.58)       6.75       (0.44)
   ------      ------      ------      ------      ------      ------

    (1.29)         --          --       (1.29)         --          --
       --       (0.30)         --          --       (0.22)         --
     (.90)         --          --        (.90)         --          --
   ------      ------      ------      ------      ------      ------
    (2.19)      (0.30)        --        (2.19)      (0.22)         --
   ------      ------      ------      ------      ------      ------
    $7.76      $14.45       $8.11       $7.88      $14.65       $8.12
   ======      ======      ======      ======      ======      ======




   (32.94)%     82.18%      (4.48)%    (33.05)%     83.30%      (5.14)%


       $1          $3          $1          $1          $2          $1
     3.06%       3.80%       5.31%(d)    3.21%       3.94%       3.99%(d)
    (2.46)%     (3.16)%     (4.22)%(d)  (2.60)%     (3.21)%     (3.00)%(d)
       48%         77%         59%         48%         77%         59%



(a) Net investment income per share has been determined based on the weighted average shares outstanding method.
(b) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements.
(c) For the period 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d) Annualized.
(e) For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.
(*) Total return calculated for a period of less than one year is not annualized.









                                       59
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

================================================================================





GAM EUROPE FUND


                                                                 -----------------------------------------------------------
                                                                                             CLASS A
                                                                 -----------------------------------------------------------


                                                                   2000          1999         1998        1997        1996
                                                                  -------       ------       ------      ------      ------
NET ASSET VALUE,
  beginning of period                                              $13.08       $12.63       $12.57      $11.85      $10.04
                                                                   ------       ------       ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (a)                                    (0.12)       (0.09)        0.03        0.02        0.07
Net realized and unrealized gain/(loss) on
  investments                                                        0.67         1.96         1.28        3.15        2.06
                                                                  -------       ------       ------      ------      ------
Total from investment operations                                     0.55         1.87         1.31        3.17        2.13
                                                                  -------       ------       ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment income                                   --           --        (0.02)      (0.06)      (0.01)
Distributions from net realized gains                               (1.45)       (1.42)       (1.23)      (2.39)      (0.31)
                                                                  -------       ------       ------      ------      ------
Total distributions                                                 (1.45)       (1.42)       (1.25)      (2.45)      (0.32)
                                                                  -------       ------       ------      ------      ------
Net asset value, end of period                                     $12.18       $13.08       $12.63      $12.57      $11.85
                                                                 ========      =======      =======     =======     =======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                                4.61%       16.21%       10.70%      27.55%      21.32%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                           $24          $20          $49         $39         $25
Ratio of expenses to average net assets                              2.49%        2.48%        2.06%       1.81%       1.89%(b)
Ratio of net investment income/(loss) to average net assets         (0.86)%      (0.79)%       0.24%       0.15%       0.59%
Portfolio turnover rate                                               194%         109%         168%         80%         76%






                                       60
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================





-------------------------------------   --------------------------------------
               CLASS B                               CLASS C
 -------------------------------------  --------------------------------------


     2000        1999         1998 (c)       2000       1999      1998 (e)
  --------     --------      ---------     --------   --------    --------

   $13.08       $12.82         $15.38       $12.77     $12.70      $15.16
   ------       ------         ------       ------     ------      ------


    (0.25)       (0.29)         (0.20)       (0.33)     (0.43)      (0.28)

     0.68         1.97          (1.37)        0.67       1.92       (1.19)
   ------       ------         ------       ------     ------      ------
     0.43         1.68          (1.57)        0.34       1.49       (1.47)
   ------       ------         ------       ------     ------      ------


       --           --             --           --         --          --
    (1.45)       (1.42)         (0.99)       (1.45)     (1.42)      (0.99)
   ------       ------         ------       ------     ------      ------
    (1.45)       (1.42)         (0.99)       (1.45)     (1.42)      (0.99)
   ------       ------         ------       ------     ------      ------
   $12.06       $13.08         $12.82       $11.66     $12.77      $12.70
   ======       ======         ======       ======     ======      ======



     3.68%       14.48%        (9.82)%        3.07%     13.11%      (9.32)%


       $4           $2             $2           $1         $1          $1
     3.39%        4.17%         3.93%(d)      4.04%      5.35%       4.93%(d)
    (1.80)%      (2.41)%        (2.58)%(d)   (2.48)%    (3.62)%     (3.46)%(d)
      194%         109%           168%         194%       109%        168%


(a) Net investment income per share has been determined based on the weighted average shares outstanding method.
(b) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements.
(c) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d) Annualized.
(e) For the period from 20th May, 1998 (commencement of operations) to 31st December, 1998.
(*) Total return calculated for a period of less than one year is not annualized.







                                       61
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

================================================================================






GAM NORTH AMERICA FUND


                                                 ------------------------------------------------------
                                                                         CLASS A
                                                 ------------------------------------------------------



                                                  2000        1999        1998        1997        1996
                                                 ------      ------      ------      ------      ------

NET ASSET VALUE,
  beginning of period                            $18.30      $16.74      $17.32      $13.56      $11.93
                                                 ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (a)                  (0.10)      (0.07)      (0.07)         --       (0.05)
Net realized and unrealized gain/(loss) on
  investments                                     (0.16)       1.63        4.76        3.99        2.93
                                                 ------      ------      ------      ------      ------
Total from investment operations                  (0.26)       1.56        4.69        3.99        2.88
                                                 ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
Dividends from net investment income                 --          --          --          --          --
Distributions from net realized gains             (2.07)         --       (5.27)      (0.23)      (1.25)
                                                 ------      ------      ------      ------      ------
Total distributions                               (2.07)         --       (5.27)      (0.23)      (1.25)
                                                 ------      ------      ------      ------      ------
Net asset value, end of period                   $15.97      $18.30      $16.74      $17.32      $13.56
                                                 ======      ======      ======      ======      ======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)             (1.46)%      9.32%      29.44%      29.41%      24.10%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                         $21         $29         $17         $11          $6
Ratio of expenses to average net assets            2.00%       1.90%       2.10%       1.94%       2.61%(b)
Ratio of net investment income/(loss)
  to average net assets                           (0.58)%     (0.42)%     (0.34)%      0.00%      (0.39)%
Portfolio turnover rate                              12%         13%         70%         15%          9%






                                       62
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

================================================================================









-------------------------------------     --------------------------------
                  CLASS B                            CLASS C
-------------------------------------     --------------------------------



     2000          1999      1998 (c)       2000       1999        1998 (e)
    ------        ------     --------      ------     ------       --------



     $18.19        $16.87     $20.08       $17.91     $16.58        $21.58
     ------        ------     ------       ------     ------        ------


      (0.25)        (0.29)     (0.57)       (0.25)     (0.25)        (0.44)

      (0.16)         1.61       2.17        (0.18)      1.58          0.25
     ------        ------     ------       ------     ------        ------
      (0.41)         1.32       1.60        (0.43)      1.33         (0.19)
     ------        ------     ------       ------     ------        ------


         --            --         --           --         --            --
      (2.07)           --      (4.81)       (2.07)        --         (4.81)
     ------        ------     ------       ------     ------        ------
      (2.07)           --      (4.81)       (2.07)        --         (4.81)
     ------        ------     ------       ------     ------        ------
     $15.71        $18.19     $16.87       $15.41     $17.91        $16.58
     ======        ======     ======       ======     ======        ======



      (2.31)%        7.82%      9.68%       (2.47)%     8.02%         0.69%


         $4            $4         $1           $3         $6            $1
       2.86%         3.11%      7.56%(d)     2.89%      2.90%         8.16%(d)
      (1.44)%       (1.66)%    (5.81)%(d)   (1.46)%    (1.45)%       (6.50)%(d)
         12%           13%        70%          12%        13%           70%




(a) Net investment income per share has been determined based on the weighted average shares outstanding method.
(b) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements.
(c) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d) Annualized.
(e) For the period from 7th July, 1998 (commencement of operations) to 31st December, 1998.
(*) Total return calculated for a period of less than one year is not annualized.




                                       63
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================


GAMERICA CAPITAL FUND



                                                      --------------------------------------------------------------
                                                                                 CLASS A
                                                      --------------------------------------------------------------

                                                       2000          1999         1998           1997          1996
                                                      ------       -------       -------       -------        ------

NET ASSET VALUE,
  beginning of period                                 $21.45        $17.08        $13.43        $10.82        $10.03
                                                      ------       -------       -------       -------        ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (a)                        0.06          0.13         (0.01)        (0.24)        (0.42)
Net realized and unrealized gain on
  investments                                           1.35          4.78          4.08          4.23          2.22
                                                      ------       -------       -------       -------        ------
Total from investment operations                        1.41          4.91          4.07          3.99          1.80
                                                      ------       -------       -------       -------        ------

LESS DISTRIBUTIONS
Dividends from net investment income                      --         (0.07)           --            --            --
Distributions from net realized gains                  (0.37)        (0.47)        (0.42)        (1.38)        (1.01)
                                                      ------       -------       -------       -------        ------
Total distributions                                    (0.37)        (0.54)        (0.42)        (1.38)        (1.01)
                                                      ------       -------       -------       -------        ------
Net asset value, end of period                        $22.49        $21.45        $17.08        $13.43        $10.82
                                                      ======        ======       =======       =======        ======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                   6.54%        28.97%        30.59%        37.28%        18.31%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                              $70           $51           $11            $4            $2
Ratio of expenses to average net assets                 1.79%         1.84%         2.46%         3.45%         5.16%(b)(e)
Ratio of net investment income/(loss)
  to average net assets                                 0.25%         0.66%        (0.03)%       (2.04)%       (3.79)%
Portfolio turnover rate                                   20%           20%           29%           22%           27%






                                       64
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================






    ----------------------------------     -----------------------------------
                 CLASS B                              CLASS C
     ----------------------------------     -----------------------------------


       2000        1999       1998 (c)        2000       1999        1998 (c)
     -------      -------    ---------      --------   --------     ---------

     $21.54       $17.26      $16.57         $21.42     $17.13        $16.57
     ------       ------      ------         ------     ------        ------



      (0.10)       (0.07)      (0.26)         (0.10)     (0.04)        (0.37)

       1.39         4.82        1.10           1.35       4.80          1.08
     ------       ------      ------         ------     ------        ------
       1.29         4.75        0.84           1.25       4.76          0.71
     ------       ------      ------         ------     ------        ------



         --           --          --             --         --            --
      (0.37)       (0.47)      (0.15)         (0.37)     (0.47)        (0.15)
     ------       ------      ------         ------     ------        ------
      (0.37)       (0.47)      (0.15)         (0.37)     (0.47)        (0.15)
     ------       ------      ------         ------     ------        ------
     $22.46       $21.54      $17.26         $22.30     $21.42        $17.13
     ======       ======      ======         ======     ======        ======



       5.97%       27.68%       5.13%          5.81%     27.95%         4.34%



        $14           $9          $1            $12        $10            $1
       2.49%        2.88%       5.19%(d)       2.48%      2.74%         7.15%(d)
      (0.44)%      (0.34)%     (2.74)%(d)     (0.45)%    (0.23)%      (4.77)%(d)
         20%          20%         29%            20%        20%           29%





(a) Net investment income per share has been determined based on the weighted average shares outstanding method.
(b) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements.
(c) For the period 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d) Annualized.
(e) In the absence of expense reimbursement, on an annualized basis would have been 6.16% of average net assets for the period ended 31st December, 1996.
(*) Total return calculated for a period of less than one year is not annualized.








                                       65
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

Report of Independent Accountants

================================================================================


To the Board of Directors and Shareholders of GAM Funds, Inc.


In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GAM Funds, Inc. (comprising, respectively, GAM Global Fund, GAM International Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM Europe Fund, GAM North America Fund and GAMerica Capital Fund) at 31st December, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at 31st December, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


                                               /s/ PricewaterhouseCoopers LLP
                                                   -----------------------------
New York, New York                                 PricewaterhouseCoopers LLP
13th February, 2001







                                      66
                                      ====
                GAM FUNDS INC / REPORT OF INDEPENDENT ACCOUNTANTS

Additional Federal Tax Information (unaudited)

================================================================================


The percentage of ordinary income dividends paid by the Funds during the year ended 31st December 2000, which qualify for the Dividends Received Deduction available to corporate shareholders was:

                                                                              GAM          GAM          GAM
                                     GAM             GAM          GAM       PACIFIC       JAPAN        NORTH        GAMERICA
                               INTERNATIONAL       GLOBAL       EUROPE       BASIN       CAPITAL      AMERICA        CAPITAL
------------------------------------------------------------------------------------------------------------------------------
 Percentages                              0%        23.50%          0%           0%           0%           0%         41.67%

 The Funds hereby designate the following approximate amounts as capital gain distributions for the purpose of the Dividends Paid Deduction:


                                                                              GAM          GAM          GAM
                                     GAM             GAM          GAM       PACIFIC       JAPAN        NORTH        GAMERICA
                               INTERNATIONAL       GLOBAL       EUROPE       BASIN       CAPITAL      AMERICA        CAPITAL
-------------------------------------------------------------------------------------------------------------------------------
In US$
Distribution                              --       404,724      742,066           --    3,752,687    4,175,692        815,658

In January 2001, the Funds reported on Form 1099 the tax status of all distributions made during calendar year 2000.















                                       67
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

                               Board of Directors

Dr Burkhard Poschadel - President    CHIEF EXECUTIVE OFFICER, Global Asset

George W. Landau                     Management Limited
                                     SENIOR ADVISER, Latin America Group,
                                     The Coca-Cola Company, New York

Roland Weiser                        PRESIDENT, Intervista, Summit, New Jersey

Robert J. McGuire, Esq.              ATTORNEY/CONSULTANT, Morvillo, Abramowitz,
                                     Grand, Iason & Silberberg, P.C.,
                                     New York, New York

Address of the Company               135 East 57th Street
                                     New York, New York 10022
                                     Tel: (212) 407-4600
                                     1-800-426-4685 (toll free)
                                     Fax: (212) 407-4684

Registrar and Transfer Agent         Boston Financial Data Services
                                     P.O. Box 8264
                                     Boston, Massachusetts 02266-8264
                                     Tel: 1-800-426-4685 (toll free)
                                     Fax: (617) 483-2405







--------------------------------------------------------------------------------

 Copies of this report may be obtained from the Fund, from the Transfer
    Agent or from:

                  In the United Kingdom (for authorized persons only);
                  Global Asset Management Limited, a member of IMRO,
                  12 St. James's Place, London SW1A 1NX, UK
                  Tel: 44-207-493-9990 Fax: 44-207-493-0715 Tlx: 296099 GAMUK G


                  On Internet;
                  Information on GAM's SEC-registered funds -www.gam.com Email enquiries on GAM - usinfo@gam.com

--------------------------------------------------------------------------------